As filed with the Securities and Exchange Commission on April 26, 2002
                                             1933 Act Registration No. 33-76004*
                                             1940 Act Registration No. 811-04536

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------
                                    FORM S-6

                       POST-EFFECTIVE AMENDMENT NO. 15 TO

                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                                 --------------

        VARIABLE LIFE ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY (FORMERLY VARIABLE LIFE ACCOUNT B OF AETNA LIFE INSURANCE AND ANNUITY COMPANY)

                     ING LIFE INSURANCE AND ANNUITY COMPANY
               (FORMERLY AETNA LIFE INSURANCE AND ANNUITY COMPANY)
                                 --------------

                          151 FARMINGTON AVENUE, TS31,
                           HARTFORD, CONNECTICUT 06156
                          DEPOSITOR'S TELEPHONE NUMBER,

                       INCLUDING AREA CODE: (860) 273-1672
                                 --------------

              J. NEIL MCMURDIE, COUNSEL                                     COPY TO
       ING LIFE INSURANCE AND ANNUITY COMPANY                  KIMBERLY J. SMITH, CHIEF COUNSEL
            151 FARMINGTON AVENUE, TS31,                                 ING AMERICAS
             HARTFORD, CONNECTICUT 06156                             RETAIL PRODUCTS GROUP
  (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)                    1475 DUNWOODY DRIVE
                                                                 WEST CHESTER, PENNSYLVANIA 19380

                                                                       JEREMY SACHS, ESQUIRE
                                                            THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                                      350 CHURCH STREET--MLW1
                                                                      HARTFORD, CT 06103-1106

                                 --------------

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous. INDEFINITE NUMBER OF UNITES OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (Title of Securities Being Registered)
                                 --------------

     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant, for the fiscal year ending December 31, 2001 was filed February 26, 2002.
                                 --------------
     It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

*Pursuant to Rule 429(a) under the Securities Act of 1933, the Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-02339.
================================================================================

                             VARIABLE LIFE ACCOUNT B
                                       OF

                     ING LIFE INSURANCE AND ANNUITY COMPANY

                              CROSS REFERENCE SHEET


  FORM N-8B-2
  -----------
   ITEM NO.   PART I PROSPECTUS
   -------    -----------------

       1      Cover Page; The Company; The Separate Account; The General Account

       2      Cover Page; The Company; The Separate Account; The General Account

       3      Not Applicable

       4 Cover Page; The Company; Additional Information--Distribution of the Policies

       5      The Company; The Separate Account; The General Account

       6      The Company; The Separate Account; The General Account

       7      Not Applicable

       8      Financial Statements

       9      Legal Matters and Proceedings

      10 Policy Summary; Charges and Deductions Accumulation Unit; Policy Values; Right to Instruct Voting of Fund Shares; Policy Lapse; Reinstatement of a Lapsed Policy; Cash Surrender Value; Maturity Value; Death Benefit; Settlement Options; Policy Loans; Right to Examine the Policy; Additional Information; Miscellaneous Provisions

      11      Policy Summary; The Fixed Accounts; The Funds

      12      Not Applicable

      13      Policy Summary; Charges and Deductions

      14 Premium Payments; Policy Values; Accumulation Unit; Miscellaneous Policy Provisions

      15 Policy Summary; The Funds; Premium Payments; Policy Values; Accumulation Unit

      16      Policy Summary; The Funds; Premium Payments; Policy Values

      17      Cash Surrender Value; Surrender Charges; Policy Loans

      18      Premiums; The Separate Account; The Fixed Account; The Funds; Tax
              Matters

      19 Reports to Policy Owners; Right to Instruct Voting of Fund Shares; Additional Information--Records and Accounts

      20      Not Applicable

      21      Policy Loans

      22      Not Applicable

      23      Directors and Officers of the Company

      24      Miscellaneous Policy Provisions

      25      The Company

      26      Policy Summary; Charges and Deductions

      27      The Company

      28      The Company; Directors and Officers of the Company

      29      The Company

      30      Not Applicable

      31      Not Applicable

      32      Not Applicable

      33      Not Applicable

      34      Not Applicable

FORM N-8B-2
-----------
   ITEM NO.   PART I PROSPECTUS
   -------    -----------------
      35      The Company; Additional Information

      36      Not Applicable

      37      Not Applicable

      38      Additional Information

      39      The Company

      40      Policy Summary; Charges and Deductions

      41      The Company

      42      The Company; Directors and Officers and Officers of the Company

      43      Not Applicable

      44      Policy Values--Accumulation Unit; Financial Statements

      45      Not Applicable

      46 Appendix A--Illustrations of Death Benefit; Total Account Values and Cash Surrender Values for AetnaVest Policies; Appendix B-- Illustrations of Death Benefits; Total Account Values and Cash Surrender Values for AetnaVest II Policies

      47      Policy Summary; Policy Values

      48      Not Applicable

      49      Not Applicable

      50      Not Applicable

      51      Not Applicable

      52      The Separate Account; The Fixed Account; The Funds

      53      Tax Matters

      54      Not Applicable

      55      Not Applicable

      56      Not Applicable

      57      Not Applicable

      58      Not Applicable

      59      Financial Statements

                                                                            AETNAVEST & AETNAVEST II

ING Life Insurance and
Annuity Company                   Administrative Office:
Home Office:                      Personal Service Center, MVLI              VARIABLE LIFE ACCOUNT B
151 Farmington Avenue             350 Church Street
Hartford, Connecticut 06156       Hartford, CT 06103-1106                          PROSPECTUS
Telephone: (800) 334-7586         Telephone: (800) 334-7586                    DATED: MAY 1, 2002


--------------------------------------------------------------------------------
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
--------------------------------------------------------------------------------


This prospectus describes AetnaVest and AetnaVest II, two flexible premium variable life insurance contracts (the "Policy" or "Policies"), offered by ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) (the "Company", "we", "us").


In October 1998, the Company and life insurance affiliates of Lincoln Financial Group ("Lincoln") entered into a transaction whereby nearly all of the Company's variable life insurance business was reinsured by the Lincoln affiliates.

The Policies feature: - flexible premium payments;
                      - a choice of one of two death benefit options;  and
                      - a choice of underlying investment options.

You may allocate net premiums to subaccounts which invest in the mutual funds listed below. Each Fund has its own investment objective. Not all Funds may be available under all Policies or in all jurisdictions. You should review each Fund's prospectus before making your decision.



o    ING VP ASCENT PORTFOLIO (CLASS R SHARES)*
o    ING VP BALANCED PORTFOLIO, INC. (CLASS R SHARES)*
o    ING VP BOND PORTFOLIO (CLASS R SHARES)*
o    ING VP CROSSROADS PORTFOLIO (CLASS R SHARES)*
o    ING VP GROWTH AND INCOME PORTFOLIO (CLASS R SHARES)*
o    ING VP INDEX PLUS LARGECAP PORTFOLIO (CLASS R SHARES)*
o    ING VP LEGACY PORTFOLIO (CLASS R SHARES)*
o    ING VP MONEY MARKET PORTFOLIO (CLASS R SHARES)*
o    ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (INITIAL CLASS)*
o    ING MFS EMERGING EQUITIES PORTFOLIO (INITIAL CLASS)*
o    ING MFS RESEARCH PORTFOLIO (INITIAL CLASS)*
o    ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO (INITIAL CLASS)*
o    ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (INITIAL CLASS)*
o    FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
o    FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (INITIAL CLASS)
o    JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
o    JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
o    JANUS ASPEN GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
o    JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
o    OPPENHEIMER GLOBAL SECURITIES FUND/VA
o    OPPENHEIMER STRATEGIC BOND FUND/VA


*Effective May 1, 2002 this Fund changed its name to the name listed above. See "The Funds" in this prospectus for a complete list of former and current Fund names.

NET PREMIUMS ALLOCATED TO THE FIXED ACCOUNT EARN FIXED RATES OF INTEREST. WE DETERMINE THE RATES PERIODICALLY, BUT WE GUARANTEE THAT THEY WILL NEVER BE LESS THAN 4.5% A YEAR.

THIS PROSPECTUS AND OTHER INFORMATION ABOUT VARIABLE LIFE ACCOUNT B FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") CAN BE FOUND IN THE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV. YOU CAN GET COPIES OF THIS INFORMATION BY VISITING THE COMMISSION'S PUBLIC REFERENCE ROOM OR WRITING THE COMMISSION'S PUBLIC REFERENCE ROOM, 450 FIFTH STREET, N.W., WASHINGTON, D.C. 20549-6009 AND PAYING A DUPLICATING FEE. INFORMATION ON THE OPERATION OF THE COMMISSION'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-202-942-8090 OR 1-800-SEC-0330, E-MAILING OR WRITING TO THE ADDRESS ABOVE.

THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. YOU SHOULD READ THE PROSPECTUS AND THE ATTACHED PROSPECTUS FOR ANY AVAILABLE FUND IF YOU ARE CONSIDERING BUYING A POLICY OR EXERCISING ELECTIONS UNDER POLICY. YOU SHOULD ALSO KEEP THEM FOR FUTURE REFERENCE. YOU CAN OBTAIN ANY FUND'S STATEMENT OF ADDITIONAL INFORMATION (SAI), WHICH PROVIDES MORE INFORMATION ABOUT A FUND, BY CALLING (800) 334-7586.

TABLE OF CONTENTS


Policy Summary ....................................        3
   Replacements ...................................        3
   Initial Choices to be Made .....................        3
   Level or Varying Death Benefit .................        3
   Amount of Premium Payment ......................        4
   Selection of Funding Vehicles ..................        4
   Charges and Fees ...............................        4
   Policy Loans ...................................        6
   Factors to Consider Before Purchasing a Policy          6
The Company, the Separate Account and the
   General Account ................................        6
   The Company ....................................        6
   The Separate Account ...........................        7
   The General Account ............................        8
Death Benefit Options .............................        8
Premiums ..........................................        8
The Fixed Account .................................        9
The Funds .........................................        9
Mixed and Shared Funding ..........................       15
Premium Payments ..................................       15
Accumulation Unit .................................       15
Policy Values .....................................       16
Transfers Among the Funding Options ...............       17
Telephone Transfers ...............................       17
Limits on Frequent Transfers.......................       18
Automated Transfers (Dollar Cost Averaging) .......       18
Maturity Value ....................................       19
Cash Surrender Value ..............................       19
Charges and Deductions ............................       19
   Premium Charge .................................       19
   Insurance and Administrative Charges ...........       19
   Charges Assessed Against the Underlying
     Funds ........................................       21
   Surrender Charges ..............................       23
Policy Surrender ..................................       26
   Full Surrenders ................................       26
   Partial Surrenders..............................       26
Policy Lapse ......................................       27
Reinstatement of a Lapsed Policy ..................       27
Policy Loans ......................................       27
Policy Changes ....................................       28
Right to Examine the Policy .......................       29
Exchanging Your Policy ............................       29
Payment of Death Benefit ..........................       29
Policy Settlement .................................       30
   Settlement Options .............................       30
   Calculation of Settlement Payments on a
     Variable Basis ...............................       32
Directors and Officers ............................       33
Reports to Policy Owners ..........................       34
Right to Instruct Voting of Fund Shares ...........       34
   Disregard of Voting Instructions ...............       35
State Regulation ..................................       35
Legal Matters and Proceedings .....................       35
Additional Information ............................       35
   The Registration Statement .....................       35
   Distribution of the Policies ...................       36
   Records and Accounts ...........................       36
   Independent Auditors ...........................       36
Tax Matters .......................................       37
   General ........................................       37
   Federal Tax Status of the Company ..............       37
   Life Insurance Qualification ...................       37
   General Rules ..................................       38
   Modified Endowment Contracts ...................       38
   Diversification Standards ......................       39
   Investor Control................................       39
   Other Tax Considerations .......................       40
   Withholding ....................................       40
Miscellaneous Policy Provisions....................       41
   The Policy .....................................       41
   Payment of Benefits ............................       41
   Age and Sex ....................................       41
   Incontestability ...............................       41
   Suicide ........................................       41
   Protection of Proceeds .........................       41
   Non-Participation ..............................       41
   Coverage Beyond Maturity .......................       42
Appendix A--AetnaVest: Illustrations of Death
   Benefit, Total Account Values and Cash
   Surrender Values................................       43
Appendix B--AetnaVest II: Illustrations of
   Death Benefit, Total Account Values, and
   Cash Surrender Values...........................       49

Financial Statements of the Separate Account.......      S-1
Financial Statements of the Company................      F-1


This prospectus does not constitute an offer in any jurisdiction where prohibited. No dealer, salesman or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this prospectus, or other sales material authorized by the Company and if given or made, such other information or representations must not be relied upon.

The purpose of the policy is to provide insurance protection. Life insurance is a long-term investment. Owners should consider their need for insurance coverage and the policy's long-term investment potential. We do not claim that the policy is in any way similar or comparable to an investment in a mutual fund.

POLICY SUMMARY

This section is an overview of key policy features for AetnaVest and AetnaVest
II. (Regulations in your state may vary the provisions of your own Policy.) Your Policy is a flexible premium variable life insurance policy, under which flexible premium payments are permitted and the death benefit and policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

   1) fixed basis;

   2) variable basis; or a

   3) combination of both fixed and variable basis.


Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select. Review this prospectus and the Funds prospectus to achieve a clear understanding of any Fund you are considering.

At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986, as amended ("Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.


REPLACEMENTS


It may not be advantageous to replace existing insurance or an annuity contract or supplement an existing flexible premium variable life insurance policy with this Policy. This prospectus and the prospectuses of the Funds should be read carefully to understand the Policy being offered.


INITIAL CHOICES TO BE MADE

The policy owner (the "owner" or "you") is the person named in the policy specifications who has all of the Policy ownership rights. If no owner is named, the insured (the person whose life is insured under the Policy) will be the owner of the Policy. You, as the owner, have three important choices to make when the Policy is first purchased. You need to choose:

   1) either the level or varying death benefit option;

   2) the amount of premium you want to pay;

   3) the amount of your net premium payment to be placed in each of the funding options you select. The net premium payment is the balance of your premium payment that remains after certain charges are deducted from it;

LEVEL OR VARYING DEATH BENEFIT

The death benefit is the amount the Company pays to the beneficiary(ies) when the insured dies. Before we pay the beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the death benefit. We calculate the death benefit payable, as of the date the Insured died.

If you choose the level death benefit option, the death benefit will be the greater of:

   1) the "specified amount" in effect for the Policy at the time of the insured's death (the initial specified amount may be found on the Policy's specification page); or

   2) the applicable percentage of the "total account value" (the total of the balances in the fixed account and the separate account minus any outstanding loan account amounts);

If you choose the varying death benefit option, the death benefit will be the greater of:

   1) the specified amount plus the total account value or

   2) the applicable percentage of the total account value

See "Death Benefit Options" for more details.

If you have borrowed against your Policy or surrendered a portion of your Policy, the loan account balance and any surrendered amount will reduce your initial death benefit.


You may borrow within described limits against the Policy. You may surrender the Policy in full or withdraw part of its value. A surrender charge is applied if the Policy is surrendered totally. Depending on the amount of premium you pay, there may be little, or no, cash value in your Policy to borrow or surrender in the early years.


AMOUNT OF PREMIUM PAYMENT

When you first buy your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described in "Premium Payments." If your Policy lapses because your monthly deduction is larger than the "cash surrender value" (total account value minus the surrender charge and the amount necessary to repay any loans) you may reinstate your Policy. See "Reinstatement of a Lapsed Policy."

You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against policy values for the cost of insurance increase as the insured gets older. See "Charges and Deductions."

When you first receive your Policy you will have 10 days to look it over (more in some states). This is called the right-to-examine time period. Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the funding options you initially select. If you then decide you do not want your policy, you will receive a refund. See "Right to Examine the Policy."

SELECTION OF FUNDING VEHICLES

This prospectus focuses on the separate account investment information that makes up the variable part of the Policy. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the Funds you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those Funds lose value, so does your Policy. See "The Funds."

You must choose the sub-accounts in which you want to place each net premium payment. Each sub-account invests in shares of a certain Fund. A sub-account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance.

You may also choose to place your net premium payment or part of it into the fixed account. Net premium payments put into the fixed account become part of the Company's general account, do not share the investment experience of the separate account and have a guaranteed minimum interest rate of 4.5% per year. For additional information on the fixed account, see "The Fixed Account."

CHARGES AND FEES

We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur. We may profit from any of these charges, including the mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.

We deduct a premium charge from all of your premium payments. For AetnaVest, this is 2.50% (2.35% for California residents). For AetnaVest II, this is currently 3.5%, and will never exceed 6%.

Monthly deductions are made from the total account value for administrative expenses and the cost of insurance along with any supplemental riders or benefits that are placed on your Policy. For AetnaVest Policies, this administrative expense charge ranges from $0 to $5 per month. For AetnaVest II Policies, this charge is $20 during the first policy year and $5 during subsequent policy years.

Daily deductions are subtracted from the separate account for mortality and expense risk. The current charge for mortality and expense risk under the AetnaVest Policies varies:



     ING VP Ascent Portfolio, ING VP Crossroads Portfolio, ING VP Legacy Portfolio ........    0.55%
     ING VP Balanced Portfolio, Inc., ING VP Growth and Income Portfolio ..................    0.65%
     For all other Funds available under AetnaVest Policies ...............................    0.70%


The current charge under AetnaVest II Policies is 0.70% per year of the average daily net assets of the separate account. We reserve the right to change this charge but it will never exceed 0.90% per year.

Currently, we deduct from Variable Life Account B (the separate account) a daily administrative charge for the administration and maintenance of the Policies. This charge is at an annual rate of 0.30% of the average daily net assets of the separate account. It will never exceed 0.30% for AetnaVest and 0.50% for AetnaVest II.


Each Fund has its own management fees and other expenses which are also deducted daily. Investment results for the Funds you choose will be affected by the fund management fees and other expenses. The table in "Charges and Deductions--Charges Assessed Against the Underlying Funds" shows you the fees and other expenses currently in effect for each Fund.


At any time, you may make transfers between funding options without charge. Within 45 days after each policy anniversary, you may also transfer to the separate account $500 or, if greater, 25% of the fixed account value. The Company may increase this limit in the future.

If you surrender your Policy, in full or in part, within the first 10 policy years, (15 years for AetnaVest II) a surrender charge will be deducted from the amount paid to you. The initial surrender charge is based on the specified amount and depends on the insured's age and, in most states, the sex of the insured. This surrender charge will remain the same for policy years 1-5. For policy years 6 through 10 (6 through 15 for AetnaVest II) this charge reduces on a monthly basis to zero.

For partial surrenders, the surrender charge is imposed in proportion to the total of the account value less full surrender charges. A charge of the lesser of $25 or 2% of the net surrender payment will be made against the total account value.

If you surrender your Policy within the first 10 years (15 years for AetnaVest
II) after an increase in the specified amount, a surrender charge will also be imposed which will be 70% of what the surrender charge would be on a new policy with that specified amount. This charge will also apply for the same time frame as stated previously. If the specified amount is decreased within the first 10 policy years (15 years for AetnaVest II), the surrender charge will remain the same. See "Charges and Deductions--Surrender Charges."

POLICY LOANS

If you decide to borrow against your Policy, interest will be charged to the loan account. Currently, the interest rate on loans accrues at an annual rate of 8%.

There are two types of policy loans: nonpreferred (those taken within the first ten policy years); and preferred (those taken in the eleventh policy year and beyond).

Annual interest will be credited on the loan account value at the same rate interest is charged, for preferred loans, and at 4.5% per year (6% in New York) for nonpreferred loans. See "Policy Loans."


FACTORS TO CONSIDER BEFORE PURCHASING A POLICY

The decision to purchase a Policy should be discussed with your agent/registered representative. Make sure you understand the funding vehicles your Policy provides, its other features and benefits, its risks and the fees and expenses you will incur. Consider the following matters, among others:

     (1) Life Insurance Coverage - Life insurance is not a short-term investment and should be purchased only if you need life insurance coverage. You should evaluate your need for life insurance coverage before purchasing a Policy.

     (2) Investment Risk - The value of the available variable funding options may fluctuate with the markets and interest rates. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy.

     (3) Fees and Expenses - A Policy's fees and expenses reflect costs associated with its features and benefits. Before purchasing a Policy, compare the value that these various features and benefits have to you, given your particular circumstances, with the fees and expenses for those features and benefits.

     (4) Exchanges - Replacing your existing life insurance policy(ies) with this Policy may not be beneficial to you. Before purchasing a Policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation. Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policies with those of this Policy.

     (5) Sales Compensation - We pay compensation to firms for sales of the Policy.


THE COMPANY, THE SEPARATE ACCOUNT, AND THE GENERAL ACCOUNT

THE COMPANY


ING Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts.

The Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, is the investment adviser for ING Partners, Inc. (prior to May 1, 2002 known as Portfolio Partners, Inc.). In addition to serving as the depositor for the registrant, the Company is also the depositor of Variable Life Account C and Variable Annuity Accounts B, C and G (separate accounts of the Company registered as unit investment trusts).

The Company's subsidiary, ING Financial Advisers, LLC (IFA)(prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the Policies and also acts as the principal underwriter for Variable Life Account B, Variable Life Account C and Variable Annuity Accounts B, C and G and Variable Annuity Account I (a separate account of ING Insurance Company of America registered as a unit investment trust). IFA, a Delaware limited liability company, is registered as a broker-dealer with the Commission. IFA is also a member of the National Association of Securities Dealers, Inc.
(NASD) and the Securities Investor Protection Corporation. IFA'S principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The Lincoln National Life Insurance Company ("Lincoln") and its affiliates perform certain administrative functions relating to the Policies, and maintain books and records necessary to operate and administer the Policies. Lincoln will process requests once they receive all letters, forms or other necessary documents completed to their satisfaction, and may require a signature guarantee or some other form of authenticity. The effective date of payments, forms and requests is usually determined by the day and time received; items received before 4:00 PM Eastern Time on any business day will usually be effective on that day, items received after that time will usually be effective the next business day.

Lincoln has assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, they have a site available in which to recover critical business functions in the event of a disaster, and will conduct tests of their capabilities and plans. In accordance with money laundering laws and federal economic sanction policy, Lincoln, on behalf of the Company, may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This includes refusing to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the separate account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate Regulator.

THE SEPARATE ACCOUNT


Variable Life Account B is the separate account that supports the variable options. If you allocate any of your total account value to the variable options, that value is invested in the separate account. The separate account purchases shares of the Funds to fund the benefits provided by the Policies. We describe the currently available Funds, their investment objectives, and their investment advisers in this Prospectus. Each Fund also has a prospectus, which contains complete descriptions of the Fund's investment objectives, investment restrictions and other material information relating to an investment in the Fund. Any and all Fund distributions for Fund shares held by the separate account will be reinvested in additional Fund shares at net asset value.

We created Variable Life Account B in 1986 under Connecticut law. We hold the separate account assets to satisfy the claims of the policy owners to the extent that they have allocated amounts to the separate account. Our other creditors could reach only those separate account assets (if any) that are in excess of the amount of our reserves and liabilities under the Policies with respect to the separate account. The Company is responsible for meeting all obligations to owners under the Policies.

The separate account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of separate account under the federal securities laws. The registration of the separate account involves no approval or disapproval by the Commission of the separate account or the Company's management or investment practices or policies. The Company does not guarantee the separate account's investment performance.

THE GENERAL ACCOUNT

The general account is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. Both the fixed account value and the loan account value are held in the general account.

DEATH BENEFIT OPTIONS

At the time of purchase, you must choose between the two available death benefit options. The amount payable under either option will be determined as of the date of the Insured's death.

Option 1 generally provides a level death benefit. Under option 1, the death benefit will be the higher of the specified amount (a minimum of $100,000), or the applicable percentage of the total account value. The percentage is 250% through age 40 and decreases yearly to 100% at age 95.

Option 2 provides a varying death benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options selected. Under option 2, the death benefit will be the higher of either the specified amount plus the total account value; or the applicable percentage of the total account value.

Under both option 1 and option 2, the death benefit may be affected by partial surrenders. The death benefit for both options will be reduced by the amount necessary to repay any loans in full.

PREMIUMS

At the time you purchase a Policy, you also choose the amount of premium you will pay. You may vary premium payments to some extent and still keep your Policy in force. To understand how this works, there are three terms you should be familiar with. These are: basic premium, planned premiums, and additional premiums.

Basic premium is that premium which must be paid to assure that the Policy remains in force for at least 2 years after issue, assuming there have been no loans or surrenders. The basic premium is stated in the Policy. If basic premiums are not paid, or if there are surrenders or loans taken during the first two policy years, the Policy will lapse if the cash surrender value is less than the monthly deduction.

Your basic premiums are not current if your actual premiums paid, minus loans and minus partial surrenders, are less than the basic premium (expressed as a monthly amount) times the number of months the Policy has been in force.

After the first two policy years, as long as the Policy's cash surrender value is greater than the monthly deduction, your Policy will not lapse.

Planned premiums are those premiums you choose to pay on a scheduled basis. These are usually equal to or greater than the basic premium. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Pre-authorized monthly check payments may also be arranged.

Additional premiums are any premiums you pay in addition to planned premiums.

Payment of basic premiums, planned premiums or additional premiums in any amount will not, except as noted above, guarantee that your Policy will remain in force. Conversely, failure to pay planned premiums or additional premiums will not necessarily cause your Policy to lapse. (See "Policy Lapse.")


You may increase your planned premium at any time by submitting a written notice to us or by paying additional premiums, except that:

   1) We may require evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the total account value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without participation of such amounts in the underlying funding options;

   2) No premiums can be accepted if they would disqualify the Policy as a "life insurance policy" under federal tax laws. In no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. (See "Tax Matters"). If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitation, we will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law; and

   3) When there is an outstanding loan, all premiums paid in excess of the basic premium will be considered repayment of the loan account value (this is true in all states for AetnaVest Policies and in all states except Texas for AetnaVest II Policies).

Under limited circumstances, we may backdate a Policy, upon request, by assigning an issue date earlier than the date the application is signed but no earlier than six months prior to state approval of the Policy. Backdating may be desirable, for example, so that you can purchase a particular specified amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the issue date and the date the initial premium is credited to the separate account. Backdating your Policy will not affect the date on which your premium payments are credited to the separate account and your policy is credited with "accumulation units." Your Policy cannot be credited with accumulation units until your net premium is actually deposited in the separate account. (See "Policy Values.")

THE FIXED ACCOUNT

You may allocate all or a part of your premiums to the fixed account, which will be credited with interest at a rate determined by us from time to time, but guaranteed to be at least 4.5% per year. The interest rate credited to each premium payment will depend on the date the payment is received at our Administrative Office.

Credited interest rates reflect the Company's return on the fixed account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.


Interests in the fixed account have not been registered with the Commission in reliance upon exemptions under the Securities Act of 1933, as amended. However, disclosure in this prospectus regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this prospectus relating to the fixed account has not been reviewed by the Commission.


THE FUNDS


You may also allocate all or a portion of your premiums to the separate account and direct that they be invested in one or more of the subaccounts. Each subaccount invests in a specific Fund. Each of the Funds is an open-end, management investment company whose shares are available to fund the benefits provided by the Policy. Not all Funds may be available under all Policies or in all jurisdictions. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. Substitute funds may have different fees and charges than the Funds being replaced. We reserve the right to reject, without notice, any amounts allocated to a sub-account if the sub-account investment in the corresponding Fund is not accepted by the Fund for any reason.

The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act. Please refer to the Fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Administrative Office at the address and phone number listed on the cover of this Prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain Funds offered under the Policies have names, investment objectives and policies similar to other Funds managed by the Fund's investment adviser. The investment results of a Fund may be higher or lower than those of other Funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any Fund will be comparable to those of another Fund managed by the same investment adviser.


----------------------------------------- ---------------------------- -------------------------------------------

FUND NAME                                 INVESTMENT ADVISER/          INVESTMENT OBJECTIVE
                                          SUBADVISER
----------------------------------------- ---------------------------- -------------------------------------------
ING GENERATION PORTFOLIOS, INC. -  ING    ING Investments, LLC         Seeks to provide capital appreciation.
  VP ASCENT PORTFOLIO                                                  Managed for investors seeking capital
(formerly Aetna Generation Portfolios,    Subadviser: Aeltus           appreciation who generally have an
  Inc. - Aetna Ascent VP)                 Investment Management,       investment horizon exceeding 15 years and
(CLASS R SHARES)                          Inc. (Aeltus)                who have a high level of risk tolerance.
----------------------------------------- ---------------------------- -------------------------------------------
ING VP BALANCED PORTFOLIO, INC.           ING Investments, LLC         Seeks to maximize investment return,
  (formerly Aetna Balanced VP, Inc.)                                   consistent with reasonable safety of
(CLASS R SHARES)                          Subadviser: Aeltus           principal, by investing in a diversified
                                          Investment Management,       portfolio of one or more of the following
                                          Inc. (Aeltus)                asset classes: stocks, bonds and cash
                                                                       equivalents, based on the judgement of the
                                                                       Fund's management, of which of these
                                                                       sectors or mix thereof offers the best
                                                                       investment prospects.
----------------------------------------- ---------------------------- -------------------------------------------
ING VP BOND PORTFOLIO (formerly Aetna     ING Investments, LLC         Seeks to maximize total return as is
  Income Shares d/b/a Aetna Bond VP)                                   consistent with reasonable risk, through
                                          Subadviser: Aeltus           investment in a diversified portfolio
(CLASS R SHARES)                          Investment Management,       consisting of debt securities.
                                          Inc. (Aeltus)
----------------------------------------- ---------------------------- -------------------------------------------
ING GENERATION PORTFOLIOS, INC. - ING     ING Investments, LLC         Seeks to provide total return (i.e.,
  VP CROSSROADS PORTFOLIO (formerly                                    income and capital appreciation, both
  Aetna Generation Portfolios, Inc. -     Subadviser: Aeltus           realized and unrealized). Managed for
  Aetna Crossroads VP)                    Investment Management,       investors seeking a balance between
(CLASS R SHARES)                          Inc. (Aeltus)                income and capital appreciation who
                                                                       generally have an investment horizon
                                                                       exceeding ten years and who have a
                                                                       moderate level of risk tolerance.
----------------------------------------- ---------------------------- -------------------------------------------
ING VARIABLE FUNDS - ING VP GROWTH AND    ING Investments, LLC         Seeks to maximize total return through
  INCOME PORTFOLIO (formerly Aetna                                     investments in a diversified portfolio of
  Variable Fund d/b/a Aetna Growth and    Subadviser: Aeltus           common stocks and securities convertible
  Income VP)                              Investment Management,       into common stock.
(CLASS R SHARES)                          Inc. (Aeltus)
----------------------------------------- ---------------------------- -------------------------------------------
ING VARIABLE PORTFOLIOS, INC. - ING VP    ING Investments, LLC         Seeks to outperform the total return
  INDEX PLUS LARGECAP PORTFOLIO                                        performance of the Standard & Poor's 500
  (formerly Aetna Variable Portfolios,    Subadviser: Aeltus           Composite Index (S&P 500), while
  Inc. - Aetna Index Plus Large Cap VP)   Investment Management,       maintaining a market level of risk.
(CLASS R SHARES)                          Inc. (Aeltus)                Invests at least 80% of net assets in
                                                                       stocks included in the S&P 500.
----------------------------------------- ---------------------------- -------------------------------------------
ING GENERATION PORTFOLIOS, INC. - ING     ING Investments, LLC         Seeks to provide total return consistent
  VP Legacy Portfolio (formerly Aetna                                  with preservation of capital. Managed for
  Generation Portfolios, Inc. - Aetna     Subadviser: Aeltus           investors primarily seeking total return
  Legacy VP)                              Investment Management,       consistent with capital preservation who
(CLASS R SHARES)                          Inc. (Aeltus)                generally have an investment horizon
                                                                       exceeding five years and who have a low
                                                                       level of risk tolerance.
----------------------------------------- ---------------------------- -------------------------------------------



----------------------------------------- ---------------------------- -------------------------------------------

FUND NAME                                 INVESTMENT ADVISER/          INVESTMENT OBJECTIVE
                                          SUBADVISER
----------------------------------------- ---------------------------- -------------------------------------------
ING VP MONEY MARKET PORTFOLIO (formerly    ING Investments, LLC        Seeks to provide high current return,
  Aetna Variable Encore Fund d/b/a                                     consistent with preservation of capital
  Aetna Money Market VP)                   Subadviser: Aeltus          and liquidity, through investment in
(CLASS R SHARES)                          Investment Management,       high-quality money market instruments.
                                          Inc. (Aeltus)
----------------------------------------- ---------------------------- -------------------------------------------
ING PARTNERS, INC. - ING MFS CAPITAL      ING Life Insurance and       Seeks capital appreciation. Invests
  OPPORTUNITIES PORTFOLIO (formerly       Annuity Company (formerly    primarily (at least 65% of net assets) in
  Portfolio Partners, Inc. (PPI) MFS      Aetna Life Insurance and     common stocks and related securities,
  Capital Opportunities Portfolio)        Annuity Company)             such as preferred stocks, convertible
(INITIAL CLASS)                                                        securities and depositary receipts.
                                          Subadviser:
                                          Massachusetts Financial
                                          Services Company
----------------------------------------- ---------------------------- -------------------------------------------
ING PARTNERS, INC. - ING MFS EMERGING     ING LIFE INSURANCE AND       Seeks long-term growth of capital.
  EQUITIES PORTFOLIO (formerly            Annuity Company (formerly    Invests primarily (at least 80% of net
  Portfolio Partners, Inc. (PPI) MFS      Aetna Life Insurance and     assets under normal circumstances) in
  Emerging Equities Portfolio)            Annuity Company)             common stocks and related securities,
(Initial Class)                                                        such as preferred stocks, convertible
                                          Subadviser:                  securities and depositary receipts, of
                                          Massachusetts Financial      emerging growth companies.
                                          Services Company
----------------------------------------- ---------------------------- -------------------------------------------
ING PARTNERS, INC. - ING MFS RESEARCH     ING LIFE INSURANCE AND       Seeks long-term growth of capital and
  PORTFOLIO (formerly Portfolio           Annuity Company (formerly    future income. Invests primarily (at
  Partners, Inc. (PPI) MFS Research       Aetna Life Insurance and     least 80% of total assets) in common
  Growth Portfolio)                       Annuity Company)             stocks and related securities, such as
(INITIAL CLASS)                                                        preferred stocks, convertible securities
                                          Subadviser:                  and depositary receipts.
                                          Massachusetts Financial
                                          Services Company
----------------------------------------- ---------------------------- -------------------------------------------
ING PARTNERS, INC. - ING SCUDDER          ING Life Insurance and       Seeks long-term growth of capital.
  INTERNATIONAL GROWTH PORTFOLIO          Annuity Company (formerly    Invests primarily (at least 65% of total
  (formerly Portfolio Partners, Inc.      Aetna Life Insurance and     assets) in the equity securities of
  (PPI) Scudder International Growth      Annuity Company)             foreign companies that the subadviser
  Portfolio)                                                           believes have high growth potential.
(INITIAL CLASS)                           Subadviser: Zurich Scudder
                                          Investments, Inc. (Scudder)

----------------------------------------- ---------------------------- -------------------------------------------


----------------------------------------- ---------------------------- -------------------------------------------

FUND NAME                                 INVESTMENT ADVISER/          INVESTMENT OBJECTIVE
                                          SUBADVISER
----------------------------------------- ---------------------------- -------------------------------------------
ING Partners, INC. - ING T. ROWE PRICE    ING Life Insurance and       Seeks long-term capital growth, and
  GROWTH EQUITY PORTFOLIO (formerly       Annuity Company (formerly    secondarily, increasing dividend income.
  Portfolio Partners, Inc. (PPI) T.       Aetna Life Insurance and     Invests primarily (at least 80% of net
  Rowe Price Growth Equity Portfolio)     Annuity Company)             assets under normal circumstances) in the
(Initial Class)                                                        common stocks of a diversified group of
                                          Subadviser: T. Rowe Price    growth companies.  Investments in foreign
                                          Associates, Inc.             securities are limited to 30% of total
                                                                       assets.
----------------------------------------- ---------------------------- -------------------------------------------
FIDELITY(R) VARIABLE INSURANCE            Fidelity Management &        Seeks long-term capital appreciation.
  PRODUCTS - FIDELITY VIP CONTRAFUND(R)   Research Company             Invests primarily in common stocks of
  Portfolio                                                            companies whose value the Portfolio's
(INITIAL CLASS)                           Subadvisers: Fidelity        investment adviser believes is not fully
                                          Management & Research        recognized by the public.
                                          (U.K.) Inc.; Fidelity
                                          Management & Research (Far
                                          East) Inc.; Fidelity
                                          Investments Japan Limited;
                                          FMR Co., Inc.
----------------------------------------- ---------------------------- -------------------------------------------
FIDELITY(R) VARIABLE INSURANCE            Fidelity Management &        Seeks reasonable income. Also considers
  PRODUCTS - FIDELITY VIP EQUITY-         Research Company             the potential for capital appreciation.
  INCOME PORTFOLIO                                                     Seeks to achieve a yield which exceeds
(INITIAL CLASS)                           Subadviser: FMR Co., Inc.    the composite yield on the securities
                                                                       comprising the Standard & Poor's 500
                                                                       Index (S&P 500).
----------------------------------------- ---------------------------- -------------------------------------------
JANUS ASPEN SERIES - AGGRESSIVE GROWTH    Janus Capital                A nondiversified Portfolio that seeks
  PORTFOLIO                                                            long-term growth of capital. Invests
(INSTITUTIONAL SHARES)                                                 primarily in common stocks selected
                                                                       for their growth potential and normally
                                                                       invests at least 50% of its equity
                                                                       assets in medium-sized companies.
----------------------------------------- ---------------------------- -------------------------------------------
JANUS ASPEN SERIES - BALANCED PORTFOLIO   Janus Capital                Seeks long-term capital growth,
(INSTITUTIONAL SHARES)                                                 consistent with preservation of capital
                                                                       and balanced by current income. Normally
                                                                       invests 40-60% of its assets in securities
                                                                       selected primarily for their growth
                                                                       potential and 40-60% of its assets in
                                                                       securities selected primarily for their
                                                                       income potential. The portfolio will
                                                                       normally invest at least 25% of its
                                                                       assets in fixed-income securities.
----------------------------------------- ---------------------------- -------------------------------------------



----------------------------------------- ---------------------------- -------------------------------------------

FUND NAME                                 INVESTMENT ADVISER/          INVESTMENT OBJECTIVE
                                          SUBADVISER
----------------------------------------- ---------------------------- -------------------------------------------
JANUS ASPEN SERIES - GROWTH PORTFOLIO     Janus Capital                Seeks long-term growth of capital in a
(INSTITUTIONAL SHARES)                                                 manner consistent with the preservation
                                                                       of capital. Invests primarily in common
                                                                       stocks selected for their  growth
                                                                       potential. Although it can invest in
                                                                       companies of any size, it generally
                                                                       invests in larger, more established
                                                                       companies.
----------------------------------------- ---------------------------- -------------------------------------------
JANUS ASPEN SERIES - WORLDWIDE GROWTH     Janus Capital                Seeks long-term growth of capital in a
  PORTFOLIO                                                            manner consistent with the preservation
(INSTITUTIONAL SHARES)                                                 of capital. Invests primarily in common
                                                                       stocks of companies of any size located
                                                                       throughout the world. Normally invests in
                                                                       issuers from at least five different
                                                                       countries, including the United States.
                                                                       May at times invest in fewer than five
                                                                       countries or even in a single country.
----------------------------------------- ---------------------------- -------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS -      OppenheimerFunds, Inc.       Seeks long-term capital appreciation by
  OPPENHEIMER GLOBAL SECURITIES                                        investing a substantial portion of assets
  FUND/VA                                                              in securities of foreign issuers,
                                                                       "growth-type" companies, cyclical
                                                                       industries and special situations that are
                                                                       considered to have appreciation
                                                                       possibilities. Invests mainly in common
                                                                       stocks and can also buy other equity
                                                                       securities, including preferred stocks
                                                                       and convertible securities in the
                                                                       U.S. and foreign countries.
----------------------------------------- ---------------------------- -------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS -      OppenheimerFunds, Inc.       Seeks a high level of current income
  OPPENHEIMER STRATEGIC BOND FUND/VA                                   principally derived from interest on debt
                                                                       securities. Invests mainly in debt
                                                                       securities of issuers in three market
                                                                       sectors: foreign governments and
                                                                       companies, U.S. Government securities,
                                                                       and lower-grade high-yield securities of
                                                                       U.S. and foreign companies.
----------------------------------------- ---------------------------- -------------------------------------------



The investment adviser for each of the Funds deducts a daily charge as a percent of the net assets in each Fund as an asset management charge which will in turn affect the daily value of each subaccount. The charge reflects asset management fees of the investment adviser (Management Fees), and other expenses incurred by the Funds. Future Fund expenses will vary.


Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the current prospectuses of the Funds for a discussion of the risks associated with an investment in those Funds.

More comprehensive information, including a discussion of potential risks, and more complete information about their investment policies and restrictions is found in the current prospectus for each Fund which is distributed with and accompanies this prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for each of the Funds can be obtained from the Company's Administrative Office at the address and telephone number listed on the cover of this prospectus.


MIXED AND SHARED FUNDING

Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policies described in this prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such policy owners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

PREMIUM PAYMENTS

If you make a sufficient premium payment when you apply for a Policy, and have answered favorably certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

After the first premium payment, all premiums must be sent directly to our Administrative Office and will be deemed received when actually received at the Administrative Office. Your premium payments will be allocated, as you have directed, as of the valuation date on which each payment is received in the Administrative Office.

You may reallocate your future premium payments at any time, up to four times per year, free of charge. After four times, a $10 charge is imposed on each subsequent change in order to reimburse us for costs associated with allocation changes. Any reallocation will apply to premium payments made after you have received written verification from us.

ACCUMULATION UNIT


An "accumulation unit" is the measure of the net investment result of each variable funding option. Accumulation units are used to calculate the value of the variable portion of your Policy (prior to the election of a settlement option). Accumulation units are valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange
(NYSE) is open and trading is unrestricted ("valuation date"). On any day other than a valuation date, the accumulation units will not change. A "valuation period" is the period starting at the close of trading on the NYSE on a valuation date, and ending at the close of trading on the next valuation date. The value of an accumulation unit for any valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding value period by the net investment factor for the current period for the appropriate Fund. The net investment factor equals the net investment rate plus
1.0000000. The net
investment rate is determined separately for each Fund. It is computed according to a formula that is equivalent to the following:

   (a) the net assets of the Fund held in the separate account at the end of a valuation period, minus

   (b) the net assets of the Fund held in the separate account at the beginning of that valuation period, plus or minus

   (c) taxes or provisions for taxes, if any, attributable to the operation of the separate account divided by

   (d) the value of the accumulation units held by the separate account at the beginning of the valuation period, minus

   (e) a daily charge at an annual rate not to exceed 0.90% of the value of the Fund shares held in the separate account for mortality and expense risks and no more than 0.50% (0.30% for AetnaVest) of the value of the Fund shares held in the separate account for the Company's administrative expenses attributable to Policies funded through the separate account.


In certain circumstances, and when permitted by law, it may be prudent for the Company to use a different standard industry method for this calculation. We will achieve substantially the same result using either method.


The current charge for mortality and expense risk under AetnaVest Policies is equal to annual rates as follows, applied to the average daily net assets of the
Funds:



     ING VP Ascent Portfolio, ING VP Crossroads Portfolio, ING VP Legacy Portfolio.........    0.55%
     ING VP Balanced Portfolio, Inc., ING VP Growth and Income Portfolio...................    0.65%
     For all other Funds available under AetnaVest Policies................................    0.70%

The current charge for mortality and expense risk under AetnaVest II Policies is equal to an annual rate of 0.70% of the Fund's average daily net assets.


A daily deduction at a rate not to exceed 0.30% per year for AetnaVest, or 0.50% per year for AetnaVest II (currently 0.30% for both Policies), is also taken from the separate account value to pay for administrative expenses.

POLICY VALUES

Once your Policy has been issued, each premium payment allocated to a variable funding option of the separate account will be credited to your Policy in the form of accumulation units of the funding option based on that funding option's accumulation unit value (AUV). Initial premium will be credited to your account at the AUV computed on the next valuation date following our acceptance of the application. Each subsequent premium received by the Company by the close of business of the New York Stock Exchange will be credited to your account at the AUV computed on the next valuation date following our receipt of your premium. The AUV may increase or decrease. The number of accumulation units credited is determined by dividing the net premium (the premium less the charge deducted from it) by the AUV next computed after we receive the premium. Shares of a Fund are purchased by the separate account at the net asset value next determined by the Fund following receipt of the net premium payment by the Company. Since each Fund has a unique AUV, a policy owner who has elected a combination of funding options will have accumulation units credited to each funding option.

The value of your Policy is determined by:

   (a) multiplying the total number of accumulation units credited to the Policy for each funding option, respectively, by the appropriate current AUV; and

   (b) if you have elected a combination of funding options, totaling the resulting values for each portion of the Policy; and

   (c) adding any fixed account and/or loan account value.

The number of accumulation units credited to a Policy will not be impacted by any subsequent change in the value of an accumulation unit. The number of units is increased by subsequent contributions to or transfers into that funding option, and decreased by charges and withdrawals from that funding option.

Fixed account values will reflect amounts allocated to the general account through either payment of premiums or transfers from the separate account. There is no assurance that the separate account value of the Policy will equal or exceed the premiums paid and allocated to the separate account. You will be advised at least annually as to the number of accumulation units which remain credited to the Policy, the current accumulation unit values, and your total account value.

TRANSFERS AMONG THE FUNDING OPTIONS

You may elect to transfer your accumulated separate account value among any of the Funds, or from any of the Funds to the fixed account. Within the 45 days after your Policy's anniversary, you may also transfer a portion of the fixed account value to one or more Funds. This type of transfer is allowed only once in the 45-day period and will be effective on the valuation date that your request is received in good order at our Administrative Office. The amount of such transfer cannot exceed the greater of (1) 25% of the fixed account value, or (2) $500. If the fixed account value is less than or equal to $500, you may transfer all or a portion of the fixed account value. We may increase this limit from time to time. The first four transfers in any one policy year are made free of charge. Each additional transfer will be subject to a $10 charge.

Any transfer among the Funds or to the fixed account will result in the crediting and cancellation of accumulation units based on the accumulation unit values next determined after a written request is received by us at our Administrative Office, provided the request is received by the close of business of the New York Stock Exchange. We reserve the right to limit the total number of Funds you may elect to 17 over the lifetime of the Policy.

For AetnaVest II Policies, we will waive the $10 charge if you are changing your allocation so that 100% of the existing separate account value and all future allocations are credited to the fixed account.

If you contemplate the transfer of assets, you should consider the risks inherent in a shift from one funding option to another. In general, frequent transfers based on short-term expectations will tend to accentuate the danger that a transfer will be made at an inopportune time.

Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding Fund is not accepted by the Fund for any reason.

TELEPHONE TRANSFERS

You may request a transfer of account values either in writing or by telephone. You may also send your request by facsimile to the Administrative Office. In order to make telephone transfers, you must complete a written telephone transfer authorization form and return it to the Administrative Office. Once the form is processed, you may request a transfer by telephoning the Company at 800-334-7586. All transfers must be in accordance with the terms of the Policy.

Transfer instructions are currently accepted on each valuation date. Once instructions have been accepted and processed, they may not be rescinded; however, new telephone instructions may be given on the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and you will be notified.

We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. Any telephone instructions which we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, you will bear the risk of loss. If the Company does not use reasonable procedures, as described above, it may be liable for losses due to unauthorized instructions.


Please note that the telephone and/or facsimile may not always be available. Any telephone or facsimile, whether it is ours, yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.


LIMITS ON FREQUENT TRANSFERS

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on Fund performance. Accordingly, organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase the Policy.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:

   (1) Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and

   (2) Not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one policy owner at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

AUTOMATED TRANSFERS (DOLLAR COST AVERAGING)

Dollar cost averaging describes a system of investing a uniform sum of money at regular intervals over an extended period of time. Dollar cost averaging is based on the economic fact that buying a security with a constant sum of money at fixed intervals results in acquiring more of the item when prices are low and less of it when prices are high.


You may establish automated transfers of account values from the Funds on a monthly or quarterly basis from the ING VP Money Market Portfolio to any other investment option through written request or other method acceptable to the Company. You must have a minimum of $5,000 allocated to the ING VP Money Market Portfolio in order to enroll in the dollar cost averaging program. The minimum automated transfer amount is $50 per month. There is currently no charge for the dollar cost averaging program. You may start or stop participation in the dollar cost averaging program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. We reserve the right to suspend or modify automated transfer privileges at any time.


Before participating in the dollar cost averaging program, you should consider the risks involved in switching between investments available under the Policy. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses. Therefore, you should carefully consider market conditions and each Fund's investment policies and related risks before electing to participate in the dollar cost averaging program.

MATURITY VALUE

The maturity value of the Policy is the total account value on the maturity date, less the amount necessary to repay any loans in full.

CASH SURRENDER VALUE

The cash surrender value of your Policy is the amount you can receive in cash by surrendering the policy. The cash surrender value equals the total account value minus the applicable surrender charge, less the amount necessary to repay any loans in full. In early policy years, or if there has been a substantial reduction in the specified amount, there may be little or no cash surrender value available. Your Policy's total account value is equal to the sum of the fixed account value, the separate account value and loan account value.


The cash surrender value will never be less than zero. All or a part of the cash surrender value may be applied to one or more of the settlement options.

CHARGES AND DEDUCTIONS

We may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

PREMIUM CHARGE

This deduction represents average applicable state premium taxes (ranging up to 4%) as well as administrative expenses and federal income tax liabilities. For AetnaVest Policies, a deduction of 2.50% of premiums paid (2.35% for California issues) will be made. For AetnaVest II Policies, a deduction of 3.5% (guaranteed to be no higher than 6%) will be made to cover such taxes and other expenses.

INSURANCE AND ADMINISTRATIVE CHARGES

Deductions are made from your total account value on a periodic basis for insurance and administrative costs. The charges for insurance and administrative costs will vary from Policy to Policy. They are broken down as follows:

(a) A monthly deduction is made from the total account value. This deduction includes charges for the cost of insurance, for any supplemental riders or benefits, and for administrative expenses.

The cost of insurance is equal to the amount at risk (the death benefit before deductions for loans, divided by 1.0036748, minus the total account value), multiplied by the cost of insurance rate which will not exceed the rate shown in the Policy. (Such rate varies according to the attained age, premium class and, in most states, sex of the insured, and is based on the Commissioner's 1980 Standard Ordinary Mortality Tables (the "1980 CSO Tables"), nonsmoker and smoker versions.)

Charges for any supplemental riders or benefits are described in the applicable rider or benefit policy form.

A monthly administrative charge and a daily asset-based charge (see (c) following) are also charged. These charges are designed to recover acquisition and maintenance costs under the Policy such as policy underwriting and issue, policyholder reports and transaction handling. For AetnaVest Policies, the monthly charge decreases by attained age. At younger ages, the account value builds slowly so the daily asset-based charge is small. In those years, the monthly charge must be larger to cover the Company's expenses. As the total account value grows, the asset-based daily charge can cover the Company's expenses without as high a monthly expense charge. The monthly charge varies for AetnaVest Policies according to the table below:


                                     AETNAVEST
                               ADMINISTRATIVE EXPENSES

                                                   SPECIFIED AMOUNT
                                            --------------------------------
                    ATTAINED                $100,000-             $1,000,000
                      AGE                    999,999                & Over
                                             -------                ------
                    Up to 29                  $5.00                 $3.00
                      30-39                    4.00                  2.00
                      40-49                    3.00                  1.00
                      50-59                    2.00                  0.00
                      60-69                    1.00                  0.00
                    70 & Over                  0.00                  0.00

For AetnaVest II Policies, the monthly charge for administrative expenses in the first policy year is $20 and in all subsequent policy years, the monthly charge is $5. The monthly administrative charge and the asset-based administrative charge work together to cover the Company's acquisition and maintenance costs. In later years of the Policy, revenue collected from the daily asset-based charge grows with the total account value to cover increased expenses from account-based transactional expenses. The administrative charges will not exceed our costs.

The monthly deduction is taken proportionately from each funding option, if more than one is used. This is accomplished by canceling accumulation units and withdrawing the value of the canceled accumulation units from each funding option in the same proportion as their respective values have to your fixed account and separate account values. The monthly deduction is made at the same time each month, beginning with the issue date.

(b) A daily deduction at a rate not to exceed 0.90% per year is taken only from the separate account value for mortality and expense risks. This deduction is currently set at the following amounts:

     1)  AetnaVest Policies:


       ING VP Ascent Portfolio, ING VP Crossroads Portfolio, ING VP Legacy Portfolio........   0.55%
       ING VP Balanced Portfolio, Inc., ING VP Growth and Income Portfolio..................   0.65%
       For all other Funds available under AetnaVest Policies...............................   0.70%

     2)  For all Funds available under AetnaVest II..........................................  0.70%


This charge may be increased or decreased to reflect our expectations of future mortality and expense experience.

(c) A daily deduction at a rate not to exceed 0.30% per year for AetnaVest, or 0.50% per year for AetnaVest II (currently 0.30% for both Policies), is also taken from the separate account value to pay for administrative expenses as described under (a) above.

Once a Policy is issued, monthly deductions, including cost of insurance charges, will be taken from your Policy values as of the issue date, even if the issue date is earlier than the date the application is signed (See "Premiums"). If the Policy's issuance is delayed due to underwriting requirements, the charges will not be assessed until the underwriting is complete and the application for the policy is approved. Cost of insurance charges will be in amounts based on the specified amount of the Policy issued, even if the temporary insurance coverage received during the underwriting period is for a lesser amount. If we decline an application, we will refund the full premium payment made.

CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS

The following table illustrates the investment advisory (management) fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 2001 unless otherwise indicated:


                                                 FUND EXPENSE TABLE(1)

--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
                                                                                  TOTAL       FEES AND      TOTAL NET
                                                     MANAGEMENT                    FUND       EXPENSES         FUND
                                                     (ADVISORY)       OTHER       ANNUAL      WAIVED OR       ANNUAL
                    FUND NAME                           FEES        EXPENSES     EXPENSES    REIMBURSED      EXPENSES
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING VP Ascent Portfolio (Class R Shares)(2)             0.60%         0.14%       0.74%          --           0.74%
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING VP Balanced Portfolio, Inc. (Class R Shares)(2)     0.50%         0.09%       0.59%          --           0.59%
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING VP Bond Portfolio (Class R Shares)(2)               0.40%         0.10%       0.50%          --           0.50%
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING VP Crossroads Portfolio (Class R Shares)(2)         0.60%         0.14%       0.74%         0.04%         0.70%
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING VP Growth and Income Portfolio                      0.50%         0.09%       0.59%          --           0.59%
   (Class R Shares) (2)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING VP Index Plus LargeCap Portfolio                    0.35%         0.10%       0.45%          --           0.45%
   (Class R Shares)(2)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING VP Legacy Portfolio (Class R Shares)(2)             0.60%         0.16%       0.76%         0.11%         0.65%
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING VP Money Market Portfolio                           0.25%         0.09%       0.34%          --           0.34%
   (Class R Shares)(2)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING MFS Capital Opportunities Portfolio                 0.65%         0.25%       0.90%          --           0.90%
   (Initial Class)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING MFS Emerging Equities Portfolio                     0.68%         0.13%       0.81%          --           0.81%
   (Initial Class)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING MFS Research Portfolio (Initial Class)              0.70%         0.15%       0.85%          --           0.85%
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING Scudder International Growth Portfolio              0.80%         0.20%       1.00%          --           1.00%
   (Initial Class)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
ING T. Rowe Price Growth Equity Portfolio               0.60%         0.15%       0.75%          --           0.75%
   (Initial Class)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
Fidelity(R) VIP Contrafund(R) Portfolio                 0.58%         0.10%       0.68%          --           0.68%
   (Initial Class)(3)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
Fidelity(R) VIP Equity-Income Portfolio                 0.48%         0.10%       0.58%          --           0.58%
   (Initial Class)(3)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
Janus Aspen Aggressive Growth Portfolio                 0.65%         0.02%       0.67%          --           0.67%
   (Institutional Shares)(4)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
Janus Aspen Balanced Portfolio                          0.65%         0.01%       0.66%          --           0.66%
   (Institutional Shares)(4)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
Janus Aspen Growth Portfolio                            0.65%         0.01%       0.66%          --           0.66%
   (Institutional Shares)(4)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
Janus Aspen Worldwide Growth Portfolio                  0.65%         0.04%       0.69%          --           0.69%
   (Institutional Shares)(4)
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
Oppenheimer Global Securities Fund/VA                   0.64%         0.06%       0.70%          --           0.70%
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------
Oppenheimer Strategic Bond Fund/VA(5)                   0.74%         0.05%       0.79%          --           0.79%
--------------------------------------------------- -------------- ------------ ----------- -------------- -------------

(1) The Company may receive compensation from each of the Funds or the Funds' affiliates based on an annual percentage of the average net assets held in that Fund by the Company. The percentage paid may vary from one Fund company to another. The Company may also receive additional compensation from certain Funds for administrative, recordkeeping or other services provided by the Company to the Funds or the Funds' affiliates. These additional payments are made by the Funds or the Funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.
(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(4) All expenses are shown without the effect of any expense offset arrangement.
(5) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.


For further details on each Fund's expenses please refer to that Fund's prospectus.

SURRENDER CHARGES

The surrender charge is the amount retained by the Company upon the full or partial surrender of the Policy. There will be a surrender charge if you surrender your Policy (in whole or in part) before the end of ten years for AetnaVest Policies and fifteen years for AetnaVest II Policies, from either the Policy issue date or from the effective date of an increase in the specified amount under the Policy. The surrender charge is imposed partially as a deferred sales charge, and also to enable the Company to recover certain administrative costs.

The initial surrender charge is based on the specified amount. It also depends on the Insured's issue age and, in most states, sex.

The dollar amount of the surrender charge will remain the same for five years following the issue date. Thereafter, the charge will decline monthly for the next five years (ten for AetnaVest II) so that, ten years after the issue date for AetnaVest Policies and fifteen years after the issue date for AetnaVest II Policies (assuming no increases in the specified amount), the surrender charge will be zero.

If you decrease the specified amount while the surrender charge applies, the surrender charge will remain the same.

If you increase the specified amount (which you can do at any time after the first policy year subject to satisfactory evidence of the Insured's insurability), a new surrender charge will be applicable, in addition to the then-existing surrender charge. This charge will be determined based on the insured's attained age, sex, and underwriting status at the issue date (except for AetnaVest II Policies issued in Massachusetts and Montana where this charge will not be determined based on sex). The surrender charge applicable to the increase will be 70% of the surrender charge on a new Policy whose specified amount equals the amount of the increase, and will cover administrative expenses. The additional surrender charge will also remain constant for five years from the start of the policy year in which the increase occurs, and will decrease to zero at the end of ten years for AetnaVest Policies and fifteen years for AetnaVest II Policies. See the examples in the boxes below.

The maximum portion of the surrender charge which is to be applied to reimburse the Company for sales and promotional expenses will be 30% of the first year's basic premium (if you surrender in full during that year). Full surrenders after the first year will result in the imposition of the same dollar surrender charge for the initial five years and, therefore, the sales expense portion of the surrender charge (expressed as a percentage of basic premiums paid) will decline after the first policy year.

              AETNAVEST POLICIES: EXAMPLE OF IMPACT OF INCREASE IN
                    SPECIFIED AMOUNT ON THE SURRENDER CHARGE

This example assumes that you bought a Policy with an initial specified amount of $100,000 that had a surrender charge at the time of issue equal to $890. The example illustrates the impact of an increase in your specified amount by $50,000 at the beginning of the third policy year. For any given year, your surrender charge will be less than it would have been for someone who simply purchased a brand new Policy with a specified amount of $150,000.

As noted above, for original specified amounts, the surrender charge is the same for the first five policy years, and thereafter declines monthly until it is $0 at the end of the tenth policy year. For any increase in specified amount, the increase in surrender charge applies for five years from the date of increase, and declines monthly thereafter until it is $0 at the end of the tenth year following increase.


                                                             ADDITIONAL
                                     ORIGINAL             SURRENDER CHARGE--
                                 SURRENDER CHARGE--           INCREASE IN
                                 INITIAL SPECIFIED        SPECIFIED AMOUNT           TOTAL
               BEGINNING OF           AMOUNT               AT THE BEGINNING        SURRENDER
               POLICY YEAR:         OF $100,000            OF POLICY YEAR 3         CHARGES
                                    -----------            ----------------         -------
                     1                $890.00                    --                 $890.00
                     2                 890.00                    --                  890.00
                     3                 890.00                   $489.50            1,379.50
                     4                 890.00                    489.50            1,379.50
                     5                 890.00                    489.50            1,379.50
                     6                 890.00                    489.50            1,201.50
                     7                 712.00                    489.50            1,201.50
                     8                 534.00                    489.50            1,023.50
                     9                 356.00                    391.60              747.60
                    10                 178.00                    293.70              471.70
                    11                      0                    195.80              195.80
                    12                      0                     97.90               97.90
                    13                      0                         0                   0

             AETNAVEST II POLICIES: EXAMPLE OF IMPACT OF INCREASE IN
                    SPECIFIED AMOUNT ON THE SURRENDER CHARGE

This example assumes that you bought a Policy with an initial specified amount of $100,000 that had a surrender charge at the time of issue equal to $890. The example illustrates the impact of an increase in your specified amount by $50,000 at the beginning of the third policy year. For any given year, your surrender charge will be less than it would have been for someone who simply purchased a brand new Policy with a specified amount of $150,000.

As noted above, for original specified amounts, the surrender charge is the same for the first five policy years, and thereafter declines monthly until it is $0 at the end of the fifteenth policy year. For any increase in specified amount, the increase in surrender charge applies for five years from the date of increase, and declines monthly thereafter until it is $0 at the end of the fifteenth year following increase.

                                                                   ADDITIONAL
                                          ORIGINAL              SURRENDER CHARGE--
                                       SURRENDER CHARGE--          INCREASE IN
                                      INITIAL SPECIFIED         SPECIFIED AMOUNT            TOTAL
                   BEGINNING OF            AMOUNT               AT THE BEGINNING          SURRENDER
                   POLICY YEAR:          OF $100,000            OF POLICY YEAR 3           CHARGES
                                         -----------            ----------------           -------
                        1                  $890.00                     --                 $  890.00
                        2                   890.00                     --                    890.00
                        3                   890.00                   $489.50               1,379.50
                        4                   890.00                    489.50               1,379.50
                        5                   890.00                    489.50               1,379.50
                        6                   890.00                    489.50               1,379.50
                        7                   801.00                    489.50               1,290.50
                        8                   712.00                    489.50               1,201.50
                        9                   623.00                    440.55               1,063.55
                       10                   534.00                    391.60                 925.60
                       11                   445.00                    342.65                 787.65
                       12                   356.00                    293.70                 649.70
                       13                   267.00                    244.75                 511.75
                       14                   178.00                    195.80                 373.80
                       15                    89.00                    146.85                 235.85
                       16                        0                     97.90                  97.90
                       17                        0                     48.95                  48.95
                       18                        0                         0                      0

The Company may offer the Policy in a group arrangement in connection with a multiple employer trust plan under which a trustee, employer or employers, or other similar entity purchases a Policy which covers a group of individuals on a group basis. Certificates replicating all the provisions of a Policy are issued to individual employees. In such arrangements, an employer may permit group solicitation of its employees for the purchase of Policies on either a group or individual basis.


The Company may reduce the surrender charge, the monthly deduction, or both, in connection with Policies issued under such arrangements. Generally, sales and administrative costs per Policy vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which Policies are purchased, and other factors. The amount of reductions will be considered on a case-by-case basis and will reflect the reduced sales effort and administrative costs expected as a result of sales to a particular group or sponsored arrangement. We will not be unfairly discriminatory in any variation in the surrender charge or the monthly deduction. Variations will be based on differences in costs or services.


Based on its actuarial determination, the Company does not anticipate that the surrender charge will cover all sales and administrative expenses which the Company will incur in connection with the Policy. Any such shortfall, including but not limited to, payment of sales and distribution expenses, would be charged to and paid by the Company.

POLICY SURRENDER

FULL SURRENDERS

When you surrender your Policy for the full cash surrender value, all applicable surrender charges are imposed. If you surrender your Policy in its early years, there may be little or no cash surrender value.


PARTIAL SURRENDERS
When you surrender part of your Policy, we will apply the same proportion of the total applicable surrender charges as the amount to be paid on surrender bears to the total cash surrender value. Once you have made a partial surrender, or surrenders, future applicable surrender charges will be reduced proportionately. In addition, under option 1, the specified amount will be reduced by the amount surrendered.

Other rules apply to partial surrenders:

   1) No partial surrender can be made until one year after the issue date;

   2) The amount paid to you on a partial surrender must be at least $500;

   3) If a partial surrender is made, there will be a transaction charge, made against the total account value, of $25 or 2% of the amount of the net surrender payment, whichever is less;

   4) If, at the time of a partial surrender, your total account value is attributable to more than one funding option, both the surrender charge and the amount paid to you upon the surrender will be taken proportionately from the values accumulated in each funding option. You cannot select the funding option to be used in the surrender;

   5) A partial surrender will not be allowed if it would cause the specified amount to drop below the minimum allowable specified amount; and

   6) Partial surrenders may only be made prior to election of a settlement option.

As mentioned previously, a partial surrender will also reduce the death benefit (and the specified amount, if option 1 is in effect), by the amount of the reduction in your total account value resulting from the surrender. If the specified amount is reduced, the most recent increase in coverage is reduced first, then the next most recent coverage, and so forth.

If the death benefit on an option 1 Policy is calculated as a percentage of the total account value rather than as the specified amount, a partial surrender will reduce the specified amount only if the partial surrender decreases the difference between the death benefit and the total account value. A partial surrender will not reduce the specified amount of an option 2 Policy.

Payment of any amount due from separate account values on a full or partial surrender will be made within seven calendar days after your written surrender request is received at our Administrative Office, except that payment may be postponed when the New York Stock Exchange has been closed and for such other periods as the Commission may require. Payment of values from the fixed account value may be deferred for up to six months, except when used to pay premiums to the Company.

If you surrender your Policy, in whole or in part, there may be tax implications. (See "Tax Matters.")

POLICY LAPSE


A lapse occurs if your monthly deduction is greater than the cash surrender value and no payment to cover the deduction is made within 61 days of our notifying you. This may happen after the first two policy years, or during the first two policy years if your basic premiums are not current. The cash surrender value may be insufficient because it has been exhausted by earlier deductions, due to poor investment performance, partial surrenders, indebtedness for policy loans, reductions in specified amount or some combination of these factors.


If the cash surrender value of the Policy is insufficient to cover the monthly deduction on the appropriate date, your insurance coverage will terminate at the end of a 61-day grace period. The grace period begins with the mailing of a notice to you, once we discover the insufficiency. We will require the payment of the amount necessary to keep this Policy in force for the current month, plus two additional months. During the grace period, a Policy has no cash surrender value, so that if the Policy is terminated at the end of the grace period, no money will be paid to you.

If your Policy's cash surrender value is insufficient to cover the monthly deduction on the appropriate date, an amount equal to the monthly deduction will be removed from the total account value and will not participate in investment performance. If a premium payment is subsequently made and the cash surrender value exceeds the amount of the monthly deduction, or, within the first two years the basic premiums are paid, the amount removed will be returned to the total account value and will resume participation in investment performance.

REINSTATEMENT OF A LAPSED POLICY

We will consider reinstatement within five years after the date of termination (provided it is before the maturity date). We will require satisfactory evidence of insurability. Regardless of when the Policy lapses, the original and any additional tables of surrender charges that were issued on this Policy will apply upon reinstatement. The loan account value will be reinstated. All values will be reinstated as of the date of the Policy's termination.

Under AetnaVest II Policies issued in most states, if the Policy lapses during the first two policy years, the payment required at reinstatement will equal the sum of basic premiums for each monthly deduction day to date, less premiums previously paid. If the Policy lapses after the first two policy years, you must make a premium payment that will cause the surrender value upon reinstatement to equal three times the next monthly deduction.

For AetnaVest Policies, upon reinstatement, no surrender charge deduction will apply to coverage which was in force for two or more years (one or more years for multiple employer trust policies) prior to the date of termination. For terminated coverage which was in force less than two years, future surrender charges will not be reduced from the original schedule. If you request reinstatement during the first two policy years, the premium required at reinstatement will be the lesser of (a) a premium sufficient to pay for three monthly deductions plus any applicable surrender charge; or (b) overdue basic premiums.

POLICY LOANS

If you purchase an AetnaVest Policy you may borrow against your Policy after the end of the second policy year (in California and Texas, after the end of the first policy year). AetnaVest II policy owners may borrow against their Policy beginning in the first policy year. For all Policies, loans must be taken before the election of a settlement option.

The most you can borrow is 90% (100% for AetnaVest II policies issued in Texas) of the fixed account and separate account values less the surrender charge applicable at the time of the loan. Interest on the loan, including preferred loans, will accrue at 8% per year, payable once a year at each anniversary of the loan. Any interest not paid when due becomes part of the loan and bears interest.


The amount you receive as a result of the loan will, together with any accrued but not paid interest, constitute the loan account value. Repayments on the loan will be allocated among the funding options in the same proportion the loan was taken from the funding options. The loan account value will be reduced by the amount of any loan repayment. The amount necessary to repay all loans in full is the loan account value plus any accrued interest.


The loan account value is credited with the amount of any loans you make on your Policy, as collateral. The loan account value is credited with interest at a rate of at least 4.5% per year (6% in New York). Such credited interest is transferred out of the loan account value monthly and reallocated proportionately to the applicable funding options.

Beginning in the eleventh policy year, up to 10% of the maximum loan amount available, at the beginning of a policy year, can be taken as a preferred loan during that policy year. Amounts borrowed in excess of the maximum loan amount available for a preferred loan will not be considered a preferred loan. The portion of the loan account value equal to the preferred loan will be credited at the policy loan interest rate of 8% per year. The portion of the loan account value not considered a preferred loan will be credited interest at 4.5% per year (6% in New York). The preferred loan feature is only available in approving states as stated in your Policy.

If you are using more than one underlying funding option, the amount of the loan will be withdrawn in proportion to the value held in each funding option. You cannot select the funding option to be used for the loan.

POLICY CHANGES

You may make changes to your Policy, as described below, by submitting a written request to our Administrative Office in a form satisfactory to us.

Beginning one year after the issue date, you may increase or decrease the specified amount of your Policy as follows:

   1) For an increase, we will require satisfactory evidence of insurability unless there is no increase in the amount at risk;

   2) The cash surrender value at the time of an increase must be at least three times the sum of (a) the most recent monthly deduction from total account value and (b) the amount of the increase, divided by 1000, times the applicable cost of insurance rate;

   3) An increase in the specified amount will increase the surrender charge unless there is no increase in the amount at risk;

   4) Increases are limited to four times the original specified amount;

   5) Decreases in the specified amount will not decrease the surrender charge or your basic premium. Decreases during the second year after the issue date will usually not enable you to reduce your planned premium below the basic premium without lapsing the Policy;

   6) No decrease may reduce the specified amount to less than the then-current minimum for this type of Policy;

   7) The decrease will be applied first to the most recent coverage under the Policy, then to the next most recent, and so forth.

You can also change from one death benefit option to the other.

The specified amount will be changed when a change in death benefit option is made. If the change is from option 1 to option 2, the new specified amount will equal the amount at risk as of the date of the change. If the change is from option 2 to option 1, the new specified amount will equal the death benefit as of the date of the change.

A change in death benefit option will not be allowed if the new specified amount would be less than the then-current minimum. We may require satisfactory evidence of insurability before allowing the change. There will be no change in the surrender charge (either increase or decrease) at the time of a change in death benefit option.

RIGHT TO EXAMINE THE POLICY

The Policy has a specific period during which you may examine the Policy. If for any reason you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days (state variations may apply) after you receive the Policy and the written notice of withdrawal right, or within 45 days after you sign the application for the Policy, whichever occurs latest.


If you return (cancel) the Policy, we will pay a refund of:

   1) the difference between payments made and amounts allocated to the separate account,

   2) the value of the amount allocated to the separate account as of the date the returned Policy is received by us, and

   3) any fees imposed on the amounts allocated to the separate account.


If state law does not permit such a refund, then the refund will equal premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums paid by check may be delayed until the check clears your bank.

EXCHANGING YOUR POLICY

You may exchange the AetnaVest Policy for a period of two years after the issue date for a new adjustable premium policy issued by the Company, under which policy values and benefits do not vary with the investment performance of a separate account. The new Policy will have the same issue date as the old Policy, and no evidence of insurability will be required. Since your total account value will be transferred from the old Policy to the new Policy in its entirety, the cash surrender value under the new Policy cannot exceed the cash surrender value under the old Policy at the time of exchange. We have the right to adjust the cash surrender value under the new Policy to make sure this is the case. You have the right to select whether the new Policy has the same death benefit or net amount at risk as the old Policy. There may be a charge due to the Company, or a refund due to you, equal to the difference in cash value between the old Policy and the new Policy.

For AetnaVest II Policies you may simply transfer the entire separate account value of your Policy to the fixed account. No charge will be made for any such transfer.

PAYMENT OF DEATH BENEFIT

The death benefit is the amount payable to the beneficiary upon the death of the insured. Any outstanding loan amounts or overdue deductions are withheld from the death benefit prior to payment.

The death benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of death (a certified copy of the death certificate) at our Administrative Office, unless you or the beneficiary have elected that it be paid under one or more of the settlement options described below.

Payment of the death benefit may be delayed if the Policy is being contested. While the insured is living, you may elect a settlement option for the beneficiary and deem it irrevocable. You may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election. A beneficiary who has elected settlement option 1 may elect another option within two years after the insured's death.

All or a part of the proceeds of the death benefit may be applied under one or more of the following settlement options, or such options as we may choose to make available in the future.

If the Policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any excess death benefit proceeds due will be paid as elected.

POLICY SETTLEMENT

There are several ways in which a beneficiary may receive annuity payments due from a death benefit, or which the Insured may choose to receive annuity payments from the cash surrender value of the Policy.

Proceeds in the form of settlement options are payable by the Company upon the insured's death; upon maturity of the Policy; or upon election of one of the following settlement options or any we make available (after any applicable surrender charges have been deducted).

A written request is required to elect, change, or revoke a settlement option. This request will take effect upon receipt or recording of the written request, in good order, at our Administrative Office.

The first variable settlement option payment will be as of the tenth valuation period following the receipt of the properly completed election form.

SETTLEMENT OPTIONS

Options 2, 3 and 4 are in the form of an annuity, which is a series of payments for life or a definite period. An "annuitant" is the person or persons on whose life annuity payments are based and who may be entitled to receive such payment.

OPTION 1--Payment of interest on the sum left with us;

OPTION 2--Payments for a stated number of years, at least three but no more than thirty;

OPTION 3--Payments for the lifetime of the annuitant. If also chosen, we will guarantee payments for 60, 120, 180 or 240 months;

OPTION 4--Payments during the joint lifetimes of two annuitants. At the death of either, payments will continue to the survivor. When this option is chosen, a choice must be made of:

    (a) 100% of the payment to continue to the survivor;

    (b) 66% of the payment to continue to the survivor;

    (c) 50% of the payment to continue to the survivor;

    (d) Payments for a minimum of 120 months, with 100% of the payment to continue to the survivor;

    (e) 100% of the payment to continue to the survivor if the survivor is the annuitant, and 50% of the payment to continue to the survivor if the survivor is the second annuitant.

In most states, no election may be made that would result in a first payment of less than $25 or that would result in total yearly payments of less than $120. If the value of the Policy is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

Proceeds applied under option 1 will be held by us in our general account. Proceeds in the general account will be used to make payments on a fixed dollar basis. We will add interest to such proceeds at an annual rate of not less than 3.5%. We may add interest daily at any higher rate.

Under option 1, the annuitant may later tell the Company to (a) pay to him or her a portion or all of the sum held by the Company; or (b) apply a portion or all of the sum held by the Company to another settlement option.

Proceeds applied under options 2, 3 and 4 will be held (a) in the general account; or (b) in the Company's Variable Annuity Account B, invested in one or more of the available investment options; or (c) a mix of (a) and (b). Proceeds in Variable Annuity Account B will be used to make payments on a variable basis.

If payments are to be funded on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate. This rate will be 3.5% per annum, unless a 5% annual rate is chosen. The assumed net investment rate is chosen by the payee.

Selection of a 5% rate causes a higher first payment, but subsequent payments will increase only to the extent the actual net investment rate exceeds 5% on an annualized basis, and they will decline if the rate is less than 5%. Use of the 3.5% assumed net investment rate causes a lower first payment, but subsequent payments will increase more rapidly or decline more slowly as changes occur in the actual net investment rate. The investment performance of the underlying funding option(s) must equal such assumed rate, plus enough to cover the mortality and expense risk and administrative fee charges, if future payments on a variable basis are to remain level.

If payments on a variable basis are not to decrease, gross return on the assets of the underlying funding option must be:

    (a) 4.75% on an annual basis, plus an annual return of up to .25% needed to offset the administrative charge in effect at the time settlement option payments start, if an assumed net investment rate of 3.5% is chosen; or

    (b) 6.25% on an annual basis, plus an annual return of up to .25% needed to offset the administrative charge in effect at the time settlement option payments start, if an assumed net investment rate of 5% is chosen.

Option 2, 3, or 4 may be chosen on a fixed dollar basis. However, if the guaranteed payments are less than the payments which would be made from the purchase of the Company's current single premium immediate annuity, the larger payment will be made instead.

As to funds held under option 1, the annuitant may elect to make a withdrawal or to change options. Under option 2, if payments are made on a variable basis, the current value may be withdrawn at any time. Amounts held in the fixed account may not be withdrawn under option 2. No withdrawals or changes of option may be made under options 3 and 4.

When an annuitant dies while receiving payments under option 2, 3 or 4, the present value of any remaining guaranteed payments will either be paid in one sum to the beneficiary, or upon election by the beneficiary, any remaining guaranteed payments will continue to the beneficiary. If no beneficiary exists, the present value of any remaining guaranteed payments will be paid in one sum to the annuitant's estate. If the annuitant dies while receiving payments under option 1, the current value of the option will be paid in one sum to the beneficiary, or to the annuitant's estate.

If a beneficiary dies (and there is no contingent beneficiary), while receiving payments, the current value of the account (option 1), or the present value of any remaining guaranteed payments will be paid in one sum to the estate of the beneficiary. The interest rate used to determine the first payment will be used to calculate the present value.

Payments will be made upon receipt of a written request filed with us. If the owner has made no settlement election when the beneficiary becomes entitled to proceeds, the beneficiary may make the election.

CALCULATION OF SETTLEMENT PAYMENTS ON A VARIABLE BASIS

When you have chosen payment on a variable basis, the first payment is calculated as follows:

   (a) the portion of the proceeds applied to make payments on the variable basis; divided by

   (b) 1000; times

   (c) the payment rate for the option chosen.

Such amount, or portion, of the variable payment will be divided by the settlement option unit value (described below), as of the tenth valuation period (the period of time between one valuation Date and the next valuation date) before the due date of the first payment, to determine the number of settlement option units. Each future payment is equal to the number of settlement option units, times the settlement option unit value as of the tenth valuation period prior to the due date of the payment.

For any valuation period, the settlement option unit value is equal to:

   (a) The settlement option unit value for the previous valuation period; times

   (b) The net return factor (as defined below) for the valuation period; times

   (c) A factor to reflect the assumed net investment rate. The factor for 3.5% per year is .9999058; for 5% per year, it is .9998663.

The net return factor equals:

   (i) The net assets of the applicable fund held in Variable Annuity Account B at the end of a valuation period, minus

   (ii) The net assets of the applicable fund held in Variable Annuity Account B at the beginning of that valuation period, plus or minus

   (iii) Taxes or provision for taxes, if any, attributable to the operations of Variable Annuity Account B, divided by

   (iv) The value of settlement option units and other accumulation units held in Variable Annuity Account B at the beginning of the valuation period, minus

   (v) A daily charge at an annual rate of 1.25% for annuity mortality and expense risk and a daily administrative expense charge that will not exceed .25% on an annual basis of your account value invested in the subaccount.

The number of settlement option units remains fixed. However, the dollar value of the settlement option unit values and the payment may increase or decrease due to investment gain or loss.

Payments will not be affected by changes in the mortality or expense results or administrative charges.


DIRECTORS AND OFFICERS

     NAME AND ADDRESS         POSITION WITH COMPANY               BUSINESS EXPERIENCE DURING PAST 5 YEARS
     ---------------          ---------------------               ---------------------------------------
---------------------------- -------------------------- --------------------------------------------------------------

Wayne R. Huneke*               Director and Chief        Has held several directorships and various executive officer
                               Financial Officer         positions with various affiliated companies within the ING organization, including positions as Director, Chief
                                                         Financial Officer, President, Senior Executive Vice
                                                         President, Senior Vice President, Vice President, and
                                                         Treasurer.
---------------------------- -------------------------- --------------------------------------------------------------
P. Randall Lowery*             Director                  Has held several directorships and various executive officer positions with various affiliated companies within the ING organization, including positions as Director, General Manager and Chief Actuary, Executive Vice President, and Senior Vice
                                                         President.
---------------------------- -------------------------- --------------------------------------------------------------
Thomas J. McInerney**          Director                  Has held several directorships and various executive officer and positions with various affiliated companies within the ING
                                                         President and Chief organization, including positions as
                                                         Director, President, Executive Officer and Chief Executive
                                                         Officer.
---------------------------- -------------------------- --------------------------------------------------------------
Mark A. Tullis*                Director                  Since 1999 has  held several directorships and various
                                                         executive officer positions with various affiliated
                                                         companies within the ING organization, including positions as Director, General Manager and Chief of Staff, President
                                                         and Treasurer.  Executive Vice President of Primerica from
                                                         1994 to 1999.
---------------------------- -------------------------- --------------------------------------------------------------
David S. Pendergrass*          Vice President and        Has held  various executive officer positions with various
                               Treasurer                 affiliated companies within the ING organization, including positions as Vice President and Treasurer.
---------------------------- -------------------------- --------------------------------------------------------------
David Wheat*                   Chief Accounting          Chief Accounting Officer of various affiliated companies
                               Officer                   within the ING organization since 2001. Partner of Ernst &
                                                         Young LLP from 1993 to 2001 and Office Managing Partner of
                                                         Ernst & Young LLP from 1995-1999.
---------------------------- -------------------------- --------------------------------------------------------------
Paula Cludray-Engelke***       Secretary                 Has held various officer positions with various affiliated companies within the ING organization, including positions as
                                                         Secretary, Assistant Secretary, Director of Individual
                                                         Compliance, Director of Contracts Compliance and Special
                                                         Benefits.
---------------------------- -------------------------- --------------------------------------------------------------


Directors, officers and employees of the Company are covered by a blanket fidelity bond in an amount in excess of $60 million issued by Lloyds of London.

    * The address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company.

   ** The address of this Director and Officer is 151 Farmington Avenue,
      Hartford, Connecticut. This individual may also be a director and/or officer of other affiliates of the Company.

  *** The address of this Director and this officer is 20 Washington Avenue
      South, Minneapolis, Minnesota 55401. These individuals may also be a director and/or an officer of other affiliates of the Company.


REPORTS TO POLICY OWNERS
Within 30 days after each policy anniversary and before proceeds are applied to a settlement option, we, or our designee, will send you a report containing the following information:

   1. A statement of changes in total account value and cash surrender value since the prior report or since the issue date, if there has been no prior report. This includes a statement of monthly deductions and investment results and any interest earnings for the report period;

   2. Cash surrender value, death benefit, and any loan account value, as of the policy anniversary;

   3. A projection of total account value, loan account value and cash surrender value as of the succeeding policy anniversary.

If you have policy values funded in either separate account you will receive such additional periodic reports as may be required by the Commission.

Some state laws require additional reports; these requirements vary from state to state.

RIGHT TO INSTRUCT VOTING OF FUND SHARES

In accordance with our view of present applicable law, the Company will vote the shares of each of the Funds held in the separate account in accordance with instructions received from policy owners having a voting interest in the Funds. Policy owners having such an interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions. The number of shares which you have a right to vote will be determined as of a record date established by the Fund. To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct. Voting instructions will be solicited by written communication at least 14 days before such meeting.


The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from policy owners. However, if the 1940 Act or any regulations thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.


Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through the separate account.

Policy owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

DISREGARD OF VOTING INSTRUCTIONS

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a policy owner in the investment policy or the investment adviser of a Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would have an adverse effect on the separate accounts in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to policy owners.

STATE REGULATION

The Company is subject to regulation and supervision by the Insurance Department of the State of Connecticut, which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policies have been approved by the Insurance Department of the State of Connecticut and in other jurisdictions.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.

The Policies are offered for sale in all jurisdictions where we are authorized to do business except the District of Columbia, Guam, Puerto Rico, and the Virgin Islands.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is under way. The Company intends to defend this action vigorously.


The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

ADDITIONAL INFORMATION

THE REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the Commission relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the

Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC upon payment of the Commission's prescribed fees.

DISTRIBUTION OF THE POLICIES


IFA serves as principal underwriter of the securities offered hereunder as defined by the federal securities laws. IFA is registered as a broker-dealer with the Commission and is a member of the NASD. IFA will contract with one or more registered broker-dealers including broker-dealers affiliated with it ("distributors") to offer and sell the Policies. IFA may also offer and sell policies directly. All persons selling the Policies will be registered representatives of the distributors, and will also be licensed as insurance agents to sell variable life insurance.

The maximum commission payable to salespersons and their supervising broker-dealers for policy distribution is 55% of the initial basic premium or, in the event of an increase in the specified amount, 55% of the basic premium attributable to the increase. In lieu of premium-based commission, equivalent amounts may be paid based on total account value. In particular circumstances, certain of these professionals may also be paid for their administrative expenses. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of IFA may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.


The registered representative may be required to return all or part of any commission if the Policy is not continued for a certain period.


IFA may also contract with independent third party broker-dealers who will act as wholesalers by assisting IFA in finding broker-dealers to offer and sell the Policies. These parties may also provide training, marketing and other sales related functions for IFA and other broker-dealers and may provide certain administrative services to the Company in connection with the Policies. Such parties may receive compensation based on premium payments for the Policies purchased through broker-dealers selected by the wholesaler.


RECORDS AND ACCOUNTS

All records and accounts relating to the separate accounts and the Funds will be maintained by the Company or its designee. All reports required to be made and information required to be given will be provided by the Company or its designee.

The Lincoln National Life Insurance Company ("Lincoln") and its affiliates perform certain administrative functions relating to the Policies, and maintain books and records necessary to operate and administer the Policies.

INDEPENDENT AUDITORS


Ernst & Young LLP, 2300 National City Center, 110 West Berry Street, Ft. Wayne, Indiana 46802 were the independent auditors for Variable Life Account B for the years ended December 31, 1999, 2000 and 2001. KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 were the independent auditors for the Company for the year ended December 31, 2000. Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the Company for the year ended December 31, 2001. The independent auditors provide services to the Company and Variable Life Account B that include primarily the audit of the Company's and Variable Life Account B's financial statements as described in their reports, included in this Registration Statement.

TAX MATTERS

GENERAL

The following is a discussion of the federal income tax considerations relating to the Policies. This discussion is based on the Company's understanding of federal income tax laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS"). These laws are complex, and tax results may vary among individuals. A person or persons contemplating the purchase of or the exercise of elections under the Policy described in this Prospectus should seek competent tax advice. This section addresses federal income tax rules only, and does not discuss federal estate, gift and generation skipping tax implications, state and local taxes or any other tax provisions. We do not make any guarantee about the tax treatment of the Policy or transactions involving the Policies.


FEDERAL TAX STATUS OF THE COMPANY

The Company is taxed as a life insurance company under the Code. The separate account is not a separate entity from the Company. Therefore, the separate account is not taxed separately as a "regulated investment company," but is taxed as part of the Company. Investment income and realized capital gains attributable to the separate account are automatically applied to increase reserves under the Policy. Because of this, under existing federal income tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the policy. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the separate account before being used by the Company.


In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the separate account, then we may impose a charge against the separate account (with respect to the policy) to set aside provisions to pay such taxes.


LIFE INSURANCE QUALIFICATION

Section 7702 of the Code includes a definition of life insurance for tax purposes. These rules generally place limits on the amount of premiums payable under the contract and the level of cash surrender value. In no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitation, we will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law. The Secretary of the Treasury has been granted authority to prescribe regulations to carry out the purposes of Section 7702, and proposed regulations governing mortality charges were issued in 1991. The Company believes that the Policy meets the statutory definition of life insurance. As such, and assuming the diversification standards of Section 817(h) (discussed below) are satisfied, then except in limited circumstances (a) death benefits paid under the Policy should generally be excluded from the gross income of the beneficiary for federal income tax purposes under Section 101(a)(1) of the Code, and (b) a Policy owner should not generally be taxed on the cash value under a Policy, including increments thereof, prior to actual receipt. The principal exceptions to these rules are corporations that are subject to the alternative minimum tax, and thus may be subject to tax on increments in the Policy's total account value, and policy owners who acquire a Policy in a "transfer for value" and thus can become subject to tax on the portion of the death benefit which exceeds the total of their cost of acquisition and subsequent premium payments.

The Company intends to comply with any future final regulations issued under Sections 7702 and 817(h) of the Code, and therefore reserves the right to make such changes as it deems necessary to ensure such compliance. Any such changes will apply uniformly to affected policy owners and will be made only after advance written notice.

GENERAL RULES

Upon the surrender or cancellation of any Policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts" below), the policy owner will be taxed on the surrender value only to the extent that it exceeds the gross premiums paid less prior untaxed withdrawals. The amount of any unpaid policy loans will, upon surrender, be added to the surrender value and will be treated for this purpose as if it had been received.

Assuming the Policy is not a modified endowment contract, the proceeds of any partial surrenders are generally not taxable unless the total amount received due to such surrenders exceeds total premiums paid less prior untaxed partial surrender amounts. However, partial surrenders made within the first 15 policy years in connection with reductions of specified amounts may be taxable in certain limited instances where the surrender value plus any unpaid Policy debt exceeds the total premiums paid less the untaxed portion of any prior partial surrenders. This result may occur even if the total amount of any partial surrenders does not exceed total premiums paid to that date.

Loans received under the Policy will ordinarily be considered indebtedness of the policy owner, and assuming the Policy is not considered a modified endowment contract, policy loans will not be treated as current distributions subject to tax. Generally, amounts of loan interest paid by individuals will be considered nondeductible "personal interest."


MODIFIED ENDOWMENT CONTRACTS


A class of contracts known as "modified endowment contracts" has been created under Section 7702A of the Code. The tax rules applicable to loan proceeds and proceeds of a partial surrender of any Policy that is considered to be a modified endowment contract will differ from the general rules noted above.


A Policy will be considered a modified endowment contract if it fails the "7-pay test." A Policy fails the 7-pay test if, at any time in the first seven policy years, the amount paid into the Policy exceeds the amount that would have been paid had the Policy provided for the payment of seven (7) level annual premiums. In the event of a distribution under the Policy, the Company will notify the policy owner if the Policy is a modified endowment contract.


Each Policy is subject to testing under the 7-pay test during the first seven policy years and for the seven policy years following the time a material change takes effect. A material change, for these purposes, includes the exchange of a life insurance policy for another life insurance policy or the conversion of a term life insurance policy into a whole life or universal life insurance policy. In addition, an increase in the future benefits provided constitutes a material change unless the increase is attributable to (1) the payment of premiums necessary to fund the lowest death benefit payable in the first seven policy years or (2) the crediting of interest or other earnings with respect to such premiums. A reduction in death benefits during the first seven policy years may also cause a Policy to be considered a modified endowment contract.

If the Policy is considered to be a modified endowment contract, the proceeds of any partial surrenders, any policy loans and most assignments will be currently taxable to the extent that the Policy's total account value immediately before payment exceeds gross premiums paid (increased by the amount of loans previously taxed and reduced by untaxed amounts previously received). These rules may also apply to policy loans or partial surrender proceeds received during the two-year period prior to the time that a Policy becomes a modified endowment contract. If the Policy becomes a modified endowment contract, it may be aggregated with other modified endowment contracts purchased by you from the Company (and its affiliates) during any one calendar year for purposes of determining the taxable portion of withdrawals from the Policy.


A penalty tax equal to 10% of the amount includable in income will apply to the taxable portion of the proceeds of any policy surrender or policy loan received by any policy owner of a modified endowment contract who is not an individual. Taxable policy distributions made to an individual who has not reached the age of 59 1/2 will also be subject to the penalty tax unless those distributions are attributable to the individual becoming disabled, or are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such individual (i.e., an annuity).


DIVERSIFICATION STANDARDS


Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on all income previously credited to the Policy and for subsequent periods. The separate account, through the Funds, intends to comply with these requirements.


INVESTOR CONTROL


In certain circumstances, owners of variable contracts may be considered the owners for federal income tax purposes of the assets of the separate account used to support their contracts. In those circumstances, income and gains from separate account assets would be currently includable in the variable contractowner's gross income. In several rulings published prior to the enactment of Section 817(h), the IRS stated that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations under Section 817(h) concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Funds without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.


The ownership rights under the Policy are similar to, but different in certain respects from those described by the IRS in pre-Section 817(h) rulings in which it was determined that policy owners were not owners of separate account assets. For example, a policy owner has additional flexibility in allocating premium payments and account values. While the Company does not believe that these differences would result in a policy owner being treated as the owner of a pro rata portion of the assets of the separate account, there is no regulation or ruling of the IRS that confirms this conclusion. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent a policy owner from being considered the owner of a pro rata share of the assets of the separate account.

OTHER TAX CONSIDERATIONS

Business-owned life insurance may be subject to certain additional rules.
Section 264(a)(1) of the Code generally prohibits employers from deducting premiums on policies covering officers, employees or other financially interested parties where the employer is a beneficiary under the Policy. Additions to the Policy's total account value may also be subject to tax under the corporation alternative minimum tax provisions. In addition, Section 264(a)(4) of the Code limits the policy owner's deduction for interest on loans taken against life insurance covering the lives of officers, employees, or others financially interested in the policy owner's trade or business. Under current tax law, interest may generally be deducted on an aggregate total of $50,000 of loans per covered life only with respect to life insurance policies covering each officer, employee or others who may have a financial interest in the policy owner's trade or business and are considered key persons. Generally, a key person means an officer or a 20 percent owner. However, the number of key persons will be limited to the greater of (a) 5 individuals, or (b) the lesser of 5 percent of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these policies will be capped based on the applicable Moody's Corporate Bond Rate.

Section 264(f) of the Code denies a deduction for a portion of a policy owner's otherwise deductible interest that is allocable to unborrowed policy cash values. The nondeductible interest amount is the amount that bears the same ratio to such interest as the company's average unborrowed cash value of life insurance and annuity policies issued after June 8, 1997 bears to the sum of the average unborrowed cash values of policies plus the average adjusted tax basis of other assets owned by the company. This provision does not apply to policies in which the insured is a 20% owner, officer, director or employee of the business, including policies jointly covering such individual and his or her spouse. The rule also will not apply where the policy owner is a natural person, unless a trade or business is directly or indirectly the beneficiary of the policy.


Depending on the circumstances, the exchange of a policy, a change in the Policy's death benefit option, a policy loan, a full or partial surrender, a change in ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance and other tax consequences of policy ownership, premium payments and receipt of policy proceeds depend on the circumstances of each Policy owner or beneficiary. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transactions.

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your designated beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult with a qualified tax adviser.


WITHHOLDING

Generally, unless you provide us with a written election to the contrary before we make the distribution, we are required to withhold income tax from any portion of a distribution we make to you that is includable in your income. If you do not wish us to withhold tax from the payment, or if enough is not withheld, you may have to pay later. You may also have to pay penalties if your withholding and estimated tax payments are insufficient.

MISCELLANEOUS POLICY PROVISIONS

THE POLICY

The Policy which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

Application forms are completed by the applicant and forwarded to the Company for acceptance. Upon acceptance, the Policy is prepared, executed by duly authorized officers of the Company, and forwarded to the policy owner.

PAYMENT OF BENEFITS

All benefits are payable at our Administrative Office. We may require submission of the Policy before we grant loans, make changes or pay benefits.

AGE AND SEX

If age or sex is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the correct age and sex. (If the application is taken in a state where unisex rates are used, the insured's sex is inapplicable.)

INCONTESTABILITY

We will not contest coverage under the Policy (other than any waiver of premium rider) after it has been in force during the lifetime of the insured more than two years from the issue date.

For coverage which takes effect on a later date (i.e., an increase or reinstatement of insurance), we will not contest such coverage after it has been in force during the lifetime of the insured more than two years from its effective date. Any contest of such later coverage will be based on the supplemental application.

SUICIDE

In most states, if the insured commits suicide within two years from the issue date, the only benefit paid will be the sum of (a) plus (b) minus (c), where:

   (a) equals premiums paid less amounts allocated to the separate account; and

   (b) equals the separate account value on the date of suicide, plus the portion of the monthly deductions deducted from the separate account value; and

   (c) equals the amount necessary to repay any loans in full and any interest earned on the loan account value transferred to the separate account value, and any surrenders from the Fixed Account.


If the insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the monthly deductions for the increase, in lieu of the face amount of the increase.


All amounts will be calculated as of the date of death.

PROTECTION OF PROCEEDS

To the extent provided by law, the proceeds of the Policy are subject neither to claims by a beneficiary's creditors nor to any legal process against any beneficiary.

NON-PARTICIPATION

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

COVERAGE BEYOND MATURITY

The Policy is considered matured on the issue date anniversary after which the insured has reached age 95 (for AetnaVest Policies) or 100 (for AetnaVest II Policies). This is the maturity date.

For AetnaVest II Policies only, you may, by written request in the 30 days before the maturity date of this Policy, elect to continue coverage beyond the maturity date. At Age 100, the separate account value will be transferred to the fixed account. If coverage beyond maturity is elected, we will continue to credit interest to the total account value of this Policy. Monthly deductions will be calculated with a cost of insurance rate equal to zero.

At this time, uncertainties exist regarding the tax treatment of the Policy should the Policy continue beyond the maturity date. You should therefore consult with your tax advisor prior to making this election. (See Tax Matters.) The coverage beyond maturity provision is only available in approving states. (This provision is not available in New York.)

APPENDIX A
AETNAVEST
ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND CASH SURRENDER VALUES


The following tables illustrate how the total account values, cash surrender values, and death benefits of a Policy change with the investment experience of the variable funding options. The tables show how the total account values, cash surrender values, and death benefits of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, 12%, respectively. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6% or 12% over a period of years, however, it may fluctuate above and below those averages throughout the years shown. In that case, the actual account values, cash surrender values, and death benefit proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid.


Tables I through IV illustrate Policies issued to males, ages 25 and 40, in the nonsmoker rate class. The total account values, cash surrender values, and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% respectively, over a period of years, but fluctuated above and below those averages for individual policy years.


The second column of each table shows the accumulated values of the premiums paid at the stated interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through eleventh columns illustrate the cash surrender values of each Policy over the designated period. Tables II and IV assume that the maximum cost of insurance rates allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis is assessed in each policy year. Tables I and III assume that the current scale of cost of insurance rates applies during all policy years. These tables also assume the current level of mortality and expense risk charge assessed on an annual basis: 0.65% for ING VP Balanced Portfolio, Inc., and ING VP Growth and Income Portfolio; 0.55% for ING VP Ascent Portfolio, ING VP Crossroads Portfolio and ING VP Legacy Portfolio; and 0.70% for all other Funds available under the AetnaVest Policies. The tables also assume a 0.30% current (0.50% guaranteed) administration charge.


The investment advisory fees and other Fund expenses, net of waivers and reductions (see the table on page 17), vary by Fund from .34% to 1.00%. An arithmetic average of 0.68% has been used for the illustrations.

The amounts shown for the death benefits, cash surrender values, and total account values reflect the fact that the net investment return is lower than the gross, return on the assets held in each Fund as a result of expenses paid by he Fund and other charges levied by the separate account. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, %, and 12% correspond to approximate net annual rates of -1.64%, 4.27%, and 0.17%, respectively on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.86%, 4.03%, and 9.92%, respectively.

The hypothetical values shown in the tables do not reflect any separate account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits, total account values, and cash surrender values illustrated.

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no policy loans have been made. The tables are also based on the assumptions that the policy owner has not requested an increase or decrease in the specified amount of the Policy, that no partial surrenders have been made, and that no transfer charges have been incurred.


Upon request, we will provide an illustration based upon the proposed insured's age, sex, and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                AETNAVEST POLICY

                                     TABLE I
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 25
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                          $408.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1                 428     100,000   100,000   100,000        182       199        216          0        0          0
2                 878     100,000   100,000   100,000        365       411        460         17       63        112
3               1,351     100,000   100,000   100,000        548       635        731        200      287        383
4               1,846     100,000   100,000   100,000        730       871      1,032        382      523        684
5               2,367     100,000   100,000   100,000        909     1,118      1,365        561      770      1,017

6               2,914     100,000   100,000   100,000      1,097     1,388      1,746        813    1,104      1,462
7               3,488     100,000   100,000   100,000      1,279     1,667      2,164      1,064    1,452      1,949
8               4,091     100,000   100,000   100,000      1,456     1,955      2,623      1,311    1,810      2,478
9               4,724     100,000   100,000   100,000      1,625     2,252      3,124      1,550    2,177      3,049
10              5,388     100,000   100,000   100,000      1,786     2,556      3,673      1,780    2,550      3,667

15              9,244     100,000   100,000   100,000      2,441     4,169      7,277      2,441    4,169      7,277
20             14,165     100,000   100,000   100,000      2,754     5,856     12,876      2,754    5,856     12,876
25             20,446     100,000   100,000   100,000      2,529     7,400     21,574      2,529    7,400     21,574
30             28,462     100,000   100,000   100,000      1,479     8,446     35,284      1,479    8,446     35,284

40 (Age 65)    51,751           0   100,000   114,131          0     4,806     93,550          0    4,806     93,550

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY


                                    TABLE II
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 25
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                          $408.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------   ---------

1                 428     100,000   100,000   100,000        181       198        216          0        0          0
2                 878     100,000   100,000   100,000        364       410        458         16       62        110
3               1,351     100,000   100,000   100,000        545       632        727        197      284        379
4               1,846     100,000   100,000   100,000        725       865      1,026        377      517        678
5               2,367     100,000   100,000   100,000        901     1,109      1,355        553      761      1,007

6               2,914     100,000   100,000   100,000      1,087     1,375      1,731        803    1,091      1,447
7               3,488     100,000   100,000   100,000      1,266     1,650      2,143      1,051    1,435      1,928
8               4,091     100,000   100,000   100,000      1,440     1,933      2,593      1,295    1,788      2,448
9               4,724     100,000   100,000   100,000      1,605     2,224      3,085      1,530    2,149      3,010
10              5,388     100,000   100,000   100,000      1,762     2,521      3,622      1,756    2,515      3,616

15              9,244     100,000   100,000   100,000      2,372     4,060      7,096      2,372    4,060      7,096
20             14,165     100,000   100,000   100,000      2,629     5,625     12,413      2,629    5,625     12,413
25             20,446     100,000   100,000   100,000      2,290     6,927     20,480      2,290    6,927     20,480
30             28,462     100,000   100,000   100,000      1,077     7,584     32,935      1,077    7,584     32,935

40 (Age 65)    51,751           0   100,000   102,707          0     2,125     84,186          0    2,125     84,186

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY

                                    TABLE III
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 40
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                          $744.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1                 781     100,000   100,000       455        490       525          0          0        0          0
2               1,601     100,000   100,000   100,000        888       986      1,090        215      313        417
3               2,463     100,000   100,000   100,000      1,298     1,489      1,696        625      816      1,023
4               3,367     100,000   100,000   100,000      1,686     1,997      2,350      1,013    1,324      1,677
5               4,317     100,000   100,000   100,000      2,050     2,510      3,054      1,377    1,837      2,381

6               5,314     100,000   100,000   100,000      2,391     3,028      3,814      1,842    2,479      3,265
7               6,361     100,000   100,000   100,000      2,702     3,545      4,630      2,287    3,130      4,215
8               7,460     100,000   100,000   100,000      2,982     4,058      5,503      2,702    3,778      5,223
9               8,614     100,000   100,000   100,000      3,230     4,567      6,443      3,084    4,421      6,297
10              9,826     100,000   100,000   100,000      3,445     5,069      7,452      3,434    5,058      7,441

15             16,857     100,000   100,000   100,000      3,933     7,380     13,783      3,933    7,380     13,783
20             25,831     100,000   100,000   100,000      2,754     8,525     22,597      2,754    8,525     22,597
25             37,284           0   100,000   100,000          0     7,476     35,410          0    7,476     35,410
30             51,902           0   100,000   100,000          0     2,337     55,402          0    2,337     55,402

25 (Age 65)    37,284           0   100,000   100,000          0     7,476     35,410          0    7,476     35,410

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AETNAVEST POLICY


                                    TABLE IV
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 40
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                          $744.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1

             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1                 781     100,000   100,000   100,000        452       487        522          0        0          0
2               1,601     100,000   100,000   100,000        878       976      1,079        205      303        406
3               2,463     100,000   100,000   100,000      1,280     1,469      1,676        607      796      1,003
4               3,367     100,000   100,000   100,000      1,655     1,963      2,313        982    1,290      1,640
5               4,317     100,000   100,000   100,000      2,004     2,458      2,995      1,331    1,785      2,322

6               5,314     100,000   100,000   100,000      2,323     2,950      3,723      1,774    2,401      3,174
7               6,361     100,000   100,000   100,000      2,612     3,437      4,501      2,197    3,022      4,086
8               7,460     100,000   100,000   100,000      2,868     3,918      5,331      2,588    3,638      5,051
9               8,614     100,000   100,000   100,000      3,091     4,391      6,218      2,945    4,245      6,072
10              9,826     100,000   100,000   100,000      3,277     4,851      7,165      3,266    4,840      7,154

15             16,857     100,000   100,000   100,000      3,579     6,855     12,977      3,579    6,855     12,977
20             25,831     100,000   100,000   100,000      2,160     7,511     20,737      2,160    7,511     20,737
25             37,284           0   100,000   100,000          0     5,362     31,203          0    5,362     31,203
30             51,902           0         0   100,000          0         0     45,165          0        0     45,165

25 (Age 65)    37,284           0   100,000   100,000          0     5,962     31,203          0    5,362     31,203

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

APPENDIX B
AETNAVEST II
ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND CASH SURRENDER VALUES


The following tables illustrate how the total account values, cash surrender values, and death benefits of a Policy change with the investment experience of the variable funding options. The tables show how the total account values, cash surrender values, and death benefits of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, 12%, respectively. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6% or 12% over a period of years, however, it may fluctuate above and below those averages throughout the years shown. In that case, the actual account values, cash surrender values, and death benefit proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid.


Tables V through VIII illustrate Policies issued to males, ages 35 and 55, in the nonsmoker rate class. Tables IX through XII illustrate Policies issued on a unisex basis, ages 35 and 55, in the nonsmoker rate class. These tables are provided for use in those states where unisex rates are required. The total account values, cash surrender values, and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual policy years.

The second column of each table shows the accumulated values of the premiums paid at the stated interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through eleventh columns illustrate the cash surrender values of each Policy over the designated period. Tables VI, VIII, X and XII assume that the maximum cost of insurance rates allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of .90% on an annual basis, the maximum allowable administrative charge of .50% and the maximum allowable premium load of 6% are assessed in each policy year. Tables V, VII, IX and XI assume that the current scale of cost of insurance rates applies during all policy years. These tables also assume the current level of mortality and expense risk charges of 0.70% on an annual basis.

The investment advisory fees and other Fund expenses, net of waivers and reductions (see the table on page 17), vary by Fund from .34% to 1.00%. An arithmetic average of .68% has been used for the illustrations.

The amounts shown for the death benefits, cash surrender values, and total account values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and other charges levied by the separate account. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.67%, 4.23%, and 10.14%, respectively on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -2.06%, 3.82%, and 9.70%, respectively.

The hypothetical values shown in the tables do not reflect any separate account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits, total account values, and cash surrender values illustrated.

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no Policy loans have been made. The tables are also based on the assumptions that the policy owner has not requested an increase or decrease in the specified amount of the Policy, that no partial surrenders have been made, and that no transfer charges have been incurred.


Upon request, we will provide an illustration based upon the proposed insured's age, sex (if necessary), and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                               AETNAVEST II POLICY


                                     TABLE V
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 35
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $1,410.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1               1,480     250,000   250,000   250,000        685       745        806          0       0           0
2               3,035     250,000   250,000   250,000      1,518     1,688      1,865        168      338        515
3               4,667     250,000   250,000   250,000      2,311     2,645      3,008        961    1,295      1,658
4               6,381     250,000   250,000   250,000      3,064     3,615      4,239      1,714    2,265      2,889
5               8,181     250,000   250,000   250,000      3,771     4,594      5,565      2,421    3,244      4,215

6              10,070     250,000   250,000   250,000      4,432     5,581      6,992      3,206    4,355      5,766
7              12,054     250,000   250,000   250,000      5,049     6,578      8,534      3,958    5,487      7,443
8              14,137     250,000   250,000   250,000      5,617     7,578     10,197      4,661    6,622      9,241
9              16,325     250,000   250,000   250,000      6,135     8,582     11,993      5,314    7,761     11,172
10             18,622     250,000   250,000   250,000      6,601     9,586     13,933      5,915    8,900     13,247

15             31,947     250,000   250,000   250,000      7,950    14,386     26,178      7,939   14,375     26,167
20             48,954     250,000   250,000   250,000      7,185    18,163     44,142      7,185   18,163     44,142
25             70,660     250,000   250,000   250,000      3,679    19,922     71,368      3,679   19,922     71,368
30             98,363           0   250,000   250,000          0    17,999    114,301          0   17,999    114,301

30 (Age 65)    98,363           0   250,000   250,000          0    17,999    114,301          0   17,999    114,301

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY


                                    TABLE VI
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 35
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $1,410.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1               1,480     250,000   250,000   250,000        646       704        763         0         0         0
2               3,035     250,000   250,000   250,000      1,438     1,601      1,771        88       251        421
3               4,667     250,000   250,000   250,000      2,188     2,507      2,853       838     1,157      1,503
4               6,381     250,000   250,000   250,000      2,895     3,420      4,014     1,545     2,070      2,664
5               8,181     250,000   250,000   250,000      3,554     4,335      5,257     2,204     2,985      3,907

6              10,070     250,000   250,000   250,000      4,165     5,251      6,587     2,939     4,025      5,361
7              12,054     250,000   250,000   250,000      4,721     6,161      8,007     3,630     5,070      6,916
8              14,137     250,000   250,000   250,000      5,223     7,064      9,526     4,267     6,108      8,570
9              16,325     250,000   250,000   250,000      5,666     7,953     11,147     4,845     7,132     10,326
10             18,622     250,000   250,000   250,000      6,050     8,829     12,882     5,364     8,143     12,196

15             31,947     250,000   250,000   250,000      6,896    12,727     23,470     6,885    12,716     23,459
20             48,954     250,000   250,000   250,000      5,313    14,923     37,996     5,313    14,923     37,996
25             70,660           0   250,000   250,000          0    12,923     57,314         0    12,923     57,314
30             98,363           0   250,000   250,000          0     2,209     82,829         0     2,209     82,829

30 (Age 65)    98,363           0   250,000   250,000          0     2,209     82,829         0     2,209     82,829

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AetnaVest II Policy


                                    Table VII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 55
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $4,380.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1

             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1               4,599     250,000   250,000   250,000      2,271     2,463      2,657          0        0          0
2               9,428     250,000   250,000   250,000      4,575     5,109      5,669      1,119    1,653      2,213
3              14,498     250,000   250,000   250,000      6,734     7,763      8,886      3,278    4,307      5,430
4              19,822     250,000   250,000   250,000      8,745    10,421     12,328      5,289    6,965      8,872
5              25,412     250,000   250,000   250,000     10,601    13,077     16,013      7,145    9,621     12,557

6              31,282     250,000   250,000   250,000     12,296    15,722     19,962      9,157   12,583     16,823
7              37,445     250,000   250,000   250,000     13,822    18,349     24,201     11,028   15,555     21,407
8              43,916     250,000   250,000   250,000     15,166    20,945     28,752     12,718   18,497     26,304
9              50,711     250,000   250,000   250,000     16,314    23,494     33,641     14,212   21,392     31,539
10             57,846     250,000   250,000   250,000     17,223    25,952     38,870     15,466   24,195     37,113

15             99,240     250,000   250,000   250,000     17,096    35,618     70,927     17,067   35,589     70,898
20            152,070     250,000   250,000   250,000      6,673    38,087    119,071      6,673   38,087    119,071
25            219,497           0   250,000   250,000          0    22,767    199,015          0   22,767    199,015
30            305,552           0         0   363,713          0         0    346,393          0        0    346,393

10 (Age 65)    57,846     250,000   250,000   250,000     17,223    25,952     38,870     15,466   24,195     37,113

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY


                                   TABLE VIII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 55
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $4,380.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1               4,599     250,000   250,000   250,000      1,891     2,069      2,248          0        0          0
2               9,428     250,000   250,000   250,000      3,739     4,217      4,719        283      761      1,263
3              14,498     250,000   250,000   250,000      5,358     6,256      7,240      1,902    2,800      3,784
4              19,822     250,000   250,000   250,000      6,735     8,165      9,802      3,279    4,709      6,346
5              25,412     250,000   250,000   250,000      7,847     9,914     12,386      4,391    6,458      8,930

6              31,282     250,000   250,000   250,000      8,671    11,468     14,969      5,532    8,329     11,830
7              37,445     250,000   250,000   250,000      9,179    12,790     17,527      6,385    9,996     14,733
8              43,916     250,000   250,000   250,000      9,333    13,826     20,018      6,885   11,378     17,570
9              50,711     250,000   250,000   250,000      9,085    14,514     22,394      6,983   12,412     20,292
10             57,846     250,000   250,000   250,000      8,384    14,784     24,596      6,627   13,027     22,839

15             99,240           0   250,000   250,000          0     7,160     30,753          0    7,131     30,724
20            152,070           0         0   250,000          0         0     16,301          0        0     16,301
25            219,497           0         0         0          0         0          0          0        0          0
30            305,552           0         0         0          0         0          0          0        0          0

10 (Age 65)    57,846     250,000   250,000   250,000      8,384    14,784     24,596      6,627   13,027     22,839

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY


                                    TABLE IX
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 35
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $1,350.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1               1,417     250,000   250,000   250,000        640       697        755          0        0          0
2               2,906     250,000   250,000   250,000      1,427     1,588      1,756        137      298        466
3               4,469     250,000   250,000   250,000      2,177     2,492      2,836        887    1,202      1,546
4               6,110     250,000   250,000   250,000      2,885     3,406      3,996      1,595    2,116      2,706
5               7,833     250,000   250,000   250,000      3,548     4,326      5,243      2,258    3,036      3,953

6               9,642     250,000   250,000   250,000      4,165     5,250      6,582      2,993    4,078      5,410
7              11,541     250,000   250,000   250,000      4,737     6,179      8,026      3,694    5,136      6,983
8              13,536     250,000   250,000   250,000      5,260     7,108      9,579      4,346    6,194      8,665
9              15,630     250,000   250,000   250,000      5,734     8,038     11,254      4,949    7,253     10,469
10             17,829     250,000   250,000   250,000      6,155     8,964     13,059      5,499    8,308     12,403

15             30,588     250,000   250,000   250,000      7,421    13,454     24,524      7,410   13,443     24,513
20             46,871     250,000   250,000   250,000      6,890    17,181     41,534      6,890   17,181     41,534
25             67,653     250,000   250,000   250,000      3,919    19,205     67,403      3,919   19,205     67,403
30             94,177           0   250,000   250,000          0    17,811    107,944          0   17,811    107,944

30 (Age 65)    94,177           0   250,000   250,000          0    17,811    107,944          0   17,811    107,944

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY


                                     TABLE X
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 35
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $1,350.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1               1,417     250,000   250,000   250,000        603       658        714          0        0          0
2               2,906     250,000   250,000   250,000      1,350     1,504      1,666         60      214        376
3               4,469     250,000   250,000   250,000      2,059     2,360      2,688        769    1,070      1,398
4               6,110     250,000   250,000   250,000      2,723     3,218      3,780      1,433    1,928      2,490
5               7,833     250,000   250,000   250,000      3,340     4,077      4,947      2,050    2,787      3,657

6               9,642     250,000   250,000   250,000      3,909     4,934      6,194      2,737    3,762      5,022
7              11,541     250,000   250,000   250,000      4,424     5,782      7,522      3,381    4,739      6,479
8              13,536     250,000   250,000   250,000      4,889     6,623      8,942      3,975    5,709      8,028
9              15,630     250,000   250,000   250,000      5,294     7,447     10,455      4,509    6,662      9,670
10             17,829     250,000   250,000   250,000      5,644     8,257     12,071      4,988    7,601     11,415

15             30,588     250,000   250,000   250,000      6,365    11,822     21,898      6,354   11,811     21,887
20             46,871     250,000   250,000   250,000      4,798    13,744     35,303      4,798   13,744     35,303
25             67,653           0   250,000   250,000          0    11,767     53,055          0   11,767     53,055
30             94,177           0   250,000   250,000          0     1,895     76,388          0    1,895     76,388

30 (Age 65)    94,177           0   250,000   250,000          0     1,895     76,388          0    1,895     76,388

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY


                                    TABLE XI
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 55
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                         $4,200.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1               4,410     250,000   250,000   250,000      2,252     2,439      2,627          0        0          0
2               9,041     250,000   250,000   250,000      4,536     5,058      5,604      1,224    1,746      2,292
3              13,903     250,000   250,000   250,000      6,689     7,697      8,796      3,377    4,385      5,484
4              19,008     250,000   250,000   250,000      8,697    10,342     12,212      5,385    7,030      8,900
5              24,368     250,000   250,000   250,000     10,553    12,986     15,870      7,241    9,674     12,558

6              29,996     250,000   250,000   250,000     12,251    15,622     19,791      9,243   12,614     16,783
7              35,906     250,000   250,000   250,000     13,786    18,246     24,003     11,109   15,569     21,326
8              42,112     250,000   250,000   250,000     15,146    20,843     28,527     12,800   18,497     26,181
9              48,627     250,000   250,000   250,000     16,321    23,404     33,395     14,306   21,389     31,380
10             55,469     250,000   250,000   250,000     17,276    25,891     38,615     15,592   24,207     36,931

15             95,161     250,000   250,000   250,000     17,716    36,072     70,885     17,688   36,044     70,857
20            145,821     250,000   250,000   250,000      8,364    39,646    119,410      8,364   39,646    119,410
25            210,477           0   250,000   250,000          0    27,611    200,157          0   27,611    200,157
30            292,995           0         0   365,060          0         0    347,676          0        0    347,676

10 (Age 65)    55,469     250,000   250,000   250,000     17,276    25,891     38,615     15,592   24,207     36,931

(1) Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AETNAVEST II POLICY


                                    TABLE XII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 55
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                         $4,200.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS             DEATH BENEFIT
            ACCUMULATED      GROSS ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                  RETURN OF               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST   -----------------------------   ----------------------------    ----------------------------
 YEAR        PER YEAR     GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------     --------  --------  ---------   --------  --------  ---------   --------  --------  ---------

1               4,410     250,000   250,000   250,000      1,807     1,977      2,149          0        0          0
2               9,041     250,000   250,000   250,000      3,592     4,049      4,530        280      737      1,218
3              13,903     250,000   250,000   250,000      5,163     6,024      6,968      1,851    2,712      3,656
4              19,008     250,000   250,000   250,000      6,513     7,888      9,459      3,201    4,576      6,147
5              24,368     250,000   250,000   250,000      7,632     9,621     11,997      4,320    6,309      8,685

6              29,996     250,000   250,000   250,000      8,490    11,186     14,556      5,482    8,178     11,548
7              35,906     250,000   250,000   250,000      9,064    12,551     17,118      6,387    9,874     14,441
8              42,112     250,000   250,000   250,000      9,316    13,665     19,645      6,970   11,319     17,299
9              48,627     250,000   250,000   250,000      9,197    14,466     22,089      7,182   12,451     20,074
10             55,469     250,000   250,000   250,000      8,660    14,889     24,399      6,976   13,205     22,715

15             95,161           0   250,000   250,000          0     9,055     32,140          0    9,027     32,112
20            145,821           0         0   250,000          0         0     23,473          0        0     23,473
25            210,477           0         0         0          0         0          0          0        0          0
30            292,995           0         0         0          0         0          0          0        0          0

10 (Age 65)    55,469     250,000   250,000   250,000      8,660    14,889     24,399      6,976   13,205    22,715

(1) Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated.


The investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. Actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              FINANCIAL STATEMENTS

                             VARIABLE LIFE ACCOUNT B

                                      INDEX

                                                                            PAGE
                                                                            ----

Statement of Assets and Liabilities......................................   S-2
Statements of Operations and Changes in Net Assets.......................   S-3
Notes to Financial Statements............................................   S-4
Independent Auditors' Report.............................................   S-22

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES--December 31, 2001

ASSETS

Investments, at net asset value:

                                                                                                MORTALITY &
                                                                      CONTRACT                    EXPENSE        CONTRACT
                                                                      PURCHASES                   CHARGES      REDEMPTIONS
                                                                      DUE FROM                   PAYABLE TO       DUE TO
                                                                        AETNA                      AETNA          AETNA
                                                                   LIFE INSURANCE              LIFE INSURANCE LIFE INSURANCE
                                                                     AND ANNUITY                 AND ANNUITY    AND ANNUITY   NET
                                  SHARES      COST     INVESTMENTS     COMPANY    TOTAL ASSETS     COMPANY        COMPANY    ASSETS
                                ----------------------------------------------------------------------------------------------------
Aetna Ascent VP                   226,777 $ 3,244,897 $  2,891,410  $        -   $  2,891,410    $    213      $   2,115 $ 2,889,082
Aetna Balanced VP, Inc.         1,830,131  27,093,557   22,126,288           -     22,126,288       1,790         68,640  22,055,858
Aetna Bond VP                   1,674,307  21,504,742   21,682,280           -     21,682,280       1,734         28,784  21,651,762
Aetna Crossroads VP               107,041   1,444,841    1,317,674           -      1,317,674          88          3,025   1,314,561
Aetna Growth and Income VP      5,685,940 174,821,287  111,103,274           -    111,103,274       8,975         46,649 111,047,650
Aetna Growth VP                     1,240      13,034       11,957           -         11,957           9            718      11,230
Aetna Index Plus Large Cap VP   1,079,679  15,743,220   14,964,356           -     14,964,356       1,162        289,241  14,673,953
Aetna Legacy VP                   129,506   1,625,236    1,552,782          20      1,552,802          95              -   1,552,707
Aetna Money Market VP           2,995,622  39,849,896   39,922,051   4,365,713     44,287,764       3,205              -  44,284,559
Aetna Small Company VP             33,054     568,565      551,341           -        551,341          45              -     551,296
Aetna Value Opportunity VP         44,397     674,601      588,259           -        588,259          49         39,845     548,365
Fidelity Investments Variable
  Insurance Products Fund:
  Equity-Income Portfolio       1,238,174  27,740,493   28,168,453   3,689,228     31,857,681       2,235              -  31,855,446
  Growth Portfolio                343,726  16,395,410   11,552,636           -     11,552,636         962        212,646  11,339,028
  High Income Portfolio            64,029     608,143      410,426           -        410,426          34         39,374     371,018
  Overseas Portfolio              154,781   3,221,168    2,148,355           -      2,148,355         177         80,673   2,067,505
Fidelity Investments Variable
    Insurance
  Products Fund II:
  Asset Manager Portfolio          52,554     815,532      762,558           -        762,558          63        241,120     521,375
  Contrafund Portfolio          1,017,906  19,369,389   20,490,438           -     20,490,438       1,630        153,830  20,334,978
Janus Aspen Series:
  Aggressive Growth Portfolio   1,322,903  28,787,676   29,077,414           -     29,077,414       2,354      8,147,751  20,927,309
  Balanced Portfolio              917,168  22,967,106   20,700,478           -     20,700,478       1,615        251,207  20,447,656
  Flexible Income Portfolio        84,647     986,247      986,983           -        986,983          81            225     986,677
  Growth Portfolio              1,074,048  27,704,839   21,352,065           -     21,352,065       1,701        316,823  21,033,541
  Worldwide Growth Portfolio    1,482,818  40,227,224   42,319,636           -     42,319,636       3,360      1,053,262  41,263,014
MFS Variable Insurance Trust:
  Total Return Series               9,904     184,678      184,311           -        184,311          35         39,232     145,044
  World Government Series          20,345     206,083      205,283           -        205,283           -              -     205,283
Oppenheimer Funds:
  Aggressive Growth Fund           13,518     960,081      550,467           -        550,467          46        121,162     429,259
  Global Securities Fund           92,238   2,049,590    2,106,705           -      2,106,705         138         84,503   2,022,064
  Growth & Income Fund              2,184      39,613       41,468           -         41,468           8         39,633       1,827
  Strategic Bond Fund             368,243   1,721,332    1,701,285     101,780      1,803,065         146              -   1,802,919
Portfolio Partners Inc. (PPI):
  PPI MFS Emerging Equities
    Portfolio                     477,520  17,805,006   19,449,402           -     19,449,402       1,594        482,967  18,964,841
  PPI MFS Research Growth
    Portfolio                   1,581,481  13,788,129   12,809,993           -     12,809,993       1,040         99,622  12,709,331
  PPI MFS Capital Opportunities
    Portfolio                     104,832   4,273,689    2,843,041           -      2,843,041         202         39,727   2,803,112
  PPI Scudder International
    Growth Portfolio            1,223,510  12,040,791   12,271,808           -     12,271,808         985        149,995  12,120,828
  PPI T. Rowe Price Growth
    Equity Portfolio               65,351   3,637,266    2,961,689           -      2,961,689         204         33,786   2,927,699

                                 AFFILIATED     NON-AFFILIATED
                               -------------------------------
Investments at Cost             $286,583,876     $245,529,485
Investments at Market            216,711,672      233,094,894



See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                     YEAR ENDED DECEMBER 31,
                                                                            2001              2000             1999
                                                                            ----              ----             ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends......................................................    $  21,533,937      $  58,789,163     $ 48,867,068
Expenses: (Notes 2 and 5)
   Valuation period deductions....................................       (4,585,896)        (6,075,769)      (5,991,275)
                                                                      -------------      -------------      -----------
Net Investment Income.............................................       16,948,041         52,713,394       42,875,793
                                                                      -------------      -------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on sales of investments:
(Notes 1, 4 and 5)
   Proceeds from sales............................................    1,362,123,210      1,230,914,303      874,382,151
   Cost of investments sold.......................................    1,469,444,067      1,215,994,773      793,957,391
                                                                      -------------      -------------      -----------
      Net realized gain (loss)....................................     (107,320,857)        14,919,530       80,424,760
Net unrealized gain (loss) on investments: (Note 5)
   Beginning of year..............................................      (84,972,923)        56,758,198       29,609,254
   End of year....................................................      (82,306,795)       (84,972,923)      56,758,198
                                                                      -------------      -------------      -----------
      Net change in unrealized gain (loss)........................        2,666,128       (141,731,121)      27,148,944
                                                                      -------------      -------------      -----------
Net realized and unrealized gain (loss) on investments............     (104,654,729)      (126,811,591)     107,573,704
                                                                      -------------      -------------      -----------
Net increase (decrease) in net assets resulting from operations...      (87,706,688)       (74,098,197)     150,449,497
                                                                      -------------      -------------      -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS:
Variable life premium payments....................................       61,860,147         79,636,531      135,305,924
Transfers to the Company for monthly deductions...................      (30,938,179)       (29,995,274)     (32,799,767)
Redemptions by policyholders......................................      (41,085,276)       (63,976,557)    (162,896,593)
Transfers on account of policy loans..............................       (2,428,998)        (5,246,469)      (4,913,122)
Other.............................................................          604,200            500,403          779,888
                                                                      -------------      -------------      -----------
Net decrease in net assets resulting from unit
   transactions (Note 5)..........................................      (11,988,106)       (19,081,366)     (64,523,670)
                                                                      -------------      -------------      -----------
Net changes in net assets.........................................      (99,694,794)       (93,179,563)      85,925,827
NET ASSETS:

Beginning of period...............................................      545,555,571        638,735,134      552,809,307
                                                                      -------------      -------------      -----------
End of period.....................................................     $445,860,777       $545,555,571     $638,735,134
                                                                      =============      =============      ===========

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & ACCOUNT INFORMATION

     Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended. The Account consists of seven products which are listed below.

     o Aetna Vest
     o Aetna Vest II
     o Aetna Vest Plus
     o Aetna Vest Estate Protector
     o Aetna Vest Estate Protector II
     o Corporate Specialty Market
     o Corporate Specialty Market II

     Effective October 1, 1998, Aetna Life Insurance Company and the Company contracted the administrative servicing obligations of its individual variable life business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration. The assets of the Account are owned by the Company. The portion of the Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of the Company.

     During 2000, Aetna Life Insurance Company and the Company moved the NYSUT Individual Life block of business from the Account at a market value of $253,767. The NYSUT Individual Life block of business is not a part of the business administered by Lincoln Life and LNY and is no longer part of the Account.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     A. VALUATION OF INVESTMENTS
     Investments in the following funds are stated at the closing net asset value per share as determined by each fund on December 31, 2001:


     Aetna Ascent VP                           Janus Aspen Series:
     Aetna Balanced VP, Inc.                   o Aggressive Growth Portfolio
     Aetna Bond VP                             o Balanced Portfolio
     Aetna Crossroads VP                       o Flexible Income Portfolio
     Aetna Growth and Income VP                o Growth Portfolio
     Aetna Growth VP                           o Worldwide Growth Portfolio
     Aetna Index Plus Large Cap VP             MFS Variable Insurance Trust:
     Aetna Legacy VP                           o Total Return Series
     Aetna Money Market VP                     o World Government Series
     Aetna Small Company VP                    Oppenheimer Funds:
     Aetna Value Opportunity VP                o Aggressive Growth Fund
     Fidelity Investments Variable             o Global Securities Fund
       Insurance Products Fund:                o Growth & Income Fund
       o Equity-Income Portfolio               o Strategic Bond Fund
       o Growth Portfolio                      Portfolio Partners Inc. (PPI):
       o High Income Portfolio                 o PPI MFS Emerging Equities Portfolio
       o Overseas Portfolio                    o PPI MFS Research Growth Portfolio
     Fidelity Investments Variable             o PPI MFS Capital Opportunities Portfolio
       Insurance Products Fund II:             o PPI Scudder International Growth Portfolio
       o Asset Manager Portfolio               o PPI T. Rowe Price Growth Equity Portfolio
       o Contrafund Portfolio

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

     B. OTHER

     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     During 1999 the Aetna Growth VP Fund became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from January, 1999 (commencement of operations) to December 31, 1999. Also, during 1999 the Janus Aspen Series Flexible Income Portfolio became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from February, 1999 (commencement of operations) to December 31, 1999. Also, during 1999 the MFS Total Return Series became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from March, 1999 (commencement of operations) to December 31, 1999. Also, during 1999 the Oppenheimer Aggressive Growth Fund became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from December, 1999 (commencement of operations) to December 31, 1999.

     C. FEDERAL INCOME TAXES

     The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. The Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.

2.   MORTALITY & EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES

     The Company charges each variable sub-account for mortality and expense risk. The amount charged is deducted daily at rates per year specified in each policy.

     The Company deducts a premium load from each premium payment to cover administration expenses, state taxes, and Federal income tax liabilities. The percentage deducted from each premium payment is specified in each policy.

     The Company charges monthly administrative fees for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports. The amount of the monthly administrative fees are specified in each policy.

     The Company charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is equal to the amount at risk multiplied by a monthly cost of insurance rate. The cost of insurance rate is variable and is based on the insured's issue age, sex (where permitted by law), number of policy years elapsed and premium class.

     Under certain circumstances, the Company reserves the right to charge a transfer fee between sub-accounts. The amount of the transfer fee is specified in each policy.

     The Company, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the specified amount, insured's age, risk class and sex (where permitted by law). The maximum surrender charges are included in each policy and are in compliance with each state's nonforfeiture law.

3.   DIVIDEND INCOME

     On an annual basis, the underlying mutual funds in which the Account invests distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the underlying mutual funds. The Account's proportionate share of each underlying mutual fund's undistributed net investment income and accumulated net realized gain
     (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets of the Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 2001, 2000 and 1999 aggregated $1,371,028,936 and $1,362,123,210, $1,264,546,331 and
     $1,230,914,303, and $852,734,274 and $874,382,151, respectively.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5.   SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET
     ASSETS

YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                     Dividends
                                    Dividends        From Net
                                       From          Realized         Valuation        Proceeds            Cost of          Net
                                    Investment       Gains on           Period           from            Investments     Realized
                                      Income        Investments       Deductions         Sales              Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                    $ 50,470              $--          $(28,869)        $435,554           $473,774       $(38,220)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.             493,909          886,429          (224,391)       4,482,566          5,748,739     (1,266,173)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                       969,828          167,787          (192,922)       2,622,485          2,677,142        (54,657)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                  35,454               --           (12,811)         197,807            203,667         (5,860)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP          786,966            1,739        (1,175,592)      13,790,750         23,650,823     (9,860,073)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP                           9            1,648              (136)          38,439             47,206         (8,767)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP       139,208          491,914          (140,517)      23,235,655         28,420,825     (5,185,170)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                      57,298           11,542           (13,679)         173,641            182,121         (8,480)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP             2,286,790               --          (407,332)     393,608,480        394,217,161       (608,681)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                2,129           10,419            (3,268)         470,810            398,692          72,118
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP            1,848           26,087            (4,623)          31,916             35,623         (3,707)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO             506,956        1,424,304          (292,530)     180,810,544        183,741,981     (2,931,437)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                      9,309          875,026          (122,889)       1,539,540          1,877,700       (338,160)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                57,445               --            (4,511)          97,725            148,584        (50,859)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO                  137,978          218,093           (25,413)         327,747            383,287        (55,540)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO              25,465            9,549            (7,160)         176,815            199,499        (22,684)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO                165,335          583,534          (194,619)      22,043,642         27,635,255     (5,591,613)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO              --               --          (255,807)     127,505,830        148,438,810    (20,932,980)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                  538,630               --          (192,338)       5,359,565          4,859,204         500,361
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO            51,716               --            (8,039)         118,336            114,546           3,790
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                     16,532           48,639          (237,768)      17,061,174         23,768,542     (6,707,368)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO          227,122               --          (446,713)     131,252,806        152,590,597    (21,337,791)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                     873            1,286              (496)           6,595              6,581              14
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES                  --               80              (162)             148                149             (1)
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                          Net Unrealized
                                           Gain (Loss)               Net              Net Increase                Net Assets
                                           -----------           Change in           (Decrease) in                ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                       $41,538      $(353,487)    $(395,025)              $34,136
   Policyholders' account values                                                                           $3,266,590     $2,889,082
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.            (3,759,717)    (4,967,269)   (1,207,552)           (1,506,312)
   Policyholders' account values                                                                           24,879,948     22,055,858
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                        (374,858)       177,538       552,396               934,852
   Policyholders' account values                                                                           19,274,478     21,651,762
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                       857       (127,167)     (128,024)              (13,349)
   Policyholders' account values                                                                            1,439,151      1,314,561
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP        (46,669,802)   (63,718,013)  (17,048,211)           (5,206,532)
   Policyholders' account values                                                                          143,549,353    111,047,650
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP                          (842)        (1,077)         (235)                2,855
   Policyholders' account values                                                                               15,856         11,230
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP      (3,147,647)      (778,864)    2,368,783              (614,966)
   Policyholders' account values                                                                           17,614,701     14,673,953
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                        28,782        (72,454)     (101,236)              288,272
   Policyholders' account values                                                                            1,318,990      1,552,707
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP                 135,021         72,155       (62,866)           (4,051,250)
   Policyholders' account values                                                                           47,127,898     44,284,559
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                 47,979        (17,224)      (65,203)             (134,374)
   Policyholders' account values                                                                              669,475        551,296
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP             (3,007)       (86,342)      (83,335)              470,621
   Policyholders' account values                                                                              141,474        548,365
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO             1,193,887        427,960      (765,927)            2,851,928
   Policyholders' account values                                                                           31,062,152     31,855,446
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   (1,823,911)    (4,842,774)   (3,018,863)              354,325
   Policyholders' account values                                                                           13,580,280     11,339,028
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                (135,426)      (197,717)      (62,291)              (49,075)
   Policyholders' account values                                                                              480,309        371,018
------------------------------------------------------------------------------------------------------------------------------------
   OVERSEAS PORTFOLIO                 (146,717)    (1,072,813)     (926,096)             (231,465)
   Policyholders' account values                                                                            2,949,948      2,067,505
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO               (20,041)       (52,974)      (32,933)              (43,984)
   Policyholders' account values                                                                              593,122        521,375
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO               (1,025,983)     1,121,049     2,147,032              (126,609)
   Policyholders' account values                                                                           23,351,918     20,334,978
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO        (6,289,529)       289,738     6,579,267              (152,815)
   Policyholders' account values                                                                           35,689,644     20,927,309
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                   (292,637)    (2,266,628)   (1,973,991)           (1,620,363)
   Policyholders' account values                                                                           23,195,357     20,447,656
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO                (465)           736         1,201               498,477
   Policyholders' account values                                                                              439,532        986,677
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   (5,819,191)    (6,352,774)     (533,583)           (1,361,156)
   Policyholders' account values                                                                           29,808,245     21,033,541
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO         (7,395,172)     2,092,412     9,487,584                54,143
   Policyholders' account values                                                                           53,278,669     41,263,014
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                     1,741           (367)       (2,108)              114,334
   Policyholders' account values                                                                               31,141        145,044
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES                   (14)          (800)         (786)              204,070
   Policyholders' account values                                                                                2,082        205,283
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

 YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                     Dividends
                                    Dividends        From Net
                                       From          Realized         Valuation        Proceeds            Cost of          Net
                                    Investment       Gains on           Period           from            Investments     Realized
                                      Income        Investments       Deductions         Sales              Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND                $6,177          $96,381           $(6,053)        $140,512           $244,649       $(104,137)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND               13,886          257,441           (21,477)      59,663,503         60,297,615        (634,112)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                    867               --              (798)         413,700            482,566         (68,866)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                  40,407           58,674           (14,129)         705,444            734,210         (28,766)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES PORTFOLIO      --        1,411,570          (205,820)      57,904,069         73,935,159     (16,031,090)
 Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO        --        2,945,061          (133,359)      16,974,509         24,297,008      (7,322,499)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO(2)                           --          568,104           (26,829)         992,712          1,663,699        (670,987)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO                          53,100        4,261,277          (158,820)     298,933,187        306,775,980      (7,842,793)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO                           4,182          497,464           (26,026)       1,007,004          1,192,673        (185,669)
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                          Net Unrealized
                                           Gain (Loss)               Net              Net Increase              Net Assets
                                           -----------           Change in           (Decrease) in              ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND               $(156,083)     $(409,614)    $(253,531)             $(82,330)
   Policyholders' account values                                                                             $772,752       $429,259
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND                (60,032)        57,115       117,147               307,475
   Policyholders' account values                                                                            1,981,704      2,022,064
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                  (45,735)         1,855        47,590              (367,659)
   Policyholders' account values                                                                              390,693          1,827
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                   (31,589)       (20,047)       11,542               167,977
   Policyholders' account values                                                                            1,567,214      1,802,919
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
 PORTFOLIO                          (7,029,114)     1,644,396     8,673,510              (465,064)
 Policyholders' account values                                                                             25,581,735     18,964,841
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO  (1,948,065)      (978,136)      969,929               (76,619)
   Policyholders' account values                                                                           16,326,818     12,709,331
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO(2)                       (634,737)    (1,430,648)     (795,911)              229,340
   Policyholders' account values                                                                            3,499,395      2,803,112
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO                           405,005        231,017      (173,988)           (2,649,182)
   Policyholders' account values                                                                           18,631,234     12,120,828
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO                           (17,419)      (675,577)     (658,158)              252,193
   Policyholders' account values                                                                            3,043,713      2,927,699
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 2000

                                                     Valuation           Proceeds          Cost of               Net
                                                       Period              from          Investments          Realized
                                   Dividends         Deductions           Sales              Sold            Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                      $38,638          $(31,515)          $308,641          $301,084            $7,557
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.            3,570,806          (259,568)         7,301,676         6,960,899           340,777
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                        983,072          (171,073)         5,252,405         5,596,388          (343,983)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                   38,142           (19,442)         1,218,124         1,185,844            32,280
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP        17,869,945        (1,573,702)        18,811,348        21,010,033        (2,198,685)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP                          329              (292)            41,686            36,146             5,540
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP      2,277,415          (184,673)        14,577,799        13,668,631           909,168
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                       24,973           (11,331)            97,697            93,785             3,912
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP              1,631,888          (390,772)       441,757,611       440,882,757           874,854
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                49,216            (8,264)           178,524           141,624            36,900
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP            21,138            (1,380)            10,431            10,015               416
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO            2,541,019          (272,156)        19,439,956        19,578,131          (138,175)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   2,239,168          (179,466)         8,321,253         6,379,106         1,942,147
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                 61,259            (7,746)           619,734           737,807          (118,073)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO                   444,626           (36,753)         1,013,300           833,771           179,529
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO              182,521            (8,879)         1,612,451         1,650,038           (37,587)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO               3,736,611          (248,336)        12,549,865        10,761,449         1,788,416
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO        6,697,490          (581,012)       191,812,733       201,087,299        (9,274,566)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                 2,703,458          (227,375)         3,320,459         2,430,791           889,668
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO             29,269            (4,563)           172,032           172,802              (770)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   3,207,380          (374,413)        22,061,661        17,472,933         4,588,728
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO         5,654,399          (664,457)       126,946,450       115,442,024        11,504,426
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                      149              (111)            42,562            40,916             1,646
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES  (1)              96               (18)                --                --                --
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                          Net Unrealized
                                           Gain (Loss)               Net              Net Increase              Net Assets
                                           -----------           Change in           (Decrease) in              ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP                       $114,462        $41,538      $(72,924)             $188,758
  Policyholders' account values                                                                           $3,136,076      $3,266,590
------------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.                250,405     (3,759,717)   (4,010,122)           (3,423,656)
  Policyholders' account values                                                                           28,661,711      24,879,948
------------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP                       (1,358,696)      (374,858)      983,838            (1,475,064)
  Policyholders' account values                                                                           19,297,688      19,274,478
------------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP                     60,167            857       (59,310)             (947,809)
  Policyholders' account values                                                                            2,395,290       1,439,151
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP         (13,274,660)   (46,669,802)  (33,395,142)           (9,405,679)
  Policyholders' account values                                                                          172,252,616     143,549,353
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP                          5,782           (842)       (6,624)              (41,164)
  Policyholders' account values                                                                               58,067          15,856
------------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP        1,857,549     (3,147,647)   (5,005,196)             (930,084)
  Policyholders' account values                                                                           20,548,071      17,614,701
------------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP                           (269)        28,782        29,051               156,791
  Policyholders' account values                                                                            1,115,594       1,318,990
------------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP                  190,948        135,021       (55,927)            6,624,483
  Policyholders' account values                                                                           38,443,372      47,127,898
------------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP                 108,664         47,979       (60,685)               18,260
  Policyholders' account values                                                                              634,048         669,475
------------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP               5,078         (3,007)       (8,085)               (5,735)
  Policyholders' account values                                                                              135,120         141,474
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO              1,398,142      1,193,887      (204,255)           (2,587,060)
  Policyholders' account values                                                                           31,722,779      31,062,152
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     3,850,177     (1,823,911)   (5,674,088)           (5,107,791)
  Policyholders' account values                                                                           20,360,310      13,580,280
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO                  (13,223)      (135,426)     (122,203)             (411,796)
   Policyholders' account values                                                                           1,078,868         480,309
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO                   1,225,453       (146,717)   (1,372,170)             (801,518)
  Policyholders' account values                                                                            4,536,234       2,949,948
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO                130,759        (20,041)     (150,800)           (1,125,479)
  Policyholders' account values                                                                            1,733,346         593,122
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO                 6,072,796     (1,025,983)   (7,098,779)           (3,880,980)
  Policyholders' account values                                                                           29,054,986      23,351,918
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO         12,041,322     (6,289,529)  (18,330,851)             (282,893)
  Policyholders' account values                                                                           57,461,476      35,689,644
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                   3,868,165       (292,637)   (4,160,802)            1,637,081
  Policyholders' account values                                                                           22,353,327      23,195,357
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO               (1,205)          (465)          740               346,589
  Policyholders' account values                                                                               68,267         439,532
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     7,864,910     (5,819,191)  (13,684,101)            1,827,670
  Policyholders' account values                                                                           34,242,981      29,808,245
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO          19,350,824     (7,395,172)  (26,745,996)           (2,456,323)
  Policyholders' account values                                                                           65,986,620      53,278,669
------------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES                        125          1,741         1,616                16,497
  Policyholders' account values                                                                               11,344          31,141
------------------------------------------------------------------------------------------------------------------------------------
WORLD GOVERNMENT SERIES  (1)               (16)           (14)            2                    18
  Policyholders' account values                                                                                1,984           2,082
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 2000

                                                     Valuation           Proceeds          Cost of               Net
                                                       Period              from          Investments          Realized
                                   Dividends         Deductions           Sales              Sold            Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND              $32,650           $(9,415)           $61,285           $53,307              $7,978
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND              136,309           (13,082)         1,323,221         1,301,050              22,171
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                 23,432            (3,481)            38,671            39,781              (1,110)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                 112,010           (12,281)           270,997           275,975              (4,978)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
    PORTFOLIO                        357,259          (324,037)        33,692,167        30,432,934           3,259,233
 Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH
    PORTFOLIO                      1,236,576          (163,429)        19,127,532        16,513,502           2,614,030
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS CAPITAL OPPORTUNITIES
    PORTFOLIO(2)                     552,071           (35,643)         1,766,224         1,594,451             171,773
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO                      2,101,751          (232,551)       296,612,296       298,934,817          (2,322,521)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO                        234,098           (24,553)           553,512           374,683             178,829
    Policyholders' account values
====================================================================================================================================


(1) - Reflects seed money.  No funds have been received for this option.
(2) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                         Net Unrealized
                                           Gain (Loss)              Net              Net Increase                 Net Assets
                                           -----------           Change in           (Decrease) in                ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND                  $9,807      $(156,083)    $(165,890)             $169,226
   Policyholders' account values                                                                            $738,203        $772,752
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND                 128,388        (60,032)     (188,420)            1,379,407
   Policyholders' account values                                                                             645,319       1,981,704
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                     9,124        (45,735)      (54,859)              114,050
   Policyholders' account values                                                                             312,661         390,693
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND                     38,400        (31,589)      (69,989)              229,358
   Policyholders' account values                                                                           1,313,094       1,567,214
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
   PORTFOLIO                         6,611,843     (7,029,114)  (13,640,957)            1,188,524
Policyholders' account values                                                                             34,741,713      25,581,735
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH
   PORTFOLIO                         2,586,254     (1,948,065)   (4,534,319)            1,272,516
   Policyholders' account values                                                                          15,901,444      16,326,818
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO(2)                        477,099       (634,737)   (1,111,836)              994,300
   Policyholders' account values                                                                           2,928,730       3,499,395
------------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO                         2,712,777        405,005    (2,307,772)           (3,066,207)
   Policyholders' account values                                                                          24,458,534      18,631,234
------------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO                           436,847        (17,419)     (454,266)              704,344
   Policyholders' account values                                                                           2,405,261       3,043,713
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 1999

                                                     Valuation           Proceeds          Cost of               Net
                                                       Period              from          Investments          Realized
                                   Dividends         Deductions           Sales              Sold            Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                    $207,334          $(27,423)          $797,996          $774,178             $23,818
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.           4,927,154          (362,224)        24,237,521        25,666,801          (1,429,280)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                     1,443,656          (280,638)        18,417,017        18,670,143            (253,126)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                 150,412           (21,636)           728,894           729,509                (615)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP       30,198,699        (1,580,938)        32,617,948        29,355,401           3,262,547
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP(1)                    3,015           (34,261)         5,715,725         5,103,503             612,222
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP       881,321          (196,915)        14,299,931        11,770,545           2,529,386
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                      62,497            (9,474)           227,116           226,972                 144
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP             1,696,087          (398,471)       240,430,804       240,018,029             412,775
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                8,993           (28,237)         4,384,995         3,960,970             424,025
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP            6,310              (991)            96,462            76,961              19,501
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO           1,764,504          (369,449)        17,136,392        15,738,454           1,397,938
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                  2,197,635          (205,229)        16,307,193        12,435,135           3,872,058
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                62,986            (7,432)           326,086           352,715             (26,629)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO                  125,931           (32,249)         1,315,907         1,200,968             114,939
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO             232,267           (29,020)         2,871,385         2,692,023             179,362
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO              1,565,873          (381,504)        26,236,688        20,796,590           5,440,098
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO       1,087,970          (302,514)       130,280,210       109,911,278          20,368,932
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                  550,807          (265,810)        17,853,236        12,910,893           4,942,343
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO (2)         5,337              (658)           122,746           124,997              (2,251)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                    202,497          (257,076)        21,130,544        15,320,528           5,810,016
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO           96,897          (512,954)        56,371,577        42,528,486          13,843,091
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES (3)                  26                (6)             1,588             1,601                 (13)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES (4)              --                (1)                --                --                 --
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                         Net Unrealized
                                           Gain (Loss)              Net              Net Increase                 Net Assets
                                           -----------           Change in           (Decrease) in                ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                      $(53,438)      $114,462      $167,900              $(13,121)
   Policyholders' account values                                                                          $2,777,568      $3,136,076
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.               (88,169)       250,405       338,574            (8,902,224)
   Policyholders' account values                                                                          34,089,711      28,661,711
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                         (21,056)    (1,358,696)   (1,337,640)          (10,250,586)
   Policyholders' account values                                                                          29,976,022      19,297,688
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                   (13,664)        60,167        73,831               137,429
   Policyholders' account values                                                                           2,055,869       2,395,290
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP          6,059,944)   (13,274,660)   (7,214,716)           (9,143,942)
   Policyholders' account values                                                                         156,730,966     172,252,616
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP(1)                         --          5,782         5,782              (528,691)
   Policyholders' account values                                                                                  --          58,067
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP       1,027,911      1,857,549       829,638             3,159,014
   Policyholders' account values                                                                          13,345,627      20,548,071
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                        (9,107)          (269)        8,838                45,676
   Policyholders' account values                                                                           1,007,913       1,115,594
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP                 267,256        190,948       (76,308)              143,868
   Policyholders' account values                                                                          36,665,421      38,443,372
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                (23,492)       108,664       132,156              (890,290)
   Policyholders' account values                                                                             987,401         634,048
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP             12,485          5,078        (7,407)               61,807
   Policyholders' account values                                                                              55,900         135,120
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO              2,106,941      1,398,142      (708,799)           (7,091,968)
  Policyholders' account values                                                                           36,730,553      31,722,779
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     3,937,336      3,850,177       (87,159)           (4,688,720)
  Policyholders' account values                                                                           19,271,725      20,360,310
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO                  (22,754)       (13,223)        9,531               804,059
  Policyholders' account values                                                                              236,353       1,078,868
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO                     190,775      1,225,453     1,034,678               178,105
  Policyholders' account values                                                                            3,114,830       4,536,234
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO                266,952        130,759      (136,193)           (1,643,684)
  Policyholders' account values                                                                            3,130,614       1,733,346
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO                 5,961,343      6,072,796        111,453           (16,110,899)
  Policyholders' account values                                                                           38,429,965      29,054,986
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO          3,818,015     12,041,322     8,223,307             4,654,782
  Policyholders' account values                                                                           23,428,999      57,461,476
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                   3,434,432      3,868,165       433,733            (4,727,822)
  Policyholders' account values                                                                           21,420,076      22,353,327
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO (2)               --         (1,205)       (1,205)               67,044
  Policyholders' account values                                                                                  ---          68,267
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     3,730,121      7,864,910     4,134,789               950,511
  Policyholders' account values                                                                           23,402,244      34,242,981
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO           5,492,542     19,350,824    13,858,282            (4,853,866)
  Policyholders' account values                                                                           43,555,170      65,986,620
------------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES (3)                     --            125           125                11,212
  Policyholders' account values                                                                                   --          11,344
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES (4)                --            (16)          (16)                2,001
   Policyholders' account values                                                                                  --           1,984
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 1999

                                                      Valuation          Proceeds          Cost of               Net
                                                        Period             from          Investments          Realized
                                    Dividends         Deductions          Sales              Sold            Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND (5)              $--             $(45)               $22               $20                  $2
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND               12,736           (3,636)           751,030           654,790              96,240
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                  1,424           (2,052)           710,579           654,333              56,246
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                  40,196          (11,335)         1,349,254         1,342,562               6,692
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
 PORTFOLIO                           329,059         (312,763)        92,317,033        82,923,450           9,393,583
 Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO    26,665         (127,616)        11,385,569        10,005,001           1,380,568
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS VALUE EQUITY PORTFOLIO       39,629          (11,919)         1,177,567           900,465             277,102
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO                        885,006         (199,531)       134,290,559       126,685,605           7,604,954
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO                         54,145          (17,268)           492,577           424,485              68,092
    Policyholders' account values
====================================================================================================================================

(1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.
(2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.
(3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.
(4) - Reflects seed money. No funds have been received for this option.
(5) - Reflects less than a full year of activity. Funds were first received in this option during December 1999.

------------------------------------------------------------------------------------------------------------------------------------
                                         Net Unrealized
                                           Gain (Loss)               Net              Net Increase                Net Assets
                                           -----------           Change in           (Decrease) in                ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND (5)                $--         $9,807        $9,807              $728,439
    Policyholders' account values                                                                                $--        $738,203
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND                 19,272        128,388       109,116               113,811
    Policyholders' account values                                                                            317,052         645,319
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                   11,048          9,124        (1,924)              183,796
    Policyholders' account values                                                                             75,171         312,661
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                    16,740         38,400        21,660               544,409
    Policyholders' account values                                                                            711,472       1,313,094
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES           3,702,269      6,611,843     2,909,574            (8,310,862)
 PORTFOLIO                                                                                                30,733,122      34,741,713
 Policyholders' account values
-----------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO     974,898      2,586,254     1,611,356             1,275,501         11,734,970      15,901,444
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS VALUE EQUITY PORTFOLIO         82,622        477,099       394,477             1,424,018            805,423       2,928,730
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH                                                                         16,662,810      24,458,534
    PORTFOLIO                          698,227      2,712,777     2,014,550            (2,509,255)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY       149,693        436,847       287,154               656,778
    PORTFOLIO
    Policyholders' account values                                                                          1,356,360       2,405,261
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

6. CONDENSED FINANCIAL INFORMATION -- Year Ended December 31, 2001

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and do not include contract charges deducted directly from policy account values.

                                                    Value
                                                   Per Unit                                 Units       Policyholders'
                                                   --------                              Outstanding    Account Values    Investment
                                             Beginning    End of                           at End           at End          Income
                                             of Period    Period        Total Return(2)   of Period        of Period      Ratio (3)
------------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                                                                                            1.68%
Aetna Vest (.85% Fee Rate)                      $16.232   $14.237         (12.29%)         6,039.2        $   85,980
Aetna Vest II (1.00% Fee Rate)                   16.143    14.137         (12.42%)         3,735.4            52,809
Aetna Vest Plus (1.00% Fee Rate)                 16.143    14.137         (12.42%)       161,939.5         2,289,435
Aetna Vest Estate Protector (.85% Fee Rate)      16.258    14.260         (12.29%)        23,842.8           340,000
Aetna Vest Estate Protector II (.65% Fee Rate)   11.254     9.891         (12.12%)        12,219.2           120,858
------------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                                                                                                    2.16%
Aetna Vest (.95% Fee Rate)                       27.328    25.930          (5.12%)        73,969.0         1,918,019
Aetna Vest II (1.00% Fee Rate)                   27.582    26.158          (5.16%)       158,228.2         4,138,890
Aetna Vest Plus (1.00% Fee Rate)                 23.131    21.937          (5.16%)       494,455.4        10,846,852
Aetna Vest Estate Protector (.85% Fee Rate)      17.454    16.578          (5.02%)        30,377.6           503,597
Aetna Vest Estate Protector II (.65% Fee Rate)   12.525    11.920          (4.83%)        68,825.1           820,428
Corporate Specialty Market (1.00% Fee Rate)      20.137    19.099          (5.16%)       200,383.7         3,827,106
Corporate Specialty Market II (.70% Fee Rate)    12.509    11.895          (4.91%)            81.2(1)            966
------------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                                                                              4.92%
Aetna Vest (1.00% Fee Rate)                      26.757    28.808           7.66%        209,698.5         6,040,967
Aetna Vest II (1.00% Fee Rate)                   17.990    19.369           7.66%         43,196.6           836,656
Aetna Vest Plus (1.00% Fee Rate)                 14.406    15.510           7.66%        345,380.5         5,356,747
Aetna Vest Estate Protector (.85% Fee Rate)      12.877    13.884           7.82%         66,364.9           921,437
Aetna Vest Estate Protector II (.65% Fee Rate)   11.405    12.322           8.04%         81,797.5         1,007,868
Corporate Specialty Market (1.00% Fee Rate)      13.904    14.970           7.66%        500,136.1         7,487,019
Corporate Specialty Market II (.70% Fee Rate)    11.385    12.246           7.56%             87.2(1)          1,068
------------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                                                                                        2.65%
Aetna Vest (.85% Fee Rate)                       15.276    14.088           (7.78%)        2,426.2            34,179
Aetna Vest II (1.00% Fee Rate)                   15.192    13.989           (7.92%)        4,659.0            65,176
Aetna Vest Plus (1.00% Fee Rate)                 15.192    13.989           (7.92%)       75,629.2         1,058,029
Aetna Vest Estate Protector (.85% Fee Rate)      15.301    14.110           (7.78%)          656.5             9,264
Aetna Vest Estate Protector II (.65% Fee Rate)   11.191    10.340           (7.60%)       14,304.7           147,913
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                                                                                 0.65%
Aetna Vest (.95% Fee Rate)                       52.273    42.251          (19.17%)      955,000.5        40,349,341
Aetna Vest II (1.00% Fee Rate)                   29.137    23.538          (19.21%)      620,713.8        14,610,550
Aetna Vest Plus (1.00% Fee Rate)                 24.480    19.776          (19.21%)    1,950,315.4        38,569,814
Aetna Vest Estate Protector (.85% Fee Rate)      17.544    14.194          (19.09%)      127,634.5         1,811,707
Aetna Vest Estate Protector II (.65% Fee Rate)   11.316     9.174          (18.93%)      190,137.3         1,744,272
Corporate Specialty Market (1.00% Fee Rate)      22.115    17.867          (19.21%)      777,927.3        13,899,049
Corporate Specialty Market II (.70% Fee Rate)    11.300     9.156          (18.97%)        6,871.6            62,917
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                                                                                            0.07%
Corporate Specialty Market (1.00% Fee Rate)      15.351   11.083          (27.80%)           947.7            10,544
Corporate Specialty Market II (.70% Fee Rate)    15.061   10.906          (27.59%)            62.9(1)            686
------------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                                                                              0.91%
Aetna Vest (1.00% Fee Rate)                      18.812    16.088          (14.48%)       88,236.1         1,419,557
Aetna Vest II (1.00% Fee Rate)                   18.812    16.088          (14.48%)       28,450.1           457,710
Aetna Vest Plus (1.00% Fee Rate)                 18.812    16.088          (14.48%)      443,738.4         7,138,938
Aetna Vest Estate Protector (.85% Fee Rate)      18.927    16.211          (14.35%)       79,108.7         1,282,408
Aetna Vest Estate Protector II (.65% Fee Rate)   13.780    11.826          (14.18%)      222,599.5         2,632,372
Corporate Specialty Market (1.00% Fee Rate)      18.812    16.087          (14.49%)       95,040.8         1,528,882
Corporate Specialty Market II (.70% Fee Rate)    13.760    11.803          (14.22%)       18,138.8           214,086
------------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                                                                                            3.87%
Aetna Vest (.85% Fee Rate)                       14.763    14.289           (3.21%)          953.6            13,626
Aetna Vest II (1.00% Fee Rate)                   14.682    14.191           (3.34%)          973.2            13,811
Aetna Vest Plus (1.00% Fee Rate)                 14.682    14.192           (3.34%)       81,404.2         1,155,290

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

                                                    Value
                                                   Per Unit                                 Units       Policyholders'
                                                   --------                              Outstanding    Account Values    Investment
                                               Beginning   End of                          at End           at End          Income
                                               of Period   Period       Total Return(2)   of Period        of Period      Ratio (3)
------------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Aetna Vest Estate Protector (.85% Fee Rate)     $14.788   $14.315          (3.20%)         4,345.9         $  62,210
Aetna Vest Estate Protector II (.65% Fee Rate)   11.500    11.154          (3.00%)        27,592.2           307,770
------------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                                                                                      5.48%
Aetna Vest (1.00% Fee Rate)                      19.803    20.378           2.90%        124,544.4         2,537,919
Aetna Vest II (1.00% Fee Rate)                   14.475    14.895           2.90%         45,544.3           678,392
Aetna Vest Plus (1.00% Fee Rate)                 13.604    13.999           2.90%      1,239,984.9        17,358,195
Aetna Vest Estate Protector (.85% Fee Rate)      12.419    12.799           3.06%         56,148.6           718,619
Aetna Vest Estate Protector II (.65% Fee Rate)   11.489    11.864           3.26%        217,989.8         2,586,281
Corporate Specialty Market (1.00% Fee Rate)      13.015    13.393           2.90%      1,509,812.3        20,220,377
Corporate Specialty Market II (.70% Fee Rate)    11.473    11.841           3.21%         15,604.4           184,776
------------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                                                                                     0.65%
Corporate Specialty Market (1.00% Fee Rate)      13.805    14.214           2.96%         38,700.8           550,101
Corporate Specialty Market II (.70% Fee Rate)    13.167    13.603           3.30%             87.8(1)          1,195
------------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                                                                                 0.40%
Corporate Specialty Market (1.00% Fee Rate)      15.841    14.175         (10.52%)        38,614.8           547,388
Corporate Specialty Market II (.70% Fee Rate)    14.946    13.414         (10.25%)            72.8(1)            977
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:                                                                                                    1.70%
Aetna Vest (1.00% Fee Rate)                      17.218    16.202          (5.90%)        30,681.0           497,101
Aetna Vest II (1.00% Fee Rate)                   17.218    16.202          (5.90%)         9,698.0           157,130
Aetna Vest Plus (1.00% Fee Rate)                 17.218    16.202          (5.90%)     1,029,326.9        16,677,431
Aetna Vest Estate Protector (.85% Fee Rate)      17.342    16.343          (5.76%)       151,319.3         2,472,977
Aetna Vest Estate Protector II (.65% Fee Rate)   12.213    11.532          (5.57%)       161,019.2         1,856,945
Corporate Specialty Market (1.00% Fee Rate)      19.818    18.646          (5.91%)       546,650.5        10,192,896
Corporate Specialty Market II (.70% Fee Rate)    12.195    11.511          (5.62%)            83.9(1)            966
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:                                                                                                           0.08%
Corporate Specialty Market (1.00% Fee Rate)      22.788    18.580         (18.47%)       610,226.7        11,338,260
Corporate Specialty Market II (.70% Fee Rate)    15.852    12.961         (18.23%)            59.3(1)            768
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:                                                                                                     12.73%
Corporate Specialty Market (1.00% Fee Rate)       7.883     6.885         (12.66%)        53,789.1           370,335
Corporate Specialty Market II (.70% Fee Rate)     7.623     6.684         (12.31%)           102.2(1)            683
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:                                                                                                         5.43%
Corporate Specialty Market (1.00% Fee Rate)      15.671    12.231         (21.95%)       168,983.1         2,066,823
Corporate Specialty Market II (.70% Fee Rate)    12.134     9.501         (21.70%)            71.8(1)            682
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:

ASSET MANAGER PORTFOLIO:                                                                                                    3.56%
Corporate Specialty Market (1.00% Fee Rate)      17.112    16.246          (5.06%)        32,034.4           520,443
Corporate Specialty Market II (.70% Fee Rate)    11.657    11.100          (4.78%)            83.9(1)            932
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:                                                                                                       0.81%
Aetna Vest (1.00% Fee Rate)                      20.731    18.012         (13.12%)        67,091.3         1,208,419
Aetna Vest II (1.00% Fee Rate)                   20.731    18.012         (13.12%)        28,511.0           513,528
Aetna Vest Plus (1.00% Fee Rate)                 20.731    18.011         (13.12%)       639,015.6        11,509,624
Aetna Vest Estate Protector (.85% Fee Rate)      20.879    18.168         (12.99%)        75,484.5         1,371,373
Aetna Vest Estate Protector II (.65% Fee Rate)   14.221    12.399         (12.81%)       162,349.8         2,012,912
Corporate Specialty Market (1.00% Fee Rate)      22.298    19.375         (13.11%)       179,451.4         3,476,859
Corporate Specialty Market II (.70% Fee Rate)    14.200    12.375         (12.86%)        19,577.4           242,263
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:                                                                                                   -
Aetna Vest (1.00% Fee Rate)                      36.088    21.634         (40.05%)        87,697.9         1,897,225
Aetna Vest II (1.00% Fee Rate)                   36.088    21.634         (40.05%)        38,470.7           832,257
Aetna Vest Plus (1.00% Fee Rate)                 36.088    21.633         (40.05%)       555,480.1        12,016,992
Aetna Vest Estate Protector (.85% Fee Rate)      22.019    13.220         (39.96%)        94,945.7         1,255,146
Aetna Vest Estate Protector II (.65% Fee Rate)   19.507    11.735         (39.84%)       106,343.7         1,247,933

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

                                                     Value
                                                   Per Unit                                 Units       Policyholders'
                                                   --------                              Outstanding    Account Values    Investment
                                               Beginning   End of                          at End           at End          Income
                                               of Period   Period       Total Return(2)   of Period        of Period      Ratio (3)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued):
Corporate Specialty Market (1.00% Fee Rate)     $27.079   $16.240          (40.03%)      218,248.1       $ 3,544,448
Corporate Specialty Market II (.70% Fee Rate)    19.480    11.713          (39.87%)       11,381.3           133,308
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:                                                                                                         2.65%
Aetna Vest (1.00% Fee Rate)                      27.254    25.724           (5.61%)       28,382.0           730,103
Aetna Vest II (1.00% Fee Rate)                   27.467    25.925           (5.61%)       25,456.6           659,962
Aetna Vest Plus (1.00% Fee Rate)                 27.242    25.713           (5.61%)      510,123.0        13,116,561
Aetna Vest Estate Protector (.85% Fee Rate)      21.794    20.601           (5.47%)       48,619.1         1,001,607
Aetna Vest Estate Protector II (.65% Fee Rate)   15.434    14.619           (5.28%)      149,526.3         2,185,875
Corporate Specialty Market (1.00% Fee Rate)      23.890    22.543           (5.64%)       96,406.7         2,173,336
Corporate Specialty Market II (.70% Fee Rate)    15.412    14.590           (5.33%)       39,766.8           580,212
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:                                                                                                  6.43%
Corporate Specialty Market (1.00% Fee Rate)      11.591    12.364            6.67%        79,709.8           985,546
Corporate Specialty Market II (.70% Fee Rate)    11.266    12.054            6.99%            93.8(1)          1,131
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:                                                                                                           0.07%
Aetna Vest (1.00% Fee Rate)                      29.324    21.851          (25.48%)       50,329.1         1,099,750
Aetna Vest II (1.00% Fee Rate)                   29.298    21.831          (25.48%)       60,631.4         1,323,662
Aetna Vest Plus (1.00% Fee Rate)                 29.256    21.800          (25.48%)      641,172.6        13,977,881
Aetna Vest Estate Protector (.85% Fee Rate)      21.500    16.045          (25.37%)       92,797.4         1,488,914
Aetna Vest Estate Protector II (.65% Fee Rate)   15.258    11.410          (25.22%)      169,315.9         1,931,819
Corporate Specialty Market (1.00% Fee Rate)      24.077    17.941          (25.48%)       67,484.3         1,210,763
Corporate Specialty Market II (.70% Fee Rate)    15.236    11.812          (22.48%)           63.7(1)            752
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:                                                                                                 0.49%
Aetna Vest (1.00% Fee Rate)                      34.337    26.368          (23.21%)      110,944.1         2,925,377
Aetna Vest II (1.00% Fee Rate)                   34.346    26.375          (23.21%)       47,371.9         1,249,421
Aetna Vest Plus (1.00% Fee Rate)                 34.303    26.342          (23.21%)      879,764.2        23,174,798
Aetna Vest Estate Protector (.85% Fee Rate)      24.932    19.174          (23.09%)      120,125.3         2,303,329
Aetna Vest Estate Protector II (.65% Fee Rate)   16.450    12.677          (22.94%)      216,951.2         2,750,256
Corporate Specialty Market (1.00% Fee Rate)      28.243    21.688          (23.21%)      395,234.0         8,571,957
Corporate Specialty Market II (.70% Fee Rate)    16.427    12.652          (22.98%)       22,752.6           287,876
------------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES                                                                                                         1.75%
Corporate Specialty Market (1.00% Fee Rate)      13.230    13.131           (0.75%)       10,957.7           143,895
Corporate Specialty Market II (.70% Fee Rate)    12.867    12.812           (0.43%)           89.7(1)          1,149
------------------------------------------------------------------------------------------------------------------------------------
WORLD GOVERNMENT SERIES                                                                                                        -
Corporate Specialty Market (1.00% Fee Rate)      10.582    10.980            3.76%        18,595.1(1)        204,208
Corporate Specialty Market II (.70% Fee Rate)    10.700    11.139            4.10%            96.5(1)          1,075
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND:                                                                                         1.02%
Corporate Specialty Market (1.00% Fee Rate)      17.206    11.709          (31.95%)       36,602.5           428,576
Corporate Specialty Market II (.70% Fee Rate)    17.151    11.712          (31.71%)           58.3(1)            683
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND:                                                                                         0.62%
Aetna Vest (1.00% Fee Rate)                      17.678    15.395          (12.91%)       11,723.9           180,487
Aetna Vest II (1.00% Fee Rate)                   17.677    15.395          (12.91%)        8,314.9           128,005
Aetna Vest Plus (1.00% Fee Rate)                 17.677    15.395          (12.91%)       73,350.0         1,129,259
Aetna Vest Estate Protector (.85% Fee Rate)      17.753    15.484          (12.78%)        9,459.2           146,463
Aetna Vest Estate Protector II (.65% Fee Rate)   18.219    15.922          (12.61%)       14,568.3           231,954
Corporate Specialty Market (1.00% Fee Rate)      18.697    16.287          (12.89%)       12,580.8           204,901
Corporate Specialty Market II (.70% Fee Rate)    18.303    15.984          (12.67%)           62.2(1)            995
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GROWTH & INCOME FUND:                                                                                           1.08%
Corporate Specialty Market (1.00% Fee Rate)      11.480    10.215          (11.02%)           89.5(1)            921
Corporate Specialty Market II (.70% Fee Rate)    10.900     9.727          (10.76%)           93.2(1)            906
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND:                                                                                            2.45%
Aetna Vest (1.00% Fee Rate)                      10.372    10.767            3.80%         4,401.0            47,384
Aetna Vest II (1.00% Fee Rate)                   10.372    10.766            3.81%           526.2             5,665
Aetna Vest Plus (1.00% Fee Rate)                 10.372    10.767            3.80%        73,888.8           795,558

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

                                                     Value
                                                    Per Unit                                Units       Policyholders'
                                                    --------                             Outstanding    Account Values    Investment
                                               Beginning   End of                          at End           at End          Income
                                               of Period   Period       Total Return(2)   of Period        of Period      Ratio (3)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND: (continued):
Aetna Vest Estate Protector (.85% Fee Rate)     $10.417   $10.829            3.96%        21,063.9       $   228,103
Aetna Vest Estate Protector II (.65% Fee Rate)   10.454    10.890            4.17%        42,688.6           464,887
Corporate Specialty Market (1.00% Fee Rate)      10.649    11.054            3.81%            95.5(1)          1,056
Corporate Specialty Market II (.70% Fee Rate)    10.459    10.889            4.12%        23,901.8           260,266
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS INC. (PPI):                                                                                                  -
PPI MFS EMERGING EQUITIES PORTFOLIO:
Aetna Vest (1.00% Fee Rate)                      23.469    17.378          (25.95%)       48,144.7           836,649
Aetna Vest II (1.00% Fee Rate)                   23.471    17.379          (25.95%)       21,983.6           382,062
Aetna Vest Plus (1.00% Fee Rate)                 23.458    17.370          (25.95%)      579,577.8        10,067,265
Aetna Vest Estate Protector (.85% Fee Rate)      14.683    10.888          (25.84%)       85,688.1           933,005
Aetna Vest Estate Protector II (.65% Fee Rate)   12.278     9.123          (25.69%)       45,730.8           417,212
Corporate Specialty Market (1.00% Fee Rate)      19.302    14.294          (25.94%)      442,701.0         6,328,043
Corporate Specialty Market II (.70% Fee Rate)    12.264     9.112          (25.70%)           66.4(1)            605
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:                                                                                              -
Aetna Vest (1.00% Fee Rate)                      17.030    13.339          (21.67%)       44,756.5           597,023
Aetna Vest II (1.00% Fee Rate)                   17.106    13.399          (21.67%)       23,702.6           317,594
Aetna Vest Plus (1.00% Fee Rate)                 16.873    13.216          (21.67%)      462,560.9         6,113,361
Aetna Vest Estate Protector (.85% Fee Rate)      13.001    10.199          (21.55%)       30,439.5           310,437
Aetna Vest Estate Protector II (.65% Fee Rate)   13.470    10.588          (21.40%)       58,801.5           622,574
Corporate Specialty Market (1.00% Fee Rate)      15.432    12.089          (21.66%)      392,729.9         4,747,552
Corporate Specialty Market II (.70% Fee Rate)    13.454    10.569          (21.44%)           74.7(1)            790
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:                                                                                        -
Aetna Vest (1.00% Fee Rate)                      15.686    11.686          (25.50%)       13,743.2           160,598
Aetna Vest II (1.00% Fee Rate)                   15.686    11.685          (25.50%)        3,395.1            39,673
Aetna Vest Plus (1.00% Fee Rate)                 15.686    11.686          (25.50%)      137,267.9         1,604,084
Aetna Vest Estate Protector (.85% Fee Rate)      15.753    11.753          (25.39%)       17,894.5           210,316
Aetna Vest Estate Protector II (.65% Fee Rate)   16.200    12.111          (25.24%)       64,977.7           786,914
Corporate Specialty Market (1.00% Fee Rate)      17.139    12.773          (25.47%)           59.6               761
Corporate Specialty Market II (.70% Fee Rate)    16.379    12.239          (25.28%)           62.6(1)            766
------------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:                                                                                  0.32%
Aetna Vest (1.00% Fee Rate)                      23.100    16.712          (27.66%)       87,754.0         1,466,520
Aetna Vest II (1.00% Fee Rate)                   22.958    16.609          (27.66%)       27,722.5           460,435
Aetna Vest Plus (1.00% Fee Rate)                 22.830    16.516          (27.66%)      441,850.6         7,297,737
Aetna Vest Estate Protector (.85% Fee Rate)      17.415    12.618          (27.55%)       39,701.0           500,928
Aetna Vest Estate Protector II (.65% Fee Rate)   14.079    10.221          (27.40%)       47,148.7           481,908
Corporate Specialty Market (1.00% Fee Rate)      19.130    13.844          (27.63%)      138,141.7         1,912,400
Corporate Specialty Market II (.70% Fee Rate)    14.059    10.203          (27.43%)           88.2(1)            900
------------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:                                                                                   0.14%
Aetna Vest (1.00% Fee Rate)                      13.830    12.294          (11.11%)        9,874.4           121,395
Aetna Vest II (1.00% Fee Rate)                   13.829    12.293          (11.11%)        6,259.6            76,950
Aetna Vest Plus (1.00% Fee Rate)                 13.830    12.294          (11.11%)      144,122.9         1,771,874
Aetna Vest Estate Protector (.85% Fee Rate)      13.889    12.365          (10.98%)        9,525.0           117,778
Aetna Vest Estate Protector II (.65% Fee Rate)   14.289    12.747          (10.80%)       65,737.6           837,928
Corporate Specialty Market (1.00% Fee Rate)      15.046    13.373          (11.12%)           63.1(1)            844
Corporate Specialty Market II (.70% Fee Rate)    14.432    12.861          (10.89%)           72.3(1)            930
------------------------------------------------------------------------------------------------------------------------------------

(1) - Reflects seed money. No funds have been received for this option.
(2) - These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values.
(3) - These amounts represent the dividends, excluding distributions of capital gains, (see note 5), received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company
    and
Contract Owners of Aetna Life Insurance and Annuity Company Variable Life Account B

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") (comprised of the following subaccounts: Aetna Ascent VP, Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Crossroads VP, Aetna Growth and Income VP, Aetna Growth VP, Aetna Index Plus Large Cap VP, Aetna Legacy VP, Aetna Money Market VP, Aetna Small Company VP, Aetna Value Opportunity VP, Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP") Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Fidelity VIP II Contrafund Portfolio, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Flexible Income Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, MFS Variable Insurance Trust ("MFS VIT") Total Return Series, MFS VIT World Government Series, Oppenheimer Funds Aggressive Growth Fund, Oppenheimer Funds Global Securities Fund, Oppenheimer Funds Growth & Income Fund, Oppenheimer Funds Strategic Bond Fund, Portfolio Partners Inc. ("PPI") MFS Emerging Equities Portfolio, PPI MFS Research Growth Portfolio, PPI MFS Capital Opportunities Portfolio, PPI Scudder International Growth Portfolio, and PPI T. Rowe Price Growth Equity Portfolio) as of December 31, 2001 and the related statements of operations and changes in net assets for each of the respective three years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 2001 and the results of their operations and changes in their net assets for each of the respective three years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Fort Wayne, Indiana
March 1, 2002

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (FORMERLY KNOWN AS AETNA LIFE INSURANCE AND ANNUITY COMPANY, A WHOLLY-OWNED
                 SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Report of Independent Auditors....................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-4

    Consolidated Balance Sheets as of
       December 31, 2001 and 2000.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the Year-ended
       December 31, 2001, One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and for the Year-ended
       December 31, 1999..........................   F-6

    Consolidated Statements of Cash Flows for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries (formerly Aetna Life Insurance and Annuity Company and Subsidiaries and hereafter referred to as the Company) as of December 31, 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the then year ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                         REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Directors
ING Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

ITEM 1.  FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenue:
  Premiums                        $  114.2         $ 16.5       $  137.7       $  107.5
  Charges assessed against
    policyholders                    381.3           36.4          424.6          388.3
  Net investment income              888.4           78.6          833.8          886.3
  Net realized capital
    (losses) gains                   (21.0)           1.8          (37.2)         (21.5)
  Other income                       172.1           13.4          148.7          129.7
                                  --------         ------       --------       --------
      Total revenue                1,535.0          146.7        1,507.6        1,490.3
Benefits and expenses:
  Current and future benefits        729.6           68.9          726.7          746.2
  Operating expenses:
    Salaries and related
      benefits                       181.0           29.9          187.5          153.0
    Restructing charge                29.2             --             --             --
    Other                            234.0           19.2          227.1          213.7
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                         112.0           10.2          116.7          104.9
  Amortization of goodwill            61.9             --             --             --
                                  --------         ------       --------       --------
      Total benefits and
        expenses                   1,347.7          128.2        1,258.0        1,217.8
Income from continuing
  operations before income
  taxes                              187.3           18.5          249.6          272.5
Income taxes                          87.4            5.9           78.1           90.6
                                  --------         ------       --------       --------
Income from continuing
  operations                          99.9           12.6          171.5          181.9
Discontinued operations, net
  of tax:
  Income from operations                --             --            5.7            5.7
                                  --------         ------       --------       --------
Net income                        $   99.9         $ 12.6       $  177.2       $  187.6
                                  ========         ======       ========       ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities available for sale, at
    fair value (amortized cost:
    $13,249.2 and $11,120.0)                 $13,539.9        $11,244.7
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost:
      $27.0 and $109.0)                           24.6            100.7
    Investment in affiliated mutual
      funds (cost: $22.9 and $9.6)                25.0             12.7
    Common stock (cost: $2.3 and $2.2)             0.7              3.5
  Short-term investments                          31.7            109.4
  Mortgage loans                                 241.3              4.6
  Policy loans                                   329.0            339.3
  Other investments                               18.2             13.4
  Securities pledged to creditors
    (amortized cost: $466.9 and $126.8)          467.2            129.0
                                             ---------        ---------
        Total investments                     14,677.6         11,957.3
Cash and cash equivalents                         82.0            796.3
Short-term investments under securities
  loan agreement                                 488.8            131.8
Accrued investment income                        160.9            147.2
Premiums due and other receivables                21.5             82.9
Reciprocal loan with affiliate                   191.1               --
Reinsurance recoverable                        2,990.7          3,005.8
Current income taxes                                --             40.6
Deferred policy acquisition costs                121.3             12.3
Value of business acquired                     1,601.8          1,780.9
Goodwill                                       2,412.1          2,297.4
Other assets                                     194.3            154.7
Separate Accounts assets                      32,663.1         36,745.8
                                             ---------        ---------
        Total assets                         $55,605.2        $57,153.0
                                             =========        =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                     $ 3,996.8        $ 3,977.7
  Unpaid claims and claim expenses                28.8             29.6
  Policyholders' funds left with the
    Company                                   12,135.8         11,125.6
                                             ---------        ---------
        Total insurance reserve
          liabilities                         16,161.4         15,132.9
  Payables under securities loan
    agreement                                    488.8            131.8
  Current income taxes                            59.2               --
  Deferred income taxes                          153.7            248.0
  Other liabilities                            1,624.7            549.9
  Separate Accounts liabilities               32,663.1         36,745.8
                                             ---------        ---------
        Total liabilities                     51,150.9         52,808.4
                                             ---------        ---------
Shareholder's equity:
  Common stock, par value $50 (100,000
    shares authorized; 55,000 shares
    issued and outstanding)                        2.8              2.8
  Paid-in capital                              4,292.4          4,303.8
  Accumulated other comprehensive gain            46.6             25.4
  Retained earnings                              112.5             12.6
                                             ---------        ---------
        Total shareholder's equity             4,454.3          4,344.6
                                             ---------        ---------
          Total liabilities and
            shareholder's equity             $55,605.2        $57,153.0
                                             =========        =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven month
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period             $4,344.6        $4,313.4      $1,385.7       $1,394.5

Comprehensive income:
  Net income                          99.9            12.6         177.2          187.6
  Other comprehensive income
    (loss), net of tax:
      Unrealized gains
      (losses) on securities
      ($32.5, $28.7, $79.4 and
      ($230.2) pretax) (1)            21.2            18.6          51.6         (149.6)
                                  --------        --------      --------       --------
Total comprehensive income           121.1            31.2         228.8           38.0
                                  --------        --------      --------       --------

Capital contributions:
  Cash                                  --              --          73.5             --
  Assets                                --              --          56.0             --
                                  --------        --------      --------       --------
Total capital contributions             --              --         129.5             --
                                  --------        --------      --------       --------

Return of capital                    (11.3)             --            --             --

Other changes                         (0.1)             --           0.8            2.9

Common stock dividends                  --              --         (10.1)         (49.7)

Adjustment for purchase
  accounting                            --              --       2,578.7             --
                                  --------        --------      --------       --------

Shareholder's equity, end of
  period                          $4,454.3        $4,344.6      $4,313.4       $1,385.7
                                  ========        ========      ========       ========

(1)  Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year-ended          ended           ended        Year-ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                         $    99.9         $  12.6        $   177.2       $   187.6
Adjustments to reconcile net
  income to net cash (used
  for) provided by operating
  activities:
  Net accretion of discount on
    investments                         (1.2)           (2.7)           (32.6)          (26.5)
  Amortization of deferred
    gain on sale                          --              --             (5.7)           (5.7)
  Net realized capital losses
    (gains)                             21.0            (1.8)            37.2            21.5
  Changes in assets and
    liabilities:
    (Increase) decrease in
       accrued investment
       income                          (13.7)            6.6             (3.1)            0.9
    (Increase) decrease in
       premiums due and other
       receivables                     (95.6)           31.1            (23.7)           23.3
    Decrease (increase) in
       policy loans                     10.3             0.1            (25.4)          (21.8)
    Increase in deferred
       policy acquisition
       costs                          (121.3)          (12.2)          (136.6)         (153.3)
    Decrease in value of
       business acquired                13.9              --               --              --
    Goodwill amortization               61.8              --               --              --
    Net increase (decrease) in
       universal life account
       balances                         17.6            (3.8)            23.8            55.7
    (Decrease) increase in
       other insurance reserve
       liabilities                    (136.3)           (5.3)            85.6           (28.6)
    (Decrease) increase in
       other liabilities and
       other assets                    (67.9)          103.9            (75.2)          (42.5)
    Increase (decrease) in
       income taxes                     89.5           (14.3)            23.1          (259.8)
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by operating activities             (122.0)          114.2             44.6          (249.2)
                                   ---------         -------        ---------       ---------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
       for sale                     14,216.7           233.0         10,083.2         5,890.1
    Equity securities                    4.4             1.5            118.4           111.2
    Mortgage loans                       5.2             0.1              2.1             6.1
  Investment maturities and
    collections of:
    Debt securities available
       for sale                      1,121.8            53.7            573.1         1,216.5
    Short-term investments           7,087.3             0.4             59.9            80.6
  Cost of investment purchases
    in:
    Debt securities available
       for sale                    (16,489.8)         (230.7)       (10,505.5)       (7,099.7)
    Equity securities                  (50.0)          (27.8)           (17.6)          (13.0)
    Mortgages debt securities         (242.0)             --               --              --
    Short-term investments          (6,991.1)          (10.0)          (113.1)         (106.0)
  (Increase) decrease in
    property and equipment               7.4             1.9              5.4            (5.7)
  Other, net                            (4.7)            0.3             (4.0)            3.7
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by investing activities           (1,334.8)           22.4            201.9            83.8
                                   ---------         -------        ---------       ---------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                        1,941.5           164.2          1,529.7         2,040.2
  Withdrawals of investment
    contracts                       (1,082.7)         (156.3)        (1,832.6)       (1,680.8)
  Capital contribution from
    HOLDCO                                --              --             73.5              --
  Return of capital                    (11.3)             --               --              --
  Dividends paid to
    Shareholder                           --              --            (10.1)         (255.7)
  Other, net                          (105.0)          (73.6)            22.0           126.7
                                   ---------         -------        ---------       ---------
Net cash provided by (used
  for) financing activities            742.5           (65.7)          (217.5)          230.4
                                   ---------         -------        ---------       ---------
Net (decrease) increase in
  cash and cash equivalents           (714.3)           70.9             29.0            65.0
Effect of exchange rate
  changes on cash and cash
  equivalents                             --              --              2.0              --
Cash and cash equivalents,
  beginning of period                  796.3           725.4            694.4           629.4
                                   ---------         -------        ---------       ---------
Cash and cash equivalents, end
  of period                        $    82.0         $ 796.3        $   725.4       $   694.4
                                   =========         =======        =========       =========
Supplemental cash flow
  information:
  Income taxes (received)
    paid, net                      $   (12.3)        $  20.3        $    39.9       $   316.9
                                   =========         =======        =========       =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has three business segments: Worksite Products, Individual Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2.3 billion. Goodwill was being amortized over a period of 40 years.

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

       The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

       The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

       The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

       The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

       The Company adjusted its reserve for policyholders' funds left with the company in order to conform its accounting policies with those of ING;

       The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

       The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but are no longer providing a benefit to the Company's operations, was warranted; and

       The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Worksite Products segment includes annuity contracts that offer a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, nonqualified annuity contracts, and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ILIAC and nonaffiliated mutual funds), variable and fixed investment options. Worksite products also include investment advisory services and pension plan administrative services.

    The Individual Products segment includes both deferred and immediate annuity contracts, which may be qualified or nonqualified, that are sold to individuals. These contracts also offer a choice of fixed or variable investment options, including both ILIAC and nonaffiliated mutual funds.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable

    Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly- owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V. (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activites -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings. (Refer to Note 5).

    The Company utilizes options, interest rate floors and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the its overall risk management program. (Refer to Note 5). Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies which underlie the warrants are non-public companies. At December 31, 2001, the estimated value of these warrants was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument (refer to Note 5).

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value.

    Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the accompanying consolidated statements of operations. Premiums and discounts are amortized/ accrued utilizing the scientific interest method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage-related securities incorporates a prepayment assumption to estimate the securities expected lives.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks, subject to, among other things, principal and interest guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                            Gross       Gross
December 31, 2001                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $466.9       $1.1        $0.8      $467.2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                            Gross       Gross
December 31, 2000                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Debt securities                                 $124.5       $5.3        $3.1      $126.7
Short-term investments                             2.3         --          --         2.3
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $126.8       $5.3        $3.1      $129.0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

    Total securities pledged to creditors at December 31, 2001 consisted entirely of debt securities.

    Dollar rolls and reverse repurchase agreement transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The investment in affiliated mutual funds represents an investment in funds managed by Aeltus Investment Management, Inc. ("Aeltus"), an indirect wholly owned subsidiary of HOLDCO. Funds managed by ILIAC and subadvised by outside investment advisers, and funds managed by ING Pilgrim Investments, LLC, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less a valuation allowance. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses (Refer to Note 5).

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years. Refer to "Future Accounting Standard" within Note 1 for related information regarding the accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period, waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

(Millions)
--------------------------------------------------------
Balance at December 31, 2000                   $ 1,780.9
Adjustment of allocation of purchase price        (165.3)
Additions                                           90.0
Interest accrued at 7%                             110.0
Amortization                                      (213.8)
--------------------------------------------------------
Balance at December 31,2001                    $ 1,601.8
--------------------------------------------------------
--------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $81.1 million, $95.5 million, $103.3 million, $96.6 million and $89.5 million for the years 2002, 2003, 2004, 2005 and 2006, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2001 and 2000, unrealized gains of $10.8 million and of $9.5 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 14.0% in 2001 and 3.8% to 14.0% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $3.0 billion at both December 31, 2001 and 2000 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business (refer to Note 3).

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of AIS is acting as underwriter for ILIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.),and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian (refer to Note 16).

3.  DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Premiums ceded and reinsurance recoveries made for domestic individual life insurance in 2001 totaled $334.9 million and $363.7 million, in 2000 totaled

    $419.1 million and $416.1 million, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   ------------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
       Public utilities               268.5        6.5        7.9          267.1
       Other corporate securities   6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------

   Mortgage-backed securities       4,513.3       90.1       15.9        4,587.5

   Other asset-backed securities    2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1

   Less: Debt securities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------

   Debt securities                 $13,249.2    $389.5      $98.8      $13,539.9
   ------------------------------------------------------------------------------
   ------------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2000 (Millions)                   Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  920.8     $ 34.3      $  2.1    $   953.0

   States, municipalities and
     political subdivisions             0.3         --          --          0.3

   U.S. corporate securities:
       Public utilities               282.2       13.8         6.2        289.8
       Other corporate securities   4,643.5       86.1       128.3      4,601.3
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                   4,925.7       99.9       134.5      4,891.1
   -----------------------------------------------------------------------------
   Foreign securities:
       Government, including
         political subdivisions       384.7       23.9         4.3        404.3
       Utilities                      122.9       18.6          --        141.5
       Other                           31.2         --         9.3         21.9
   -----------------------------------------------------------------------------
     Total foreign securities         538.8       42.5        13.6        567.7
   -----------------------------------------------------------------------------

   Mortgage-backed securities       4,105.2      125.8        35.4      4,195.6

   Other asset-backed securities      753.7       13.4         3.4        763.7
   -----------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          11,244.5      315.9       189.0     11,371.4

   Less: Debt securities pledged
     to creditors                     124.5        5.3         3.1        126.7
   -----------------------------------------------------------------------------

   Debt securities                 $11,120.0    $310.6      $185.9    $11,244.7
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

    At December 31, 2001 and 2000, net unrealized appreciation of $291.0 million and $126.9 million, respectively, on available-for-sale debt securities including debt securities pledged to creditors included $233.0 million and $92.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   --------------------------------------------------------------
   Due to mature:
     One year or less                        $  160.0   $   162.1
     After one year through five years        2,333.1     2,387.5
     After five years through ten years       2,374.7     2,398.8
     After ten years                          2,257.4     2,334.6
     Mortgage-backed securities               4,513.3     4,587.5
     Other asset-backed securities            2,077.6     2,136.6
   Less: Debt securities pledged to
     creditors                                  466.9       467.2
   --------------------------------------------------------------
   Debt securities                           $13,249.2  $13,539.9
   --------------------------------------------------------------
   --------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities with carrying values of $9.0 million and $8.6 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                          2001                 2000
                                   -------------------  -------------------
                                   Amortized    Fair    Amortized    Fair
   (Millions)                        Cost      Value      Cost      Value
   ------------------------------------------------------------------------
   Total residential CMOs (1)      $1,830.5   $1,891.7  $1,606.6   $1,660.7
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------
   Percentage of total:
     Supporting experience rated
       products                                   84.2%                80.6%
     Supporting remaining
       products                                   15.8%                19.4%
   ------------------------------------------------------------------------
                                                 100.0%               100.0%
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

 (1) At December 31, 2001 and 2000, approximately 80% and 84%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2001 and 2000, approximately 3% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                2001    2000
   -------------------------------------------------------
   Amortized Cost                            $52.2  $120.8
   Gross unrealized gains                      4.5     6.0
   Gross unrealized losses                     6.4     9.9
   -------------------------------------------------------
   Fair value                                $50.3  $116.9
   -------------------------------------------------------
   -------------------------------------------------------

    Beginning in April 2001, the Company entered into dollar roll and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities by the Company and an agreement to repurchase substantially the same securities as those sold, typically within one month. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and are reported within "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.0 billion at December 31, 2001. Such borrowings averaged approximately $882.1 million from April through December 2001 and were collateralized by investment securities with fair values approximately equal to loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                           2001                 2000
                                   --------------------  -------------------
                                   Carrying     Fair     Carrying     Fair
   (Millions)                        Value      Value      Value     Value
   -------------------------------------------------------------------------
   Assets:
     Mortgage loans                $   241.3  $   247.7  $     4.6  $    4.5
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity         1,021.7      846.5    1,041.0     982.3
       Without a fixed maturity     11,114.1   10,624.3   10,084.6   9,549.9
   -------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on each December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2001 or 2000.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were $25.0 million, $0.7 and $0.7 million, respectively.

    WARRANTS

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2001 and 2000 were both $0.3 million.

    OPTIONS

    The Company earned $1.1 million of investment income for writing call options on underlying securities for the year-ended December 31, 2000. For the year-ended December 31, 2001 the Company earned no investment income for writing call options on underlying securities. At December 31, 2001 and 2000, there were no option contracts outstanding.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain debt instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2001 was ($15.5) million.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $887.2            $70.3          $768.9          $823.3
   Nonredeemable preferred stock          1.5              1.8             9.5            17.1
   Investment in affiliated
     mutual funds                         7.2              0.5             2.1             2.4
   Mortgage loans                         5.9              0.1             0.5             1.1
   Policy loans                           8.9              0.7             7.9             7.7
   Cash equivalents                      18.2              4.4            50.3            39.0
   Other                                 15.9              2.6            13.1            15.3
   ------------------------------------------------------------------------------------------------
   Gross investment income              944.8             80.4           852.3           905.9
   Less: investment expenses            (56.4)            (1.8)          (18.5)          (19.6)
   ------------------------------------------------------------------------------------------------
   Net investment income               $888.4            $78.6          $833.8          $886.3
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $704.2 million for the year-ended December 31, 2001 and $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and
    $659.6 million for the year-ended December 31, 1999. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million and $255.7 million in cash dividends to HOLDCO in 2000 and 1999, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. For the year-ended December 31, 2001, the Company did not pay any cash dividends to HOLDCO.

    The Company did not receive any capital contributions in 2001 and 1999. In 2000, the Company received capital contributions of $73.5 million in cash and $56.0 million in assets from HOLDCO.

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to the its parent in 2001 without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction continues for a two year period from the date of the sale.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net (loss) income was $(92.3) million, $100.6 million and $133.9 million for the years-ended December 31, 2001, 2000, and 1999, respectively. Statutory capital and surplus was $826.2 million and $931.1 million as of December 31, 2001 and 2000, respectively.

    As of December 31, 2001, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was a decrease of $12.5 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $(20.6)           $1.2           $(36.3)         $(23.6)
   Equity securities                     (0.4)            0.6             (0.9)            2.1
   ------------------------------------------------------------------------------------------------
   Pretax realized capital
     (losses) gains                    $(21.0)           $1.8           $(37.2)         $(21.5)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------
   After-tax realized capital
     (losses) gains                    $(13.7)           $1.3           $(24.3)         $(14.0)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $117.0 million, $(16.8) million and $(36.7) million for 2001, 2000, and 1999, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $172.7 million and $45.1 million at December 31, 2001 and 2000, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                  $14,216.7         $233.0         $10,083.2       $5,890.1
   Gross gains                             57.0            1.2               2.5           10.5
   Gross losses                            77.6             --              38.8           34.1
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

   (Millions)                           2001    2000    1999
   -----------------------------------------------------------
   Debt securities                      $24.0  $ 92.1  $(199.2)
   Equity securities                      2.0    (5.5)    (3.4)
   Other                                  6.5    21.5    (27.6)
   -----------------------------------------------------------
     Subtotal                            32.5   108.1   (230.2)
   Increase (decrease) in deferred
     income taxes (Refer to Note 10)     11.3    37.9    (80.6)
   -----------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $21.2  $ 70.2  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

    Net unrealized capital gains allocable to experience-rated contracts of $233.0 million and $92.9 million at December 31, 2001 and 2000, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                           2001   2000    1999
   ---------------------------------------------------------
   Net unrealized capital gains
     (losses):
     Debt securities                    $58.0  $34.0  $(58.1)
     Equity securities                   (1.9)  (3.9)    1.6
     Other                               15.6    9.1   (12.4)
   ---------------------------------------------------------
                                         71.7   39.2   (68.9)
   Deferred income taxes (Refer to
     Note 10)                            25.1   13.8   (24.1)
   ---------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $46.6  $25.4  $(44.8)
   ---------------------------------------------------------
   ---------------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                            2001   2000    1999
   -----------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the year (1)        $  8.3  $70.0  $(146.3)
   Less: reclassification adjustment
     for (losses) gains and other
     items included in net income (2)    (12.9)  (0.1)     3.3
   -----------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 21.2  $70.1  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the year were $12.7 million, $108.0 million and $(225.2) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for (losses) gains and other items included in net income were $(19.8) million, $(0.1) million and $5.0 million for 2001, 2000, and 1999, respectively.

9.  SEVERANCE AND FACILITIES CHARGES

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas, of which the Company is a part, in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual obligation.

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. Subsequent to the date of the acquisition, the Company completed a full review of severance actions related to individuals who were employed before or at the acquisition date and determined that certain refinements in the allocation of the purchase price to the severance liability were necessary. Activity for the year-ended December 31, 2001 within this severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   ------------------------------------------------------------------------
   Balance at December 31, 2000                     $10.7             175
   Actions taken                                     (8.4)           (101)
   Allocation of purchase price:
     Additions                                        5.2              58
     Attrition                                       (3.3)           (101)
     Refinements                                      1.0              --
   ------------------------------------------------------------------------
   Balance at December 31, 2001                     $ 5.2              31
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    Severance actions related to the liability established in December 2000 are expected to be substantially complete by March 31, 2002.

10. INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                           $  3.2            $ 9.4          $  5.3          $ 64.3
     State                                2.2              0.2             2.6             2.5
     Net realized capital gains
       (losses)                          16.1              0.3           (11.5)          (20.1)
   ------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        21.5              9.9            (3.6)           46.7
   ------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                             89.3             (4.3)           83.2            31.3
     Net realized capital
       (losses) gains                   (23.4)             0.3            (1.5)           12.6
   ------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          65.9             (4.0)           81.7            43.9
   ------------------------------------------------------------------------------------------------
   Total                               $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                             $187.3            $18.5          $249.6          $272.5
   Tax rate                               35%              35%             35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate           65.6              6.4            87.4            95.4
   Tax effect of:
     State income tax, net of
       federal benefit                    1.4              0.1             1.7             1.6
     Excludable dividends                (1.8)            (0.9)          (12.6)           (6.1)
     Goodwill amortization               21.6               --              --              --
     Other, net                           0.6              0.3             1.6            (0.3)
   ------------------------------------------------------------------------------------------------
   Income taxes                        $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2001     2000
   ----------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs       $  11.7  $  44.8
     Insurance reserves                        286.9    306.3
     Unrealized gains allocable to
       experience rated contracts               81.5     32.5
     Investment losses                          36.7      9.0
     Postretirement benefits other than
       pensions                                  6.1      5.8
     Deferred compensation                      72.2     65.6
     Other                                      29.1     21.1
   ----------------------------------------------------------
   Total gross assets                          524.2    485.1
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                558.5    623.3
     Market discount                             4.6      4.9
     Net unrealized capital gains              106.6     46.3
     Depreciation                                5.1      4.4
     Sale of individual life insurance
       business                                   --     15.1
     Excludable dividends                         --      5.0
     Other                                       3.1     34.1
   ----------------------------------------------------------
   Total gross liabilities                     677.9    733.1
   ----------------------------------------------------------
   Net deferred tax liability                $(153.7) $(248.0)
   ----------------------------------------------------------
   ----------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2001 and 2000, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2001. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

11. BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC. As of the measurement date (i.e., January 1, 2001), fair value of plan assets exceeded projected benefit obligations.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible.

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, established a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method. The unfunded accumulated benefit obligation is recorded by ILIAC.

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2001, 2000, and 1999 were $0.6 million, $1.2 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. January 1, 2001), the unfunded projected benefit obligation is recorded by the Company. The costs to the Company associated with the agents non-qualified pension plan for 2001, 2000, and 1999 were $6.6 million, $3.5 million and $3.3 million, respectively.

    The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2001, 2000, and 1999 were $0.5 million, $1.4 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in the savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 5% of compensation by ING. Pretax charges to operations for the former Aetna incentive savings plan were $11.0 million, $9.0 million and $7.7 million in 2001, 2000, and 1999, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001, 2000, and 1999, were $1.8 million, $2.7 million and $0.4 million, respectively.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING in 2000 met this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the years-ended December 31, 1999 and 2000, respectively. In 2001, a new deferred compensation plan was developed with attributes similar to those in the previous plans. The costs reflected in the Consolidated Financial Statements associated with Aeltus' new deferred incentive compensation plan for 2001 was $4.1 million. The costs for its former deferred incentive compensation plan for 2000 and 1999 were, $42.2 million and $4.7 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $421.7 million, $506.3 million and $424.2 million in 2001, 2000, and 1999, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires in April, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million and earned interest income of $3.3 million for the year-ended December 31, 2001. At December 31, 2001, ILIAC had
    $191.1 million of receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2000, the Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO. The Company received no capital contributions in 1999 or 2001.

    Refer to Note 7 for dividends paid to HOLDCO. Refer to Note 11 for a discussion related to a return of capital to ING AIH.

    OTHER

    Premiums due and other receivables include $1.0 million and $4.7 million due from affiliates in 2001 and 2000, respectively. Other liabilities include $0.6 million and $4.1 million due to affiliates for 2001 and 2000, respectively.

    Former Aetna transferred to the Company $0.4 million and $0.8 million for the years 2000 and 1999, respectively, based on former Aetna's decision not to settle state tax liabilities as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings. There was no transfer of funds from former Aetna to the Company to settle state tax liabilities for the year 2001.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $70.5 million and $74.9 million as of December 31, 2001 and 2000, respectively, was sold to Lincoln (refer to Note 3).

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.1 million and $29.2 million were maintained for this contract as of December 31, 2001 and 2000, respectively.

    The following table includes premium amounts ceded/assumed.

                                           Ceded to    Assumed
                                   Direct    Other    from Other    Net
   (Millions)                      Amount  Companies  Companies    Amount
   -----------------------------------------------------------------------

               2001
   ------------------------------
   Premiums:
     Discontinued Operations       $301.2   $315.0      $13.8          --
     Accident and Health
       Insurance                     4.5       4.5         --          --
     Annuities                     112.3      (1.3)       0.6      $114.2
   -----------------------------------------------------------------------
       Total earned premiums       $418.0   $318.2      $14.4      $114.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               2000
   ------------------------------
   Premiums:
     Discontinued Operations       $366.6   $382.4      $15.8          --
     Accident and Health
       Insurance                    15.2      15.2         --          --
     Annuities                     160.4       7.1        0.9      $154.2
   -----------------------------------------------------------------------
       Total earned premiums       $542.2   $404.7      $16.7      $154.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               1999
   ------------------------------
   Premiums:
     Discontinued Operations       $460.1   $478.0      $17.9          --
     Accident and Health
       Insurance                    33.4      33.4         --          --
     Annuities                     111.5       4.9        0.9      $107.5
   -----------------------------------------------------------------------
       Total earned premiums       $605.0   $516.3      $18.8      $107.5
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

    The Company had $35.9 billion, $38.9 billion and $43.4 billion of life insurance in force at December 31, 2001, 2000 and 1999, respectively. Substantially all life insurance in force at December 31, 2001, 2000 and 1999 was ceded to Lincoln.

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management
   2001 (Millions)            Products (1)  Products (1)  Services (1)  Other (1)    Total
   -----------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   432.1      $  151.1       $119.6     $  (35.2)  $   667.6
   Net investment income           788.9          99.0          1.7         (1.2)      888.4
   -----------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,221.0      $  250.1       $121.3     $  (36.4)  $ 1,556.0
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    59.7      $   41.4           --     $   10.9   $   112.0
   -----------------------------------------------------------------------------------------
   Income taxes (benefits)     $    70.1      $   16.6       $ 15.7     $  (15.0)  $    87.4
   -----------------------------------------------------------------------------------------
   Operating earnings (2)      $   150.4      $   24.3       $ 27.4     $  (88.5)  $   113.6
   Net realized capital
     gains (losses), net of
     tax                           (20.2)          6.4          0.1           --       (13.7)
   -----------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         130.2          30.7         27.5        (88.5)       99.9
   -----------------------------------------------------------------------------------------
   Net income (loss)           $   130.2      $   30.7       $ 27.5     $  (88.5)  $    99.9
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Segment assets (3)          $41,695.7      $8,432.0       $ 82.1     $2,983.3   $53,193.1
   -----------------------------------------------------------------------------------------
   Expenditures for
     long-lived assets (4)            --            --           --     $    6.3   $     6.3
   -----------------------------------------------------------------------------------------
   Balance of long-lived
     assets                           --            --           --     $   33.1   $    33.1
   -----------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Other includes consolidating adjustments, amortization of goodwill, ING corporate expense, restructuring charges, and taxes not allocated back to the segments.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Segment assets exclude goodwill.
 (4) Expenditures of long-lived assets represent additions to property and equipment not allocable to business.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   2000 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   576.7      $  115.4       $138.2               --        $(53.0)   $   777.3
   Net investment income           793.6         112.2          2.8               --           3.8        912.4
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,370.3      $  227.6       $141.0               --        $(49.2)   $ 1,689.7
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    68.3      $   47.3       $   --               --        $ 11.3    $   126.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    74.6      $   16.6       $  9.0               --        $(16.2)   $    84.0
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   159.4      $   33.0       $  9.7               --        $  5.0    $   207.1
   Net realized capital
     (losses) gains, net of
     tax                           (20.8)         (2.3)         0.1               --            --        (23.0)
   -------------------------------------------------------------------------------------------------------------
   Income from continuing
     operations                    138.6          30.7          9.8               --           5.0        184.1
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (3)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income                $   138.6      $   30.7       $  9.8         $    5.7        $  5.0    $   189.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets (4)        $42,955.7      $8,864.6       $ 44.1         $2,991.2            --    $54,855.6
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.4    $     3.4
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 54.3    $    54.3
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Taxes on the amortization of deferred gain on sale were $3.3 million.
 (4)  Segment assets exclude goodwill.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   1999 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   469.8      $   81.3       $118.3               --        $(43.9)   $   625.5
   Net investment income           784.6          96.9          1.5               --           3.3        886.3
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains                     $ 1,254.5      $  178.1       $119.8               --        $(40.6)   $ 1,511.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    63.0      $   30.4           --               --        $ 11.5    $   104.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    82.0      $   11.2       $ 16.5               --        $(19.1)   $    90.6
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   164.9      $   22.2         28.1               --        $ (1.8)   $   213.4
   Other Item (3)                     --            --           --               --         (17.5)       (17.5)
   Net realized capital
     gains, net of tax             (12.7)         (1.3)          --               --            --        (14.0)
   -------------------------------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         152.2          20.9         28.1               --         (25.0)       181.9
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (4)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income (loss)         $   152.2      $   20.9       $ 28.1         $    5.7        $(25.0)   $   187.6
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets            $44,484.9      $8,877.2       $ 36.6         $2,989.0            --    $56,387.7
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.9    $     3.9
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 12.2    $    12.2
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs, and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and Year 2000 costs. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Represents after-tax Year 2000 costs.
 (4)  Taxes on the amortization of deferred gain on sale were $3.2 million.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

15. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into or assumed from a former affiliate operating leases for office space. For the year-ended December 31, 2001, rent expense for these leases was $17.6 million. The future net minimum payments under noncancelable leases for 2002 through 2006 are estimated to be $24.8 million, $20.6 million, $17.6 million, $16.2 million and $14.4 million, respectively, and $15.6 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2001, the Company had off-balance sheet commitments to purchase investments of $4.8 million with an estimated fair value of $4.8 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

16. SUBSEQUENT EVENT

    Effective February 28, 2002, the Company distributed 100% of the stock of IA Holdco to HOLDCO. The transaction was accounted for as a dividend. Refer to
    Note 2 for further information about IA Holdco.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First   Second  Third   Fourth
   --------------------------------------------------------------
   Total revenue                   $395.5  $411.9  $387.2  $340.4
   --------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                         $ 64.3  $95.0   $ 68.9  $(40.9)
   Income taxes (benefit)            28.2   39.1     27.1    (7.0)
   --------------------------------------------------------------
   Income (loss) from continuing
     operations                    $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   Net income (loss)               $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   --------------------------------------------------------------

   2000 (Millions)                 First   Second  Third   Fourth (1)
   ------------------------------------------------------------------
   Total revenue                   $408.3  $409.3  $426.4    $410.3
   ------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                         $ 76.5  $85.0   $ 77.4    $ 29.2
   Income taxes                      25.1   28.1     22.7       8.1
   ------------------------------------------------------------------
   Income from continuing
     operations                    $ 51.4  $56.9   $ 54.7    $ 21.1
   Income from discontinued
     operations                       1.6    1.6      1.5       1.0
   ------------------------------------------------------------------
   Net income                      $ 53.0  $58.5   $ 56.2    $ 22.1
   ------------------------------------------------------------------
   ------------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre-acquisition period of the two months ended November 30, 2000 and the post acquisition period of one month ended December 31, 2000.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS
                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 INDEMNIFICATION


Section 33-779 of the Connecticut General Statutes (the "CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) Limited Liability Company Agreement provides that IFA will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of IFA, as long as he acted in good faith on behalf of IFA and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.


                 REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A)
                      OF THE INVESTMENT COMPANY ACT OF 1940


ING Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                 CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 15 TO

                           THE REGISTRATION STATEMENT


This Post-Effective Amendment No. 15 to Registration Statement No. 33-76004 is comprised of the following papers and documents:


     o   The facing sheet.

     o One Prospectus for the AetnaVest and AetnaVest II Flexible Premium Variable Life Insurance Policy consisting of 117 pages

     o   The undertaking to file reports

     o   The undertaking pursuant to Rule 484

     o   Indemnification

     o Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

     o   The signatures

     o   Written consents of the following persons:

           A.  Consent of Counsel (included as part of Exhibit No. 2 below)

           B.  Actuarial Consent (included as part of Exhibit No. 6 below)

           C. Consents of Independent Auditors (included as Exhibit No. 7 below)

         The following Exhibits:

         1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:

            (1)         Resolution establishing Variable Life Account B(1)

            (2)         Not Applicable

            (3)(i)      Master General Agent Agreement(1)

            (3)(ii)     Life Insurance General Agent Agreement(1)

            (3)(iii)    Broker Agreement(1)

            (3)(iv)     Life Insurance Broker-Dealer Agreement(1)


            (3)(v) Principal Underwriting Agreement effective as of November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC. (2)

            (4)         Not Applicable

            (5)(i)      AetnaVest I Policy (Policy No. 38899)(3)

            (5)(ii)     Endorsement (70279-97) to Policy No. 38899(4)

            (5)(iii) AetnaVest II Policy, including Term Rider (Policy No. 38899-90)(3)

            (5)(iv) Amendment Rider (70194-94) to AetnaVest I Policy (Policy No. 38899)(3)

            (5)(v) Amendment Rider (70195-94(NY)) to AetnaVest II Policy (Policy No. 38899-90)(3)

            (5)(vi)     Endorsements L-ENMCHGI-02 and L-ENCMCHGI-02 (Name
                        Change)(5)

            (6)(i) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(6)

            (6)(ii) By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(6)

            (7)         Not Applicable

            (8)(i) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna

                        Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(7)

            (8)(ii) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(8)

            (8)(iii) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(9)

            (8)(iv) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(10)

            (8)(v) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(10)

            (8)(vi) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(11)

            (8)(vii) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(7)

            (8)(viii) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(8)

            (8)(ix) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(10)

            (8)(x) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(10)

            (8)(xi) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(12)

            (8)(xii) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(13)

            (8)(xiii) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(14)

            (8)(xiv) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                        November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(7)

            (8)(xv) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                        November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(9)

            (8)(xvi) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(12)

            (8)(xvii) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(13)

            (8)(xviii) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(15)

            (8)(xix) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                        January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(7)

            (8)(xx) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                        January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(9)

            (8)(xxi) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(16)

            (8)(xxii) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(13)

            (8)(xxiii) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(8)

            (8)(xxiv) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(17)

            (8)(xxv) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(8)

            (8)(xxvi) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(9)

            (8)(xxvii) Amendment dated August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(18)

            (8)(xxviii) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(19)

            (8)(xxix) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(17)

            (8)(xxx) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(18)

            (8)(xxxi) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(18)

            (8)(xxxii) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(18)

            (8)(xxxiii) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(20)

            (8)(xxxiv) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(9)

            (8)(xxxv) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(20)

            (8)(xxxvi) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(19)

            (8)(xxxvii) Amendment dated March 5, 2002 between Portfolio
                        Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(19)

             (9)        Not Applicable

            (10)(i)     Application (70059-96)(21)

            (10)(ii)    Application (70059-96ZNY)(21)

            (10)(iii)   Application Supplement (70268-97 (3/98))(21)

         2. Opinion and Consent of Counsel

         3. Not Applicable

         4. Not Applicable

         5. Not Applicable

         6. Actuarial Opinion and Consent

         7. (a)   Consent of Independent Auditors - KPMG LLP

            (b)   Consent of Independent Auditors - Ernst & Young LLP (Hartford)

            (c)   Consent of Independent Auditors - Ernst & Young LLP (Fort
                  Wayne)

         8. (a)   Copy of Power of Attorney(22)

            (b) Certificate of Resolution Authorizing Signature by Power of Attorney(23)

1. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed on February 16, 1996.

2. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6 (File No. 33-76004), as filed on April 22, 1997.

4. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form S-6 (File No. 33-76004), as filed on July 14, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form S-6 (File No. 33-75248), as filed on April 26, 2002.

6. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

7. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

9. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

10. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

11. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

13. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

14. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

15. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

16. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

17. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

18. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

19. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

20. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

21. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 33-64277), as filed on February 25, 1998.

22. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.

23. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 33-76004) and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 25th day of April 26th, 2002.

                                         VARIABLE LIFE ACCOUNT B OF ING
                                         LIFE INSURANCE AND ANNUITY
                                         COMPANY
                                         (Registrant)

(SEAL)

ATTEST:    /s/ Lena A. Rabbitt
           Lena Rabbitt
           Assistant Secretary

                                       By: ING LIFE INSURANCE AND ANNUITY
                                       COMPANY
                                       (Depositor)

                                       By:   Thomas J. McInerney*
                                          -----------------------------------
                                             Thomas J. McInerney
                                             President
                                             (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

  Signature                Title                                       Date
  ---------                -----                                       ----
                                                                     )
  Thomas J. McInerney*     Director and President)                   )
-------------------------  (principal executive officer)
  Thomas J. McInerney                                                )
                                                                     )
  Wayne R. Huneke*         Director and Chief Financial Officer      ) April
-------------------------                                            ) 26, 2001
  Wayne R. Huneke
                                                                     )
  Randy Lowery*            Director                                  )
-------------------------
  P. Randall Lowery                                                  )
                                                                     )
  Mark A. Tullis*          Director                                  )
-------------------------
  Mark A. Tullis                                                     )
                                                                     )
  David Wheat*             Chief Accounting Officer                  )
-------------------------
  David Wheat*                                                       )
                                                                     )
By:  /s/ J. Neil McMurdie
     ---------------------------------------
     J. Neil McMurdie
     *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX


EXHIBIT NO.      EXHIBIT
-----------      -------


99-2             Opinion and Consent of Counsel                                       ------------

99-6             Actuarial Opinion and Consent                                        ------------

99-7(a)          Consent of Independent Auditors--KPMG LLP                            ------------

99-7(b)          Consent of Independent Auditors--Ernst & Young LLP (Hartford)        ------------

99-7(c)          Consent of Independent Auditors--Ernst & Young LLP (Fort Wayne)      ------------
